AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.
19,128 2,652,480
Howmet Aerospace, Inc.
40,076 1,275,619
Huntington Ingalls Industries, Inc.
29,900 5,583,526
Textron, Inc.
68,849 5,315,143
14,826,768
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.
4,231 455,382
Expeditors International of
Washington, Inc. 5,168 694,011
FedEx Corp.
7,598 1,965,147
United Parcel Service, Inc., Class
B 22,460 4,814,076
7,928,616
Automobiles - 2.2%
General Motors Co. *
63,656 3,732,151
Tesla, Inc. *
23,663 25,006,585
28,738,736
Banks - 2.4%
Bank of Hawaii Corp.
4,722 395,515
Bank OZK
39,198 1,823,883
BOK Financial Corp.
6,911 729,041
Citizens Financial Group, Inc.
34,638 1,636,645
First Citizens BancShares , Inc.,
Class A 1,673 1,388,322
First Hawaiian, Inc.
43,941 1,200,908
FNB Corp.
30,445 369,298
JPMorgan Chase & Co.
68,419 10,834,149
People's United Financial, Inc.
56,108 999,845
Popular, Inc.
109,863 9,013,160
Prosperity Bancshares, Inc.
31,116 2,249,687
Wintrust Financial Corp.
5,321 483,253
31,123,706
Beverages - 0.1%
Monster Beverage Corp. *
5,177 497,199
PepsiCo, Inc.
4,117 715,164
1,212,363
Biotechnology - 1.8%
AbbVie, Inc.
3,580 484,732
Amgen, Inc.
10,707 2,408,754
Horizon Therapeutics plc *
26,140 2,816,846
Moderna , Inc. *
12,333 3,132,335
United Therapeutics Corp. *
66,185 14,301,255
23,143,922
Building Products - 1.6%
A O Smith Corp.
14,233 1,221,903
Carlisle Cos., Inc.
14,794 3,670,687
Johnson Controls International plc
53,348 4,337,726
Lennox International, Inc.
9,865 3,199,812
INVESTMENTS SHARES VALUE ($)
Building Products - 1.6% (continued)
Masco Corp.
12,392 870,166
Owens Corning
37,511 3,394,746
Trane Technologies plc
17,146 3,464,006
20,159,046
Capital Markets - 1.9%
Ameriprise Financial, Inc.
22,509 6,790,065
Bank of New York Mellon Corp.
(The) 35,963 2,088,731
BlackRock, Inc.
749 685,754
Goldman Sachs Group, Inc. (The)
10,606 4,057,325
Morgan Stanley
12,253 1,202,754
MSCI, Inc.
908 556,323
SEI Investments Co.
45,394 2,766,310
State Street Corp.
29,509 2,744,337
T. Rowe Price Group, Inc.
4,156 817,236
Virtu Financial, Inc., Class A
100,691 2,902,922
24,611,757
Chemicals - 1.4%
Corteva , Inc.
86,483 4,088,916
Eastman Chemical Co.
34,809 4,208,756
Huntsman Corp.
65,880 2,297,895
LyondellBasell Industries NV, Class
A 38,297 3,532,132
NewMarket Corp.
4,985 1,708,459
Olin Corp.
36,518 2,100,516
Westlake Chemical Corp.
5,708 554,418
18,491,092
Commercial Services & Supplies - 0.7%
Cintas Corp.
1,315 582,769
Copart , Inc. *
5,071 768,865
Waste Management, Inc.
43,926 7,331,249
8,682,883
Communications Equipment - 0.7%
Cisco Systems, Inc.
133,797 8,478,716
Ubiquiti, Inc.
3,798 1,164,846
9,643,562
Construction & Engineering - 0.1%
Quanta Services, Inc.
4,911 563,095
Valmont Industries, Inc.
931 233,216
796,311
Consumer Finance - 0.2%
Santander Consumer USA
Holdings, Inc. 9,931 417,301
SLM Corp.
82,817 1,629,010
2,046,311
Containers & Packaging - 0.9%
Berry Global Group, Inc. *
18,175 1,340,951
Packaging Corp. of America
52,893 7,201,382

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0.9% (continued)
Silgan Holdings, Inc.
57,426 2,460,130
11,002,463
Distributors - 0.0% (a)
LKQ Corp. 8,234 494,287
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 50,319 15,045,381
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
245,758 6,045,647
Verizon Communications, Inc.
122,307 6,355,072
12,400,719
Electric Utilities - 0.9%
Exelon Corp.
51,781 2,990,871
Hawaiian Electric Industries, Inc.
31,856 1,322,024
IDACORP, Inc.
12,900 1,461,699
NRG Energy, Inc.
143,306 6,173,622
11,948,216
Electrical Equipment - 1.7%
Acuity Brands, Inc.
47,683 10,095,445
Eaton Corp. plc
6,236 1,077,706
Hubbell, Inc.
14,172 2,951,602
Regal Rexnord Corp.
31,619 5,380,921
Sensata Technologies Holding plc *
42,120 2,598,383
22,104,057
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc. *
113,967 15,302,349
CDW Corp.
27,147 5,559,163
Jabil, Inc.
98,238 6,911,043
TD SYNNEX Corp.
60,504 6,919,237
Teledyne Technologies, Inc. *
1,723 752,762
35,444,554
Energy Equipment & Services - 0.1%
Schlumberger NV 44,339 1,327,953
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.
1,846 539,955
EPR Properties
564 26,784
Kimco Realty Corp.
23,476 578,684
Omega Healthcare Investors, Inc.
34,908 1,032,928
Orion Office REIT, Inc. *
533 9,951
Public Storage
5,056 1,893,775
Ventas, Inc.
11,351 580,263
4,662,340
Food & Staples Retailing - 1.5%
Albertsons Cos., Inc., Class A
33,653 1,015,984
Costco Wholesale Corp.
5,737 3,256,895
Kroger Co. (The)
147,970 6,697,122
Walmart, Inc.
56,207 8,132,591
19,102,592
INVESTMENTS SHARES VALUE ($)
Food Products - 1.0%
Flowers Foods, Inc.
17,814 489,350
Ingredion, Inc.
6,350 613,664
J M Smucker Co. (The)
28,546 3,877,118
Pilgrim's Pride Corp. *
22,078 622,600
Tyson Foods, Inc., Class A
78,986 6,884,420
12,487,152
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
6,000 844,440
Baxter International, Inc.
15,913 1,365,972
Medtronic plc
43,297 4,479,075
6,689,487
Health Care Providers & Services - 3.3%
Anthem, Inc.
30,301 14,045,726
CVS Health Corp.
66,540 6,864,266
McKesson Corp.
9,346 2,323,135
Molina Healthcare, Inc. *
30,437 9,681,401
UnitedHealth Group, Inc.
19,334 9,708,375
42,622,903
Health Care Technology - 0.1%
Teladoc Health, Inc. *
3,483 319,809
Veeva Systems, Inc., Class A *
5,355 1,368,095
1,687,904
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
22,484 3,386,990
McDonald's Corp.
1,933 518,179
3,905,169
Household Durables - 1.1%
Lennar Corp., Class A
50,051 5,813,924
Mohawk Industries, Inc. *
13,673 2,490,947
PulteGroup, Inc.
77,305 4,418,754
Toll Brothers, Inc.
9,163 663,310
Whirlpool Corp.
2,205 517,425
13,904,360
Household Products - 1.5%
Procter & Gamble Co. (The) 121,655 19,900,325
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 53,274 1,213,049
Industrial Conglomerates - 1.0%
3M Co.
18,015 3,200,005
General Electric Co.
34,103 3,221,710
Honeywell International, Inc.
21,563 4,496,101
Roper Technologies, Inc.
3,234 1,590,675
12,508,491
Insurance - 3.4%
Allstate Corp. (The)
129,472 15,232,381
Assurant, Inc.
18,204 2,837,275
Assured Guaranty Ltd.
8,238 413,548

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.4% (continued)
Everest Re Group Ltd.
38,549 10,559,342
First American Financial Corp.
88,484 6,922,103
MetLife, Inc.
10,090 630,524
Old Republic International Corp.
197,488 4,854,255
Progressive Corp. (The)
17,597 1,806,332
Travelers Cos., Inc. (The)
2,976 465,536
White Mountains Insurance Group
Ltd. 362 367,032
44,088,328
Interactive Media & Services - 7.4%
Alphabet, Inc., Class A *
13,395 38,805,851
Alphabet, Inc., Class C *
7,676 22,211,197
Meta Platforms, Inc., Class A *
102,513 34,480,247
95,497,295
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. * 11,096 36,997,837
IT Services - 2.0%
Accenture plc, Class A
14,799 6,134,925
Akamai Technologies, Inc. *
42,555 4,980,637
Alliance Data Systems Corp.
29,136 1,939,584
Amdocs Ltd.
7,186 537,800
Cognizant Technology Solutions
Corp., Class A 10,270 911,154
Concentrix Corp.
33,205 5,931,077
Kyndryl Holdings, Inc. *
65,555 1,186,546
VeriSign, Inc. *
9,225 2,341,490
Visa, Inc., Class A
8,641 1,872,591
25,835,804
Life Sciences Tools & Services - 2.7%
Bio-Rad Laboratories, Inc., Class
A * 2,200 1,662,254
Charles River Laboratories
International, Inc. * 22,100 8,326,838
Danaher Corp.
30,060 9,890,040
Thermo Fisher Scientific, Inc.
23,195 15,476,632
35,355,764
Machinery - 2.9%
AGCO Corp.
50,694 5,881,518
Allison Transmission Holdings, Inc.
35,637 1,295,405
Crane Co.
13,192 1,342,022
Cummins, Inc.
24,037 5,243,431
Donaldson Co., Inc.
10,954 649,134
Flowserve Corp.
43,343 1,326,296
ITT, Inc.
6,926 707,768
Lincoln Electric Holdings, Inc.
10,426 1,454,114
Nordson Corp.
5,495 1,402,709
Oshkosh Corp.
96,805 10,910,892
Pentair plc
5,070 370,262
Snap-on, Inc.
21,755 4,685,592
INVESTMENTS SHARES VALUE ($)
Machinery - 2.9% (continued)
Timken Co. (The)
36,801 2,549,941
37,819,084
Media - 0.4%
Comcast Corp., Class A
18,515 931,860
Interpublic Group of Cos., Inc.
(The) 98,645 3,694,255
4,626,115
Metals & Mining - 0.9%
Reliance Steel & Aluminum Co. 68,628 11,132,834
Multiline Retail - 0.4%
Target Corp. 24,912 5,765,633
Multi-Utilities - 0.2%
Ameren Corp.
8,706 774,921
MDU Resources Group, Inc.
48,742 1,503,203
2,278,124
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.
85,973 10,088,931
ConocoPhillips
153,784 11,100,129
Coterra Energy, Inc.
347,260 6,597,940
Devon Energy Corp.
181,471 7,993,798
DT Midstream, Inc.
21,308 1,022,358
EOG Resources, Inc.
117,652 10,451,027
Exxon Mobil Corp.
159,567 9,763,905
HollyFrontier Corp.
90,209 2,957,051
Kinder Morgan, Inc.
125,245 1,986,386
ONEOK, Inc.
10,573 621,269
62,582,794
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 2,707,273
Pharmaceuticals - 2.4%
Eli Lilly & Co.
5,145 1,421,152
Johnson & Johnson
109,199 18,680,673
Pfizer, Inc.
188,999 11,160,391
31,262,216
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.
41,226 3,495,553
CACI International, Inc., Class A *
15,663 4,216,636
IHS Markit Ltd.
15,153 2,014,137
ManpowerGroup , Inc.
38,450 3,742,338
Robert Half International, Inc.
34,886 3,890,487
17,359,151
Road & Rail - 1.6%
AMERCO
8,395 6,096,701
Knight-Swift Transportation
Holdings, Inc. 10,168 619,638
Landstar System, Inc.
27,421 4,908,907
Ryder System, Inc.
54,943 4,528,952

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 1.6% (continued)
Schneider National, Inc., Class B
144,534 3,889,410
XPO Logistics, Inc. *
7,719 597,682
20,641,290
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.
79,128 12,451,582
Intel Corp.
255,935 13,180,652
Lam Research Corp.
14,577 10,483,050
Micron Technology, Inc.
79,324 7,389,031
NVIDIA Corp.
13,670 4,020,484
Qorvo , Inc. *
15,215 2,379,474
QUALCOMM, Inc.
19,055 3,484,588
Skyworks Solutions, Inc.
4,916 762,668
Teradyne, Inc.
12,312 2,013,381
Texas Instruments, Inc.
20,600 3,882,482
Xilinx, Inc.
9,412 1,995,626
62,043,018
Software - 9.3%
Adobe, Inc. *
17,610 9,985,927
Cadence Design Systems, Inc. *
32,463 6,049,480
Fortinet, Inc. *
1,643 590,494
Intuit, Inc.
1,554 999,564
Manhattan Associates, Inc. *
4,944 768,743
Microsoft Corp.
248,763 83,663,972
Oracle Corp.
161,864 14,116,159
Teradata Corp. *
71,791 3,048,964
VMware, Inc., Class A
12,805 1,483,843
120,707,146
Specialty Retail - 3.2%
AutoNation, Inc. *
96,077 11,226,597
Best Buy Co., Inc.
11,634 1,182,014
Dick's Sporting Goods, Inc.
12,413 1,427,371
Foot Locker, Inc.
10,498 458,028
Home Depot, Inc. (The)
20,880 8,665,409
Lowe's Cos., Inc.
13,584 3,511,192
Penske Automotive Group, Inc.
51,358 5,506,605
Williams-Sonoma, Inc.
54,708 9,252,764
41,229,980
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.
502,691 89,262,841
HP, Inc.
241,182 9,085,326
98,348,167
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica , Inc. *
3,796 1,485,944
Skechers USA, Inc., Class A *
27,084 1,175,446
2,661,390
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 55,406 798,955
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.6%
Altria Group, Inc.
55,142 2,613,179
Philip Morris International, Inc.
49,206 4,674,570
7,287,749
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc.,
Class A 42,237 3,550,442
United Rentals, Inc. *
14,863 4,938,826
Watsco , Inc.
21,264 6,653,081
15,142,349
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 16,099 1,867,162
TOTAL COMMON STOCKS
(Cost $604,224,784) 1,223,891,933
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $476,826) 4,865 502,165
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5.1%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $65,779,156) 65,805,478 65,779,156
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $670,480,766) 1,290,173,254
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (c) 2,841,444
NET ASSETS - 100.0% 1,293,014,698
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 114,391,291 8.8%
Consumer Discretionary 134,199,558 10.4
Consumer Staples 62,697,454 4.9
Energy 63,910,747 4.9
Financials 117,714,438 9.1
Health Care 140,762,196 10.9
Industrials 177,968,045 13.8
Information Technology 352,022,251 27.2
Materials 40,626,389 3.1
Real Estate 4,662,340 0.4
Utilities 15,439,389 1.2
Short-Term In vestments 65,779,156 5.1
Total Investments In Securities
At Value 1,290,173,254 99.8
Other Assets in Excess of
Liabilities (c) 2,841,444 0.2
Net Assets
$ 1,293,014,698 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of December 31, 2021.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 218 3/2022 USD $ 51,867,650 $ (278,732)
$ (278,732)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.9%
Aerospace & Defense - 0.5%
AAR Corp. *
1,965 76,694
Aerojet Rocketdyne Holdings, Inc.
3,808 178,062
Vectrus , Inc. *
9,876 452,025
706,781
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. *
3,716 349,750
Hub Group, Inc., Class A *
6,511 548,487
898,237
Airlines - 0.3%
Allegiant Travel Co. *
806 150,754
SkyWest, Inc. *
2,603 102,298
Spirit Airlines, Inc. *
4,469 97,648
350,700
Auto Components - 1.8%
Adient plc *
4,662 223,217
Dana, Inc.
14,306 326,463
Fox Factory Holding Corp. *
2,389 406,369
Goodyear Tire & Rubber Co. (The)
* 3,187 67,947
LCI Industries
3,498 545,233
Patrick Industries, Inc.
5,106 412,003
XPEL, Inc. *(a)
5,190 354,373
2,335,605
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 143,172
Banks - 6.4%
1st Source Corp.
4,426 219,530
BancFirst Corp.
1,011 71,336
Bancorp, Inc. (The) *
12,926 327,157
Cathay General Bancorp
9,546 410,383
CIT Group, Inc.
5,501 282,421
Columbia Banking System, Inc.
4,804 157,187
Customers Bancorp, Inc. *
19,317 1,262,752
Dime Community Bancshares, Inc.
3,240 113,918
Eastern Bankshares , Inc.
7,990 161,158
Financial Institutions, Inc.
1,682 53,488
First Bancorp/PR
23,233 320,151
First Interstate BancSystem , Inc.,
Class A 4,570 185,862
First Merchants Corp.
4,786 200,486
Fulton Financial Corp.
10,873 184,841
Glacier Bancorp, Inc.
3,253 184,445
Great Southern Bancorp, Inc.
7,773 460,550
Hancock Whitney Corp.
4,008 200,480
Hanmi Financial Corp.
5,324 126,072
Heartland Financial USA, Inc.
10,270 519,765
Hilltop Holdings, Inc.
18,531 651,179
Home BancShares , Inc.
16,787 408,763
HomeStreet , Inc.
5,139 267,228
INVESTMENTS SHARES VALUE ($)
Banks - 6.4% (continued)
International Bancshares Corp.
10,482 444,332
Investors Bancorp, Inc.
9,978 151,167
Midland States Bancorp, Inc.
1,712 42,441
NBT Bancorp, Inc.
4,174 160,782
OFG Bancorp
3,523 93,571
Old National Bancorp
12,058 218,491
QCR Holdings, Inc.
961 53,816
ServisFirst Bancshares, Inc.
4,239 360,061
SouthState Corp.
1,300 104,143
Trustmark Corp.
1,383 44,892
8,442,848
Beverages - 1.0%
Celsius Holdings, Inc. *
2,474 184,486
Coca-Cola Consolidated, Inc.
971 601,234
MGP Ingredients, Inc.
2,225 189,103
National Beverage Corp. (b)
3,888 176,243
NewAge , Inc. *
33,949 34,967
Primo Water Corp.
9,083 160,133
1,346,166
Biotechnology - 6.1%
Agenus, Inc. *
22,494 72,431
Agios Pharmaceuticals, Inc. *
1,081 35,533
Akebia Therapeutics, Inc. *
15,484 34,994
Alector , Inc. *
13,553 279,870
Alkermes plc *
3,038 70,664
Alpine Immune Sciences, Inc. *
4,449 61,619
Amicus Therapeutics, Inc. *
15,837 182,917
AnaptysBio , Inc. *
5,504 191,264
Anavex Life Sciences Corp. *
2,327 40,350
AquaBounty Technologies, Inc. *
17,489 36,727
Arcus Biosciences, Inc. *
2,266 91,705
Arena Pharmaceuticals, Inc. *
2,580 239,785
Arrowhead Pharmaceuticals, Inc. *
5,157 341,909
Atossa Therapeutics, Inc. *
77,624 124,198
Beam Therapeutics, Inc. *
1,146 91,325
BioCryst Pharmaceuticals, Inc. *
3,312 45,871
Biohaven Pharmaceutical Holding
Co. Ltd. * 1,235 170,195
Blueprint Medicines Corp. *
3,117 333,862
Catalyst Pharmaceuticals, Inc. *
59,114 400,202
Crinetics Pharmaceuticals, Inc. *
1,883 53,496
Curis , Inc. *
7,394 35,195
Cytokinetics, Inc. *
3,638 165,820
Denali Therapeutics, Inc. *
3,910 174,386
Eagle Pharmaceuticals, Inc. *
4,289 218,396
Emergent BioSolutions , Inc. *
5,522 240,041
Enanta Pharmaceuticals, Inc. *
1,676 125,331
Fate Therapeutics, Inc. *
4,788 280,146
Gritstone bio, Inc. *(b)
4,450 57,227
Halozyme Therapeutics, Inc. *
8,467 340,458
Ideaya Biosciences, Inc. *
4,296 101,557
Insmed , Inc. *
6,637 180,792
Intellia Therapeutics, Inc. *
1,465 173,222

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.1% (continued)
Ironwood Pharmaceuticals, Inc. *
39,456 460,057
Kodiak Sciences, Inc. *
1,894 160,573
Ligand Pharmaceuticals, Inc. *
572 88,351
MeiraGTx Holdings plc *
4,734 112,385
Myriad Genetics, Inc. *
12,713 350,879
OPKO Health, Inc. *
37,945 182,515
Organogenesis Holdings, Inc. *
24,082 222,518
PDL BioPharma , Inc. (3)*(b)(c)
32,677 73,367
Precision BioSciences , Inc. *
15,132 111,977
Selecta Biosciences, Inc. *
96,812 315,607
Surface Oncology, Inc. *
41,882 200,196
TG Therapeutics, Inc. *
7,265 138,035
Travere Therapeutics, Inc. *
2,588 80,332
Veracyte , Inc. *
4,543 187,172
Vericel Corp. *
7,091 278,676
VistaGen Therapeutics, Inc. *
35,581 69,383
Zentalis Pharmaceuticals, Inc. *
830 69,770
8,093,281
Building Products - 2.3%
Apogee Enterprises, Inc.
14,282 687,678
Griffon Corp.
1,689 48,103
Insteel Industries, Inc.
12,798 509,488
Masonite International Corp. *
351 41,400
Simpson Manufacturing Co., Inc.
826 114,872
UFP Industries, Inc.
14,996 1,379,782
Zurn Water Solutions Corp.
5,807 211,375
2,992,698
Capital Markets - 2.0%
Artisan Partners Asset
Management, Inc., Class A 9,798 466,777
Brightsphere Investment Group,
Inc. 4,835 123,776
Cohen & Steers, Inc.
1,237 114,435
Cowen, Inc., Class A
12,716 459,048
Diamond Hill Investment Group,
Inc. 512 99,446
Donnelley Financial Solutions,
Inc. * 9,790 461,500
Federated Hermes, Inc.
7,470 280,723
Houlihan Lokey , Inc.
1,072 110,973
Oppenheimer Holdings, Inc., Class
A 4,322 200,411
StoneX Group, Inc. *
1,990 121,887
Virtus Investment Partners, Inc.
789 234,412
2,673,388
Chemicals - 0.6%
AdvanSix , Inc.
5,856 276,696
Balchem Corp.
638 107,567
Intrepid Potash, Inc. *
1,832 78,281
Stepan Co.
2,573 319,798
782,342
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.7%
ACCO Brands Corp.
37,898 313,037
HNI Corp.
5,756 242,040
Interface, Inc.
16,972 270,703
RR Donnelley & Sons Co. *
2,980 33,555
859,335
Communications Equipment - 1.0%
Calix, Inc. *
8,409 672,468
Digi International, Inc. *
3,152 77,445
Extreme Networks, Inc. *
18,579 291,690
NETGEAR, Inc. *
5,667 165,533
NetScout Systems, Inc. *
2,918 96,527
1,303,663
Construction & Engineering - 2.4%
API Group Corp. *
9,020 232,445
Arcosa , Inc.
3,429 180,708
Comfort Systems USA, Inc.
2,375 234,983
EMCOR Group, Inc.
5,140 654,785
Great Lakes Dredge & Dock Corp.
* 6,296 98,973
MYR Group, Inc. *
13,857 1,531,891
Primoris Services Corp.
5,206 124,840
Sterling Construction Co., Inc. *
4,126 108,514
3,167,139
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 7,598 304,984
Consumer Finance - 0.5%
Curo Group Holdings Corp.
5,143 82,340
Enova International, Inc. *
3,466 141,967
FirstCash Holdings, Inc.
594 44,437
LendingClub Corp. *
3,237 78,271
Navient Corp.
6,932 147,097
Nelnet, Inc., Class A
694 67,790
Regional Management Corp.
711 40,854
602,756
Containers & Packaging - 0.0% (d)
O-I Glass, Inc. * 5,499 66,153
Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. *
15,398 247,908
Laureate Education, Inc., Class A
5,783 70,784
Perdoceo Education Corp. *
5,000 58,800
WW International, Inc. *
2,696 43,486
420,978
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 5,494 193,114
Diversified Telecommunication Services - 0.3%
Anterix , Inc. *
714 41,955
Cogent Communications Holdings,
Inc. 510 37,322

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 0.3% (continued)
Consolidated Communications
Holdings, Inc. * 26,424 197,651
EchoStar Corp., Class A *
3,030 79,840
Iridium Communications, Inc. *
904 37,326
Liberty Latin America Ltd., Class C
(Chile) * 3,394 38,692
432,786
Electric Utilities - 0.2%
PNM Resources, Inc.
4,384 199,954
Portland General Electric Co.
730 38,632
238,586
Electrical Equipment - 1.7%
Atkore , Inc. *
10,985 1,221,422
Babcock & Wilcox Enterprises,
Inc. * 5,874 52,984
Encore Wire Corp.
5,463 781,755
EnerSys
631 49,887
GrafTech International Ltd.
7,053 83,437
2,189,485
Electronic Equipment, Instruments & Components - 2.6%
ePlus , Inc. *
6,413 345,532
Fabrinet (Thailand) *
5,468 647,794
Insight Enterprises, Inc. *
8,746 932,324
Methode Electronics, Inc.
9,348 459,641
PC Connection, Inc.
5,566 240,062
Plexus Corp. *
629 60,315
Rogers Corp. *
810 221,130
Sanmina Corp. *
10,765 446,317
Vishay Intertechnology , Inc.
2,321 50,760
3,403,875
Energy Equipment & Services - 0.8%
Cactus, Inc., Class A
2,222 84,725
ChampionX Corp. *
8,370 169,157
FTS International, Inc., Class A *
1,747 45,859
Nabors Industries Ltd. *
1,064 86,280
National Energy Services Reunited
Corp. * 13,486 127,443
Newpark Resources, Inc. *
12,878 37,861
Oceaneering International, Inc. *
3,212 36,328
ProPetro Holding Corp. *
53,512 433,447
RPC, Inc. *
7,931 36,007
TETRA Technologies, Inc. *
21,512 61,094
1,118,201
Entertainment - 0.3%
AMC Entertainment Holdings, Inc.,
Class A * 6,361 173,019
Marcus Corp. (The) *(b)
9,592 171,313
344,332
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexander & Baldwin, Inc.
3,040 76,274
Alexander's, Inc.
147 38,264
American Finance Trust, Inc.
16,080 146,810
Apple Hospitality REIT, Inc.
7,425 119,914
Armada Hoffler Properties, Inc.
2,701 41,109
Braemar Hotels & Resorts, Inc. *
7,414 37,811
Broadstone Net Lease, Inc.
6,085 151,030
CareTrust REIT, Inc.
3,411 77,873
Chatham Lodging Trust *
5,336 73,210
CorePoint Lodging, Inc. *
7,852 123,276
DigitalBridge Group, Inc. *
13,655 113,746
EastGroup Properties, Inc.
1,890 430,637
Global Net Lease, Inc.
2,516 38,445
Healthcare Realty Trust, Inc.
8,582 271,535
Hersha Hospitality Trust *
4,470 40,990
Independence Realty Trust, Inc.
6,241 161,205
Industrial Logistics Properties Trust
4,209 105,436
iStar , Inc. (b)
2,468 63,748
Kite Realty Group Trust
4,016 87,469
LXP Industrial Trust
11,810 184,472
Macerich Co. (The)
6,186 106,894
Monmouth Real Estate Investment
Corp. 1,998 41,978
National Health Investors, Inc.
1,294 74,366
National Storage Affiliates Trust
5,618 388,766
NexPoint Residential Trust, Inc.
1,268 106,296
Office Properties Income Trust
1,529 37,980
One Liberty Properties, Inc.
1,902 67,103
Outfront Media, Inc.
2,065 55,383
Physicians Realty Trust
8,095 152,429
Piedmont Office Realty Trust, Inc.,
Class A 2,182 40,105
PotlatchDeltic Corp.
1,410 84,910
PS Business Parks, Inc.
1,322 243,473
RPT Realty
7,540 100,885
Ryman Hospitality Properties, Inc. *
1,592 146,400
Sabra Health Care REIT, Inc.
10,777 145,921
Saul Centers, Inc.
2,512 133,186
Service Properties Trust
13,892 122,111
STAG Industrial, Inc.
5,873 281,669
Tanger Factory Outlet Centers, Inc.
5,579 107,563
Terreno Realty Corp.
1,442 122,988
UMH Properties, Inc.
1,646 44,985
Uniti Group, Inc.
12,744 178,543
Urban Edge Properties
12,023 228,437
Urstadt Biddle Properties, Inc.,
Class A 11,139 237,261
Whitestone REIT
23,431 237,356
5,870,242
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings,
Inc. * 2,854 191,132
Ingles Markets, Inc., Class A
7,717 666,286
Performance Food Group Co. *
6,796 311,868

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 1.4% (continued)
Rite Aid Corp. *
6,088 89,433
SpartanNash Co.
1,939 49,949
United Natural Foods, Inc. *
7,626 374,284
Weis Markets, Inc.
2,014 132,682
1,815,634
Food Products - 1.0%
B&G Foods, Inc.
8,032 246,823
Fresh Del Monte Produce, Inc.
2,213 61,079
John B Sanfilippo & Son, Inc.
6,645 599,113
Sanderson Farms, Inc.
881 168,342
Seneca Foods Corp., Class A *
6,043 289,762
1,365,119
Gas Utilities - 0.1%
New Jersey Resources Corp.
1,005 41,265
Southwest Gas Holdings, Inc.
816 57,161
98,426
Health Care Equipment & Supplies - 1.8%
Asensus Surgical, Inc. *(b)
90,651 100,623
Atrion Corp.
66 46,523
CONMED Corp.
1,602 227,100
Inari Medical, Inc. *
570 52,024
Integer Holdings Corp. *
4,048 346,468
Invacare Corp. *
15,127 41,145
LeMaitre Vascular, Inc.
1,143 57,413
LivaNova plc *
2,056 179,756
Meridian Bioscience, Inc. *
8,035 163,914
Merit Medical Systems, Inc. *
5,491 342,089
Neogen Corp. *
6,002 272,551
Retractable Technologies, Inc. *(b)
10,316 71,490
Shockwave Medical, Inc. *
942 167,987
Sientra , Inc. *
10,643 39,060
STAAR Surgical Co. *
480 43,824
Varex Imaging Corp. *
7,208 227,412
Zynex , Inc. *
3,713 37,019
2,416,398
Health Care Providers & Services - 3.3%
AdaptHealth Corp. *
1,563 38,231
AMN Healthcare Services, Inc. *
3,616 442,345
Apollo Medical Holdings, Inc. *
1,768 129,913
Community Health Systems, Inc. *
18,014 239,766
CorVel Corp. *
2,593 539,344
Ensign Group, Inc. (The)
4,930 413,923
Fulgent Genetics, Inc. *(b)
2,092 210,434
Joint Corp. (The) *
4,882 320,699
Magellan Health, Inc. *
1,311 124,532
MEDNAX, Inc. *
2,277 61,957
ModivCare , Inc. *
1,311 194,408
National Research Corp.
1,828 75,899
Option Care Health, Inc. *
6,191 176,072
Owens & Minor, Inc.
10,112 439,872
Patterson Cos., Inc.
10,730 314,925
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.3% (continued)
Select Medical Holdings Corp.
10,100 296,940
Tenet Healthcare Corp. *
4,487 366,543
Triple-S Management Corp. *
960 34,253
4,420,056
Health Care Technology - 1.1%
Castlight Health, Inc., Class B *
52,498 80,847
Computer Programs and Systems,
Inc. * 4,249 124,496
Evolent Health, Inc., Class A *
8,955 247,785
HealthStream , Inc. *
1,608 42,387
NextGen Healthcare, Inc. *
3,083 54,846
Omnicell , Inc. *
4,004 722,482
OptimizeRx Corp. *
919 57,079
Simulations Plus, Inc.
1,686 79,748
1,409,670
Hotels, Restaurants & Leisure - 1.7%
Bloomin ' Brands, Inc. *
5,970 125,251
Brinker International, Inc. *
2,169 79,364
Cracker Barrel Old Country Store,
Inc. 432 55,572
Dave & Buster's Entertainment,
Inc. * 1,039 39,897
Everi Holdings, Inc. *
1,929 41,184
Fiesta Restaurant Group, Inc. *
11,481 126,406
Full House Resorts, Inc. *
4,261 51,601
Golden Entertainment, Inc. *
3,726 188,275
International Game Technology plc
1,890 54,640
ONE Group Hospitality, Inc. (The) *
5,500 69,355
Papa John's International, Inc.
1,436 191,663
RCI Hospitality Holdings, Inc.
2,387 185,899
Red Rock Resorts, Inc., Class A
4,653 255,961
Ruth's Hospitality Group, Inc. *
2,302 45,810
Scientific Games Corp. *
2,847 190,265
Target Hospitality Corp. *
14,080 50,125
Texas Roadhouse, Inc.
4,893 436,847
Wingstop , Inc.
411 71,021
2,259,136
Household Durables - 2.2%
Century Communities, Inc.
6,869 561,816
Helen of Troy Ltd. *
1,065 260,361
KB Home
2,179 97,467
La-Z-Boy, Inc.
4,817 174,905
LGI Homes, Inc. *
1,219 188,311
M/I Homes, Inc. *
4,825 300,018
MDC Holdings, Inc.
3,356 187,365
Meritage Homes Corp. *
4,023 491,047
Skyline Champion Corp. *
2,310 182,444
Tri Pointe Homes, Inc. *
15,364 428,502
2,872,236
Household Products - 0.2%
WD-40 Co. 879 215,039

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
5,241 188,833
Ormat Technologies, Inc.
2,731 216,568
Sunnova Energy International,
Inc. * 3,576 99,842
505,243
Insurance - 1.9%
CNO Financial Group, Inc.
5,575 132,908
Employers Holdings, Inc.
13,872 574,023
Horace Mann Educators Corp.
10,637 411,652
Kinsale Capital Group, Inc.
393 93,491
ProAssurance Corp.
5,152 130,346
Selective Insurance Group, Inc.
4,313 353,407
Stewart Information Services Corp.
6,315 503,495
Tiptree, Inc.
18,886 261,193
2,460,515
Interactive Media & Services - 0.5%
Cars.com, Inc. *
5,585 89,862
Ziff Davis, Inc. *
5,737 636,004
725,866
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A *
15,448 361,020
Duluth Holdings, Inc., Class B *
17,267 262,113
Groupon, Inc. *(b)
3,551 82,241
Lands' End, Inc. *
13,140 257,938
Shutterstock , Inc.
3,014 334,193
1,297,505
IT Services - 1.7%
BigCommerce Holdings, Inc.,
Series 1 * 1,992 70,457
Conduent , Inc. *
39,469 210,764
CSG Systems International, Inc.
2,538 146,240
EVERTEC, Inc.
6,528 326,269
ExlService Holdings, Inc. *
342 49,511
GreenSky , Inc., Class A *
3,059 34,750
Hackett Group, Inc. (The)
9,556 196,185
Maximus, Inc.
5,604 446,471
Perficient , Inc. *
3,774 487,941
TTEC Holdings, Inc.
3,352 303,524
2,272,112
Leisure Products - 1.5%
Acushnet Holdings Corp.
3,239 171,926
Callaway Golf Co. *
4,108 112,724
Johnson Outdoors, Inc., Class A
4,990 467,513
Malibu Boats, Inc., Class A *
4,788 329,079
MasterCraft Boat Holdings, Inc. *
2,753 77,992
Smith & Wesson Brands, Inc.
4,930 87,754
Vista Outdoor, Inc. *
15,498 713,993
1,960,981
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.4%
Bionano Genomics, Inc. *(b)
27,069 80,936
Harvard Bioscience, Inc. *
22,787 160,648
Inotiv , Inc. *
2,525 106,227
Medpace Holdings, Inc. *
5,849 1,272,976
NeoGenomics , Inc. *
5,053 172,409
Pacific Biosciences of California,
Inc. * 2,735 55,958
1,849,154
Machinery - 2.2%
Columbus McKinnon Corp.
6,930 320,582
Federal Signal Corp.
2,937 127,290
Greenbrier Cos., Inc. (The)
2,377 109,080
Meritor, Inc. *
17,445 432,287
Miller Industries, Inc.
3,127 104,442
Mueller Industries, Inc.
18,631 1,105,936
Shyft Group, Inc. (The)
5,859 287,853
SPX FLOW, Inc.
1,743 150,735
Wabash National Corp.
4,895 95,550
Welbilt , Inc. *
6,286 149,418
2,883,173
Marine - 0.7%
Eagle Bulk Shipping, Inc.
1,918 87,269
Genco Shipping & Trading Ltd.
7,969 127,504
Matson, Inc.
6,188 557,106
Safe Bulkers, Inc. (Greece) *
50,125 188,971
960,850
Media - 0.8%
AMC Networks, Inc., Class A *
4,335 149,297
Entravision Communications Corp.,
Class A 17,696 119,979
EW Scripps Co. (The), Class A *
3,421 66,196
Gannett Co., Inc. *
33,697 179,605
John Wiley & Sons, Inc., Class A
1,453 83,213
Scholastic Corp.
3,782 151,129
TechTarget , Inc. *
1,587 151,813
TEGNA, Inc.
6,510 120,826
WideOpenWest , Inc. *
4,166 89,652
1,111,710
Metals & Mining - 1.4%
Arconic Corp. *
10,490 346,275
Commercial Metals Co.
20,413 740,788
Ryerson Holding Corp.
7,379 192,223
SunCoke Energy, Inc.
15,698 103,450
TimkenSteel Corp. *
21,976 362,604
Worthington Industries, Inc.
778 42,525
1,787,865

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 10,665 140,351
Blackstone Mortgage Trust, Inc.,
Class A 9,163 280,571
Chimera Investment Corp.
12,242 184,609
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 244,565
PennyMac Mortgage Investment
Trust 6,655 115,331
965,427
Multiline Retail - 0.3%
Big Lots, Inc.
2,559 115,283
Macy's, Inc.
13,067 342,094
457,377
Multi-Utilities - 0.4%
Avista Corp.
3,368 143,106
Black Hills Corp.
3,256 229,776
NorthWestern Corp.
2,627 150,160
523,042
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. *
24,367 426,422
Arch Resources, Inc.
872 79,631
Berry Corp.
4,737 39,885
California Resources Corp.
1,862 79,526
Callon Petroleum Co. *
711 33,595
Centennial Resource Development,
Inc., Class A * 19,717 117,908
Centrus Energy Corp., Class A *
1,433 71,521
Chesapeake Energy Corp.
4,707 303,696
Civitas Resources, Inc.
8,579 420,114
CONSOL Energy, Inc. *
6,749 153,270
Denbury, Inc. *
2,240 171,562
Dorian LPG Ltd.
5,995 76,076
Earthstone Energy, Inc., Class A *
4,713 51,560
Falcon Minerals Corp.
12,457 60,666
Magnolia Oil & Gas Corp., Class A
16,603 313,299
Matador Resources Co.
8,472 312,786
Murphy Oil Corp.
5,243 136,895
Oasis Petroleum, Inc.
828 104,320
Ovintiv , Inc.
13,088 441,066
PBF Energy, Inc., Class A *
6,474 83,968
PDC Energy, Inc.
9,307 453,995
Peabody Energy Corp. *
3,500 35,245
Range Resources Corp. *
6,968 124,239
Renewable Energy Group, Inc. *
3,028 128,508
REX American Resources Corp. *
1,617 155,232
SM Energy Co.
11,557 340,700
Southwestern Energy Co. *
19,547 91,089
W&T Offshore, Inc. *
11,818 38,172
Whiting Petroleum Corp. *
5,254 339,829
5,184,775
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0.0% (d)
Verso Corp., Class A 1,305 35,261
Personal Products - 0.6%
Edgewell Personal Care Co.
6,447 294,692
Medifast , Inc.
1,009 211,315
USANA Health Sciences, Inc. *
2,589 262,007
768,014
Pharmaceuticals - 1.0%
ANI Pharmaceuticals, Inc. *
751 34,606
Arvinas , Inc. *
615 50,516
Collegium Pharmaceutical, Inc. *
4,027 75,224
Corcept Therapeutics, Inc. *
15,134 299,653
Endo International plc *
20,199 75,948
Evolus , Inc. *
8,336 54,267
Innoviva , Inc. *
3,683 63,532
KemPharm , Inc. *
12,712 110,722
Phibro Animal Health Corp., Class
A 5,358 109,411
Prestige Consumer Healthcare,
Inc. * 2,551 154,718
Seelos Therapeutics, Inc. *
25,641 41,795
Supernus Pharmaceuticals, Inc. *
5,371 156,618
TherapeuticsMD , Inc. *
97,285 34,585
1,261,595
Professional Services - 2.0%
ASGN, Inc. *
458 56,517
Barrett Business Services, Inc.
1,855 128,106
Insperity , Inc.
1,137 134,291
KBR, Inc.
8,809 419,485
Kforce , Inc.
21,173 1,592,633
Korn Ferry
1,735 131,391
Resources Connection, Inc.
3,815 68,060
TrueBlue , Inc. *
3,297 91,228
2,621,711
Real Estate Management & Development - 1.0%
Cushman & Wakefield plc *
3,941 87,648
Douglas Elliman , Inc. *
3,430 39,439
eXp World Holdings, Inc.
8,882 299,235
Kennedy-Wilson Holdings, Inc.
11,825 282,381
Newmark Group, Inc., Class A
14,564 272,347
Realogy Holdings Corp. *
10,232 172,000
Redfin Corp. *
4,019 154,289
1,307,339
Road & Rail - 1.5%
ArcBest Corp.
11,325 1,357,301
Avis Budget Group, Inc. *
1,841 381,768
Covenant Logistics Group, Inc. *
2,964 78,339
Werner Enterprises, Inc.
3,743 178,391
1,995,799

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.9%
Amkor Technology, Inc.
42,378 1,050,550
Axcelis Technologies, Inc. *
2,277 169,773
CMC Materials, Inc.
614 117,698
Diodes, Inc. *
6,970 765,376
FormFactor , Inc. *
16,501 754,426
Ichor Holdings Ltd. *
5,628 259,057
Lattice Semiconductor Corp. *
9,396 724,056
MaxLinear , Inc. *
1,454 109,617
Onto Innovation, Inc. *
1,983 200,739
Photronics , Inc. *
28,791 542,710
Power Integrations, Inc.
7,411 688,408
SiTime Corp. *
170 49,732
SMART Global Holdings, Inc. *
3,901 276,932
Synaptics , Inc. *
4,924 1,425,547
Ultra Clean Holdings, Inc. *
10,381 595,454
7,730,075
Software - 3.4%
ACI Worldwide, Inc. *
1,116 38,725
American Software, Inc., Class A
5,824 152,414
Appfolio , Inc., Class A *
1,355 164,036
Asana, Inc., Class A *
3,098 230,956
Avaya Holdings Corp. *
6,399 126,700
Blackbaud , Inc. *
521 41,149
Blackline, Inc. *
2,407 249,221
Box, Inc., Class A *
2,068 54,161
Cerence , Inc. *
2,747 210,530
ChannelAdvisor Corp. *
13,348 329,429
CommVault Systems, Inc. *
601 41,421
Digital Turbine, Inc. *
5,789 353,071
Ebix , Inc.
4,038 122,755
Marathon Digital Holdings, Inc. *(b)
2,230 73,278
Mimecast Ltd. *
1,320 105,032
Mitek Systems, Inc. *
6,033 107,086
Progress Software Corp.
5,680 274,174
Q2 Holdings, Inc. *
639 50,762
Qualys , Inc. *
875 120,067
Rapid7, Inc. *
866 101,919
Rimini Street, Inc. *
13,964 83,365
SecureWorks Corp., Class A *
12,508 199,753
Sprout Social, Inc., Class A *
412 37,364
SPS Commerce, Inc. *
5,029 715,878
Tenable Holdings, Inc. *
1,382 76,107
Verint Systems, Inc. *
1,525 80,078
Vonage Holdings Corp. *
10,387 215,946
Workiva , Inc. *
517 67,463
Xperi Holding Corp.
1,926 36,421
4,459,261
Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A *
6,331 220,509
Academy Sports & Outdoors, Inc. *
3,263 143,246
Asbury Automotive Group, Inc. *
2,672 461,535
Cato Corp. (The), Class A
4,009 68,794
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.5% (continued)
Citi Trends, Inc. *
2,530 239,717
Conn's, Inc. *
4,067 95,656
Genesco, Inc. *
3,420 219,461
Group 1 Automotive, Inc.
2,783 543,297
Hibbett, Inc.
5,160 371,159
MarineMax , Inc. *
5,574 329,089
Murphy USA, Inc.
1,573 313,405
ODP Corp. (The) *
9,864 387,458
Sally Beauty Holdings, Inc. *
11,415 210,721
Shoe Carnival, Inc.
1,320 51,586
Signet Jewelers Ltd.
5,769 502,076
Sleep Number Corp. *
1,909 146,229
Sonic Automotive, Inc., Class A
4,258 210,558
Urban Outfitters, Inc. *
1,787 52,466
Zumiez , Inc. *
1,278 61,331
4,628,293
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
6,235 203,074
Super Micro Computer, Inc. *
8,832 388,166
591,240
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *
2,048 262,595
G-III Apparel Group Ltd. *
12,955 358,076
Kontoor Brands, Inc.
7,405 379,506
Movado Group, Inc.
4,092 171,168
Oxford Industries, Inc.
745 75,633
1,246,978
Thrifts & Mortgage Finance - 2.5%
Flagstar Bancorp, Inc.
2,261 108,392
Mr Cooper Group, Inc. *
25,081 1,043,621
PennyMac Financial Services, Inc.
8,653 603,806
Provident Financial Services, Inc.
2,099 50,838
Radian Group, Inc.
17,777 375,628
Walker & Dunlop, Inc.
6,798 1,025,682
Waterstone Financial, Inc.
2,029 44,354
3,252,321
Tobacco - 0.1%
Turning Point Brands, Inc.
583 22,026
Vector Group Ltd.
6,859 78,741
100,767
Trading Companies & Distributors - 3.1%
BlueLinx Holdings, Inc. *
968 92,696
Boise Cascade Co.
16,328 1,162,554
GMS, Inc. *
7,975 479,377
Rush Enterprises, Inc., Class A
13,668 760,487
Textainer Group Holdings Ltd.
(China) 7,363 262,933
Titan Machinery, Inc. *
3,029 102,047
Triton International Ltd.
3,107 187,135
Veritiv Corp. *
6,134 751,844

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.1% (continued)
WESCO International, Inc. *
2,426 319,237
4,118,310
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 3,062 78,081
TOTAL COMMON STOCKS
(Cost $69,473,839) 125,293,201
PREFERRED STOCKS - 0.1%
Media - 0.0% (d)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
2,832 82,440
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
2,999 91,919
TOTAL PREFERRED STOCKS
(Cost $105,425) 174,359
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.01% (g)
(Cost $6,226,099) 6,228,590 6,226,099
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.7%
Investment Companies - 0.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (g)(h) 147,514 147,514
Limited Purpose Cash Investment
Fund 0.01% (g)(h) 740,706 740,410
TOTAL SECURITIES LENDING COLLATERAL
(Cost $888,220) 887,924
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.4%
(Cost $76,693,583) 132,581,583
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.4)% ( i ) (581,198)
NET ASSETS - 100.0% 132,000,385
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,775,216 2.1%
Consumer Discretionary 17,622,261 13.3
Consumer Staples 5,610,739 4.2
Energy 6,302,976 4.8
Financials 18,590,369 14.1
Health Care 19,450,153 14.7
Industrials 23,836,137 18.1
Information Technology 19,760,226 15.0
Materials 2,976,605 2.3
Real Estate 7,177,581 5.4
Utilities 1,365,297 1.0
Short-Term Investments 6,226,099 4.7
Securities Lending Collateral 887,924 0.7
Total Investments In Securities
At Value 132,581,583 100.4
Liabilities in Exces s of Other
Assets ( i ) (581,198) (0.4)
Net Assets
$ 132,000,385 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2021, the value of these securities amounted to $354,373 or 0.27% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$836,820.
(c) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2021 amounted to $73,367, which represents approximately 0.06% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on December 31, 2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2021.
(g) Represents 7-day effective yield as of December 31, 2021.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on futures contracts.

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 49 3/2022 USD $ 5,494,860 $ (18,804)
$ (18,804)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.5%
Australia - 6.1%
Afterpay Ltd. * 5,690 343,490
Aristocrat Leisure Ltd. 4,783 151,729
Aurizon Holdings Ltd. 1,565,829 3,978,189
BHP Group Ltd. (a) 75,493 2,279,265
BHP Group plc 75,993 2,261,151
BlueScope Steel Ltd. 231,253 3,530,390
CSL Ltd. 4,834 1,022,393
Dexus , REIT 138,456 1,119,537
Fortescue Metals Group Ltd. 329,792 4,635,808
Goodman Group, REIT 72,718 1,401,772
GPT Group (The), REIT 232,279 915,922
REA Group Ltd. 7,075 862,737
Rio Tinto Ltd. 8,995 656,385
Rio Tinto plc 39,988 2,637,060
Scentre Group, REIT 354,218 814,835
South32 Ltd. 839,139 2,454,132
Tabcorp Holdings Ltd. 57,040 208,385
Treasury Wine Estates Ltd. 143,159 1,290,771
Wesfarmers Ltd. 16,013 690,904
31,254,855
—
Belgium - 0.7%
Ageas SA/NV 20,631 1,068,424
Groupe Bruxelles Lambert SA 1,467 163,845
Proximus SADP 88,373 1,725,903
Umicore SA 12,996 530,165
3,488,337
—
Brazil - 0.0% (b)
Wheaton Precious Metals Corp. (1) 5,170 221,849
Canada - 10.4%
Bank of Montreal (1) 12,049 1,297,248
Bank of Nova Scotia (The) (1) 8,454 598,487
Canadian Apartment Properties,
REIT (1) 3,482 165,051
Canadian Imperial Bank of
Commerce (1) 17,788 2,073,474
Canadian Natural Resources Ltd.
(1) 23,966 1,012,675
Canadian Pacific Railway Ltd. (1) 48,960 3,521,389
Canadian Tire Corp. Ltd., Class A
(1) 28,689 4,115,050
CCL Industries, Inc., Class B (1) 4,615 247,469
CGI, Inc. (1)* 38,306 3,387,111
Constellation Software, Inc. (1) 1,663 3,085,467
Empire Co. Ltd., Class A (1) 44,014 1,341,001
Fairfax Financial Holdings Ltd. (1) 5,762 2,834,378
Gildan Activewear , Inc. (1) 27,604 1,170,325
Great-West Lifeco , Inc. (1) 6,006 180,235
iA Financial Corp., Inc. (1) 12,987 743,112
IGM Financial, Inc. (1) 31,421 1,133,188
Kirkland Lake Gold Ltd. (1) 7,689 322,221
Loblaw Cos. Ltd. (1) 18,224 1,493,130
Magna International, Inc. (1) 30,429 2,462,080
National Bank of Canada (1) 18,499 1,410,367
Onex Corp. (1) 26,091 2,047,760
Open Text Corp. (1) 51,627 2,450,441
Power Corp. of Canada (1) 5,259 173,783
INVESTMENTS SHARES VALUE ($)
Canada - 10.4% (continued)
Royal Bank of Canada (1) 23,203 2,462,550
Teck Resources Ltd., Class B (1) 95,122 2,739,471
Thomson Reuters Corp. (1) 47,290 5,655,209
Toromont Industries Ltd. (1) 1,695 153,239
Toronto-Dominion Bank (The) (1) 12,139 930,661
West Fraser Timber Co. Ltd. (1) 40,577 3,871,167
53,077,739
—
China - 0.3%
BOC Hong Kong Holdings Ltd. 499,000 1,636,474
Denmark - 3.1%
Coloplast A/S, Class B 5,961 1,049,584
Demant A/S * 5,064 259,308
DSV A/S 5,938 1,383,722
Genmab A/S * 2,453 979,122
Novo Nordisk A/S, Class B 58,347 6,553,879
Pandora A/S 44,287 5,508,900
15,734,515
—
Finland - 1.8%
Kesko OYJ, Class B 118,762 3,958,437
Kone OYJ, Class B 7,050 505,899
Neste OYJ 32,823 1,615,410
Nokia OYJ * 124,892 791,027
Orion OYJ, Class B 13,540 562,435
UPM- Kymmene OYJ 12,876 489,914
Wartsila OYJ Abp 108,013 1,514,967
9,438,089
—
France - 8.8%
Arkema SA 11,265 1,589,996
BNP Paribas SA 65,235 4,510,417
Bollore SA 58,919 329,568
Carrefour SA 349,728 6,411,739
Cie de Saint-Gobain 84,551 5,947,877
Cie Generale des Etablissements
Michelin SCA 2,784 455,975
CNP Assurances 42,767 1,057,848
Credit Agricole SA 67,757 966,033
Electricite de France SA 175,954 2,069,447
Engie SA 12,876 190,634
EssilorLuxottica SA 5,163 1,099,084
Hermes International 1,321 2,308,283
Ipsen SA 20,650 1,889,678
L'Oreal SA 7,631 3,638,559
LVMH Moet Hennessy Louis
Vuitton SE 468 386,771
Orange SA 31,790 339,587
Publicis Groupe SA 45,751 3,082,431
Sanofi 43,343 4,349,211
Societe Generale SA 116,673 4,009,903
Unibail - Rodamco -Westfield, REIT * 4,856 339,819
44,972,860
—
Germany - 7.0%
Allianz SE (Registered) 4,879 1,150,755
Bayerische Motoren Werke AG 39,787 3,980,382
Brenntag SE 41,214 3,721,783
Covestro AG (c) 82,316 5,066,388
Daimler AG (Registered) 32,697 2,498,188

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.0% (continued)
Daimler Truck Holding AG (1)* 18,662 686,056
Deutsche Bank AG (Registered) * 164,853 2,053,248
Deutsche Boerse AG 5,597 934,556
Deutsche Post AG (Registered) 27,693 1,781,236
Evonik Industries AG 9,018 291,331
Fresenius SE & Co. KGaA 12,270 493,173
GEA Group AG 24,259 1,325,012
HelloFresh SE * 9,427 722,468
Infineon Technologies AG 99,417 4,577,007
KION Group AG 4,200 458,748
SAP SE 6,543 920,859
Siemens AG (Registered) 5,000 866,014
Siemens Energy AG * 3,772 96,240
Volkswagen AG (Preference) 2,969 596,423
Vonovia SE 13,726 756,333
Zalando SE *(c) 33,881 2,729,335
35,705,535
—
Hong Kong - 2.9%
CK Asset Holdings Ltd. 459,439 2,898,126
CLP Holdings Ltd. 144,000 1,455,087
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,889,033
Link, REIT 39,000 343,562
Power Assets Holdings Ltd. 40,000 249,333
Sino Land Co. Ltd. 250,000 311,290
Sun Hung Kai Properties Ltd. 30,500 370,095
Swire Pacific Ltd., Class A 133,000 756,503
WH Group Ltd. (c) 7,127,000 4,473,997
Xinyi Glass Holdings Ltd. 740,000 1,853,568
14,600,594
—
Italy - 1.2%
Assicurazioni Generali SpA 40,634 858,789
DiaSorin SpA 8,531 1,622,990
Enel SpA 117,323 938,125
Prysmian SpA 71,480 2,688,805
6,108,709
—
Japan - 19.4%
Acom Co. Ltd. 26,500 76,291
AGC, Inc. 27,700 1,323,315
Aisin Corp. 17,700 679,106
Bandai Namco Holdings, Inc. 5,500 430,036
Canon, Inc. 6,200 151,241
Chubu Electric Power Co., Inc. 315,400 3,331,418
Dai-ichi Life Holdings, Inc. 128,100 2,583,774
Daiwa House Industry Co. Ltd. 19,500 560,412
ENEOS Holdings, Inc. 1,416,700 5,292,524
Fujitsu Ltd. 35,900 6,168,573
Hitachi Ltd. 21,500 1,164,727
Idemitsu Kosan Co. Ltd. 58,200 1,485,250
Iida Group Holdings Co. Ltd. 15,900 369,794
ITOCHU Corp. 151,300 4,628,858
Japan Post Holdings Co. Ltd. * 222,700 1,734,895
Japan Post Insurance Co. Ltd. 242,000 3,887,456
Japan Tobacco, Inc. 35,000 706,718
KDDI Corp. 12,300 359,698
Kyocera Corp. 2,500 156,315
M3, Inc. 12,400 625,225
INVESTMENTS SHARES VALUE ($)
Japan - 19.4% (continued)
Marubeni Corp. 171,700 1,672,873
Mazda Motor Corp. * 32,400 248,602
Mitsubishi Chemical Holdings Corp. 89,900 666,822
Mitsubishi Estate Co. Ltd. 26,800 371,783
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,218,019
Mitsui & Co. Ltd. 95,900 2,272,626
Mitsui Chemicals, Inc. 18,000 483,844
Mitsui Fudosan Co. Ltd. 20,800 412,272
Mizuho Financial Group, Inc. 434,720 5,521,490
MS&AD Insurance Group Holdings,
Inc. 210,700 6,487,936
NGK Insulators Ltd. 16,700 282,648
Nippon Express Co. Ltd. 16,200 969,486
Nippon Telegraph & Telephone
Corp. 244,100 6,675,711
Nitto Denko Corp. 5,800 448,064
Nomura Holdings, Inc. 231,400 1,007,898
Nomura Real Estate Holdings, Inc. 10,700 246,549
Nomura Real Estate Master Fund,
Inc., REIT 128 180,139
ORIX Corp. 15,900 324,490
Resona Holdings, Inc. 1,613,900 6,271,900
Rohm Co. Ltd. 2,300 209,230
Shimano, Inc. 2,000 532,639
Sompo Holdings, Inc. 145,200 6,123,621
Sumitomo Chemical Co. Ltd. 65,700 309,829
Sumitomo Corp. 85,800 1,269,788
Sumitomo Mitsui Financial Group,
Inc. 96,100 3,281,556
Sumitomo Mitsui Trust Holdings,
Inc. 117,800 3,939,038
T&D Holdings, Inc. 105,900 1,352,954
Tokio Marine Holdings, Inc. 4,400 244,946
Tokyo Electric Power Co. Holdings,
Inc. * 418,900 1,082,945
Tokyo Electron Ltd. 6,700 3,856,338
Tosoh Corp. 151,000 2,243,335
Yamaha Corp. 3,700 182,541
Yamaha Motor Co. Ltd. 63,500 1,525,214
99,632,752
—
Luxembourg - 0.1%
ArcelorMittal SA 12,532 402,010
Netherlands - 5.7%
ASM International NV 4,298 1,897,213
ASML Holding NV 13,470 10,789,752
ING Groep NV 109,319 1,519,863
Koninklijke Ahold Delhaize NV 153,526 5,268,454
NN Group NV 17,590 951,272
Randstad NV 23,093 1,575,341
Royal Dutch Shell plc, Class B 106,513 2,338,661
Universal Music Group NV 12,414 350,224
Wolters Kluwer NV 35,973 4,234,058
28,924,838
—

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Russia - 1.0%
Coca-Cola HBC AG * 6,248 216,339
Evraz plc 576,209 4,710,980
4,927,319
—
Singapore - 1.8%
CapitaLand Integrated Commercial
Trust, REIT 156,096 236,169
Genting Singapore Ltd. 2,356,000 1,355,194
STMicroelectronics NV 85,315 4,195,360
Venture Corp. Ltd. 266,000 3,614,633
9,401,356
—
South Africa - 0.5%
Anglo American plc 59,603 2,451,605
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria
SA 189,071 1,121,377
Banco Santander SA 175,525 582,932
CaixaBank SA 236,675 646,511
Enagas SA 24,219 562,640
Endesa SA 10,799 248,609
Red Electrica Corp. SA 14,437 312,192
Repsol SA 322,059 3,814,187
Telefonica SA 880,567 3,818,323
11,106,771
—
Sweden - 4.4%
Alfa Laval AB 35,821 1,438,913
Atlas Copco AB, Class A 21,096 1,457,751
Atlas Copco AB, Class B 10,707 628,932
Boliden AB 7,128 274,854
Electrolux AB, Class B 188,309 4,560,783
Epiroc AB, Class A 69,802 1,765,000
Essity AB, Class B 38,053 1,241,472
H & M Hennes & Mauritz AB, Class
B 29,553 579,892
Hexagon AB, Class B 13,741 217,665
Husqvarna AB, Class B 177,231 2,833,731
ICA Gruppen AB 61,490 3,636,513
Investor AB, Class B 44,280 1,111,132
Securitas AB, Class B 10,596 145,764
Skanska AB, Class B 23,967 619,335
SKF AB, Class B 21,454 507,381
Swedbank AB, Class A 25,393 510,294
Swedish Match AB 12,100 96,058
Telefonaktiebolaget LM Ericsson,
Class B 67,988 748,075
Volvo AB, Class B 7,355 170,095
22,543,640
—
Switzerland - 8.1%
EMS- Chemie Holding AG
(Registered) 401 448,150
Geberit AG (Registered) 2,388 1,946,540
Givaudan SA (Registered) 58 304,303
Holcim Ltd. * 14,221 723,267
Kuehne + Nagel International AG
(Registered) 1,401 451,202
Lonza Group AG (Registered) 2,133 1,775,911
Nestle SA (Registered) 32,187 4,493,863
INVESTMENTS SHARES VALUE ($)
Switzerland - 8.1% (continued)
Novartis AG (Registered) 54,924 4,826,283
Roche Holding AG 27,669 11,478,796
SGS SA (Registered) 269 896,765
Sonova Holding AG (Registered) 15,871 6,202,341
Straumann Holding AG
(Registered) 350 740,107
Swatch Group AG (The) 12,831 3,907,501
UBS Group AG (Registered) 166,505 2,988,648
41,183,677
—
United Kingdom - 9.1%
3i Group plc 30,804 603,859
Admiral Group plc 20,891 894,228
Ashtead Group plc 84,229 6,790,082
Auto Trader Group plc (c) 43,172 432,362
Aviva plc 1,179,259 6,573,396
BAE Systems plc 28,548 212,888
Barclays plc 1,804,940 4,597,658
Barratt Developments plc 66,145 671,668
British American Tobacco plc 64,615 2,399,267
BT Group plc 1,756,430 4,040,671
Bunzl plc 9,899 386,708
CK Hutchison Holdings Ltd. 184,500 1,187,890
CNH Industrial NV 12,424 240,208
Croda International plc 1,051 143,957
Entain plc * 125,879 2,877,176
Halma plc 4,177 181,110
Imperial Brands plc 24,800 543,487
J Sainsbury plc 78,461 293,285
JD Sports Fashion plc 135,530 399,611
Kingfisher plc 1,000,646 4,602,716
Lloyds Banking Group plc 486,184 315,724
London Stock Exchange Group plc 9,002 846,820
M&G plc 196,381 531,273
National Grid plc 10,391 149,831
NatWest Group plc 402,703 1,233,204
Next plc 22,533 2,492,218
Persimmon plc 54,573 2,115,198
Smith & Nephew plc 13,479 235,241
Spirax-Sarco Engineering plc 681 148,206
Taylor Wimpey plc 156,722 373,646
46,513,588
—
United States - 1.8%
Schneider Electric SE 16,746 3,292,190
Stellantis NV 311,302 5,876,944
9,169,134
—
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 17,528 419,442
TOTAL COMMON STOCKS
(Cost $360,687,311) 492,915,688

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.8%
INVESTMENT COMPANIES - 2.8%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $14,117,922) 14,123,572 14,117,922
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $374,805,2 33) 507,033,610
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (e) 3,810,697
NET ASSETS - 100.0% 510,844,307
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 22,017,217 4.3%
Consumer Discretionary 62,142,295 12.2
Consumer Staples 42,225,554 8.3
Energy 15,558,707 3.0
Financials 107,269,023 21.0
Health Care 44,665,677 8.7
Industrials 80,651,257 15.8
Information Technology 47,740,905 9.3
Materials 47,854,624 9.4
Real Estate 12,200,168 2.4
Utilities 10,590,261 2.1
Short-Term Investments 14,117,922 2.8
Total Investments In Securities
At Value 507,033,610 99.3
Other Assets in Excess of
Liabilities (e) 3,810,697 0.7
Net Assets
$ 510,844,307 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$2,044,844; additional non-cash collateral of $2,096,343 was received.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $12,702,082, which represents approximately 2.49% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2021.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 98 3/2022 USD $ 11,376,820 $ 190,788
$ 190,788

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.3%
Brazil - 4.2%
Ambev SA, ADR (1) 1,367,326 3,828,514
Banco Bradesco SA (Preference) 133,320 462,195
Banco do Brasil SA 263,700 1,362,905
Braskem SA, Class A 213,700 2,258,463
Cia Energetica de Minas Gerais
(Preference) 554,459 1,323,296
Cia Siderurgica Nacional SA 553,300 2,478,140
Gerdau SA, ADR (1) 46,409 228,332
Natura & Co. Holding SA * 69,400 320,010
Notre Dame Intermedica
Participacoes SA 44,700 482,568
Petroleo Brasileiro SA (Preference) 463,000 2,352,109
Telefonica Brasil SA 211,900 1,839,516
TIM SA, ADR (1)* 124,935 1,454,243
Vale SA, ADR (1) 247,533 3,470,413
Via S/A * 2,570,600 2,412,591
Vibra Energia SA 515,000 1,974,641
26,247,936
—
Chile - 0.5%
Cencosud SA 1,467,600 2,454,614
Cia Cervecerias Unidas SA, ADR
(1) 18,706 306,965
Colbun SA 1,509,556 122,784
Enel Chile SA, ADR (1) 116,825 211,453
3,095,816
—
China - 32.1%
Agricultural Bank of China Ltd.,
Class A 614,500 284,188
Agricultural Bank of China Ltd.,
Class H 6,775,000 2,330,853
Alibaba Group Holding Ltd. * 1,001,104 14,711,806
Anhui Conch Cement Co. Ltd.,
Class A 22,200 140,883
Anhui Conch Cement Co. Ltd.,
Class A 48,323 306,661
Anhui Conch Cement Co. Ltd.,
Class H 229,000 1,145,404
Baidu, Inc., ADR (1)* 22,331 3,322,629
Bank of Beijing Co. Ltd., Class A 371,578 259,542
Bank of China Ltd., Class A 609,800 292,564
Bank of China Ltd., Class H 11,702,000 4,209,986
Bank of Communications Co. Ltd.,
Class A 389,700 282,683
Bank of Communications Co. Ltd.,
Class H 1,846,000 1,115,930
Bank of Ningbo Co. Ltd., Class A 59,400 357,614
Bank of Shanghai Co. Ltd., Class A 227,711 255,360
Baoshan Iron & Steel Co. Ltd.,
Class A 435,722 492,378
BeiGene Ltd., ADR (1)* 3,623 981,579
Beijing Enterprises Holdings Ltd. 95,000 327,764
Bilibili , Inc., ADR (1)* 9,329 432,866
BOE Technology Group Co. Ltd.,
Class A 1,508,900 1,198,745
Bosideng International Holdings
Ltd. (a) 3,086,000 1,944,191
BYD Co. Ltd., Class A 40,800 1,718,267
INVESTMENTS SHARES VALUE ($)
China - 32.1% (continued)
CanSino Biologics, Inc., Class H
*(b) 122,600 2,834,453
China Cinda Asset Management
Co. Ltd., Class H 3,632,000 661,537
China CITIC Bank Corp. Ltd., Class
H 4,634,000 2,010,094
China Construction Bank Corp.,
Class H 11,575,000 8,020,859
China Everbright Bank Co. Ltd.,
Class A 538,100 280,992
China Everbright Bank Co. Ltd.,
Class H 519,000 183,778
China Everbright Environment
Group Ltd. 871,000 699,594
China Galaxy Securities Co. Ltd.,
Class H 434,500 249,737
China Hongqiao Group Ltd. 5,130,500 5,422,697
China Lesso Group Holdings Ltd. 176,000 253,030
China Longyuan Power Group
Corp. Ltd., Class H 707,000 1,651,423
China Medical System Holdings
Ltd. 1,416,000 2,366,999
China Merchants Bank Co. Ltd.,
Class A 109,658 840,381
China Merchants Port Holdings Co.
Ltd. 322,000 587,673
China Merchants Securities Co.
Ltd., Class A 240,200 666,960
China Minsheng Banking Corp.
Ltd., Class A 354,355 217,419
China Minsheng Banking Corp.
Ltd., Class H 2,046,000 782,329
China National Building Material
Co. Ltd., Class H 5,444,000 6,683,815
China Pacific Insurance Group Co.
Ltd., Class A 63,000 268,743
China Petroleum & Chemical Corp.,
Class A 401,800 267,480
China Railway Group Ltd., Class H 926,000 489,997
China Resources Land Ltd. (a) 592,000 2,494,451
China Resources Pharmaceutical
Group Ltd. (b) 735,500 335,011
China Resources Power Holdings
Co. Ltd. 1,768,000 5,913,309
China Taiping Insurance Holdings
Co. Ltd. 450,200 618,203
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 1,223,128
China Tower Corp. Ltd., Class H (b) 2,052,000 226,412
China Traditional Chinese Medicine
Holdings Co. Ltd. 424,000 280,940
China Vanke Co. Ltd., Class H 587,700 1,368,491
China Yangtze Power Co. Ltd.,
Class A 96,100 342,987
China Yuhua Education Corp. Ltd.
(b) 570,000 204,041
Chinasoft International Ltd. * 540,000 704,186
Chongqing Rural Commercial Bank
Co. Ltd., Class H 363,000 129,010
CITIC Ltd. 4,045,000 4,001,871

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 32.1% (continued)
CITIC Securities Co. Ltd., Class A 133,100 553,167
COSCO SHIPPING Holdings Co.
Ltd., Class H * 3,010,400 5,837,040
Country Garden Holdings Co. Ltd. 3,136,000 2,785,002
Country Garden Services Holdings
Co. Ltd. 511,000 3,068,001
CSPC Pharmaceutical Group Ltd. 208,000 226,489
Dongfeng Motor Group Co. Ltd.,
Class H 746,000 620,148
Far East Horizon Ltd. 1,042,000 924,731
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 43,158 712,927
GDS Holdings Ltd., ADR (1)* 6,699 315,925
Guotai Junan Securities Co. Ltd.,
Class A 94,200 265,183
Haier Smart Home Co. Ltd., Class A 225,900 1,062,355
Haitian International Holdings Ltd. 143,000 397,247
Haitong Securities Co. Ltd., Class A 186,300 359,395
Huaneng Power International, Inc.,
Class H 874,000 583,725
Huatai Securities Co. Ltd., Class A 136,300 380,906
Huaxia Bank Co. Ltd., Class A 291,300 256,640
Huazhu Group Ltd., ADR (1)* 15,565 581,197
Industrial & Commercial Bank of
China Ltd., Class A 350,800 255,474
Industrial & Commercial Bank of
China Ltd., Class H 1,131,000 637,978
Industrial Bank Co. Ltd., Class A 122,390 366,478
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 1,033,553
JD.com, Inc., Class A * 135,038 4,652,377
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 256,838 2,051,565
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 747,328
Jiangxi Copper Co. Ltd., Class H 254,000 408,061
KE Holdings, Inc., ADR (1)* 22,109 444,833
Kingboard Holdings Ltd. 370,500 1,805,100
Kingsoft Corp. Ltd. 418,200 1,839,395
Kuaishou Technology *(b) 220,900 2,048,067
Kunlun Energy Co. Ltd. 3,296,000 3,092,730
Kweichow Moutai Co. Ltd., Class A 7,800 2,512,842
Li Auto, Inc., ADR (1)* 34,548 1,108,991
Longfor Group Holdings Ltd. (b) 72,500 341,964
Luxshare Precision Industry Co.
Ltd., Class A 276,407 2,140,148
Luzhou Laojiao Co. Ltd., Class A 38,100 1,522,398
Meituan , Class B *(b) 64,400 1,862,286
NARI Technology Co. Ltd., Class A 287,340 1,811,294
NetEase , Inc. 147,650 2,985,283
New China Life Insurance Co. Ltd.,
Class A 38,600 236,168
New China Life Insurance Co. Ltd.,
Class H 531,800 1,422,891
NIO, Inc., ADR (1)* 94,422 2,991,289
People's Insurance Co. Group of
China Ltd. (The), Class H 4,959,000 1,501,696
PetroChina Co. Ltd., Class A 408,400 315,914
PICC Property & Casualty Co. Ltd.,
Class H 3,604,000 2,946,060
INVESTMENTS SHARES VALUE ($)
China - 32.1% (continued)
Pinduoduo , Inc., ADR (1)* 31,376 1,829,221
Ping An Bank Co. Ltd., Class A 160,985 417,251
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 411,707
SAIC Motor Corp. Ltd., Class A 167,800 544,861
Sany Heavy Industry Co. Ltd.,
Class A 76,600 274,910
Sany Heavy Industry Co. Ltd.,
Class A 238,100 854,517
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 740,000 922,555
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 211,500 931,179
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 315,800 599,244
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 189,147
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 303,507
Sinopharm Group Co. Ltd., Class H 982,400 2,138,146
Sinotruk Hong Kong Ltd. 913,000 1,405,713
Smoore International Holdings Ltd.
(b) 139,000 709,796
Sunac China Holdings Ltd. 194,000 293,471
Suning.com Co. Ltd., Class A * 454,800 294,735
Tencent Holdings Ltd. 411,600 24,017,320
Tencent Music Entertainment
Group, ADR (1)* 27,888 191,033
Topsports International Holdings
Ltd. (b) 917,000 928,770
Trip.com Group Ltd., ADR (1)* 43,393 1,068,336
Tsingtao Brewery Co. Ltd., Class H 108,000 1,010,648
Vipshop Holdings Ltd., ADR (1)* 41,543 348,961
Wuliangye Yibin Co. Ltd., Class A 41,682 1,459,638
XPeng , Inc., ADR (1)* 30,187 1,519,312
Yonghui Superstores Co. Ltd.,
Class A 482,327 307,198
Yum China Holdings, Inc. (1) 33,622 1,675,720
Zai Lab Ltd., ADR (1)* 5,469 343,727
Zhongsheng Group Holdings Ltd. 654,500 5,107,259
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class H 323,200 203,593
ZTO Express Cayman, Inc., ADR
(1) 34,228 965,914
202,673,553
—
Hong Kong - 0.2%
China Youzan Ltd. * 3,444,000 238,935
Kingboard Laminates Holdings Ltd. 356,000 605,494
Vinda International Holdings Ltd. 91,000 221,678
1,066,107
—
Hungary - 0.1%
OTP Bank Nyrt . * 7,944 405,075
India - 11.1%
Adani Ports & Special Economic
Zone Ltd. 178,470 1,746,169
Ambuja Cements Ltd. 66,664 337,437
Apollo Hospitals Enterprise Ltd. 19,932 1,341,669
Aurobindo Pharma Ltd. 145,237 1,431,431

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 11.1% (continued)
Axis Bank Ltd., GDR *(c) 14,131 652,852
Bharat Electronics Ltd. 724,337 2,039,789
Cipla Ltd. 171,502 2,175,394
Container Corp. of India Ltd. 118,212 974,652
Dabur India Ltd. 30,670 238,990
Divi's Laboratories Ltd. 34,716 2,181,641
Dr Reddy's Laboratories Ltd., ADR
(1) 39,789 2,602,598
GAIL India Ltd. 172,365 298,454
HCL Technologies Ltd. 189,886 3,359,068
Hindalco Industries Ltd. 205,529 1,306,971
Infosys Ltd., ADR (1) 572,052 14,478,637
ITC Ltd. 137,807 403,209
Larsen & Toubro Ltd., GDR (c) 14,876 378,594
Lupin Ltd. 27,420 349,863
NTPC Ltd. 1,565,686 2,612,294
Page Industries Ltd. 2,539 1,377,116
Piramal Enterprises Ltd. 57,571 2,041,591
REC Ltd. 11,839 21,262
Reliance Industries Ltd., GDR (b) 32,737 2,094,366
State Bank of India, GDR (c) 4,662 287,645
Sun Pharmaceutical Industries Ltd. 45,486 516,814
Tata Consultancy Services Ltd. 93,632 4,696,164
Tata Steel Ltd. 203,060 3,019,465
Tech Mahindra Ltd. 369,274 8,860,661
UPL Ltd. 83,966 840,615
Vedanta Ltd. 576,211 2,635,319
Wipro Ltd., ADR (1) 477,231 4,657,775
69,958,505
—
Indonesia - 1.4%
Adaro Energy Tbk . PT 17,134,200 2,717,255
Astra International Tbk . PT 3,958,500 1,584,398
Bank Negara Indonesia Persero
Tbk . PT 2,323,100 1,098,151
Indofood Sukses Makmur Tbk . PT 1,528,200 678,564
Kalbe Farma Tbk . PT 3,294,400 373,300
Semen Indonesia Persero Tbk . PT 575,400 292,551
Unilever Indonesia Tbk . PT 639,500 184,420
United Tractors Tbk . PT 1,233,400 1,914,950
8,843,589
—
Malaysia - 0.7%
Hartalega Holdings Bhd. 456,000 627,192
Hong Leong Bank Bhd. 64,400 287,695
Kossan Rubber Industries Bhd. 239,600 110,425
Malayan Banking Bhd. 140,500 279,858
MISC Bhd. 462,400 781,753
RHB Bank Bhd. 183,500 236,352
Sime Darby Bhd. 1,328,700 740,483
Supermax Corp. Bhd. 785,023 277,000
Telekom Malaysia Bhd. 164,500 217,007
Tenaga Nasional Bhd. 100,000 224,159
Top Glove Corp. Bhd. 1,388,300 863,105
4,645,029
—
INVESTMENTS SHARES VALUE ($)
Mexico - 1.1%
Alfa SAB de CV, Class A (1) 564,300 413,948
America Movil SAB de CV, Class L,
ADR (1) 45,816 967,176
Arca Continental SAB de CV (1) 30,400 193,783
Coca-Cola Femsa SAB de CV,
ADR (1) 5,843 320,138
Grupo Bimbo SAB de CV, Series
A (1) 134,500 413,639
Grupo Mexico SAB de CV, Series
B (1) 290,400 1,266,383
Grupo Televisa SAB, ADR (1) 65,369 612,508
Industrias Penoles SAB de CV (1) 35,100 403,807
Orbia Advance Corp. SAB de CV
(1) 224,100 572,084
Wal-Mart de Mexico SAB de CV (1) 461,400 1,714,630
6,878,096
—
Philippines - 0.2%
Ayala Land, Inc. 344,300 247,797
International Container Terminal
Services, Inc. 168,160 659,549
PLDT, Inc. 9,420 334,736
1,242,082
—
Poland - 1.7%
CD Projekt SA 14,535 691,320
Cyfrowy Polsat SA 143,426 1,235,931
KGHM Polska Miedz SA 18,548 643,823
Orange Polska SA * 98,188 205,922
PGE Polska Grupa Energetyczna
SA * 669,353 1,335,647
Polski Koncern Naftowy ORLEN SA 275,614 5,080,097
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,125,441 1,760,064
10,952,804
—
Qatar - 0.4%
Industries Qatar QSC 29,520 125,562
Qatar Islamic Bank SAQ 27,416 137,993
Qatar National Bank QPSC 351,624 1,949,416
2,212,971
—
Russia - 3.4%
Gazprom PJSC, ADR 431,776 3,987,084
LUKOIL PJSC, ADR 29,987 2,686,863
Magnit PJSC, GDR (c) 15,174 227,581
MMC Norilsk Nickel PJSC, ADR (1) 27,828 853,485
MMC Norilsk Nickel PJSC, ADR 137,232 4,245,107
Mobile TeleSystems PJSC, ADR (1) 117,545 934,483
Novatek PJSC, GDR (c) 7,176 1,677,785
Novolipetsk Steel PJSC, GDR (c) 33,457 986,907
PhosAgro PJSC, GDR (c) 13,442 290,029
Polyus PJSC, GDR (c) 9,720 858,529
Rosneft Oil Co. PJSC, GDR (c) 146,347 1,177,017
Severstal PAO, GDR (c) 63,342 1,366,277
Surgutneftegas PJSC, ADR 154,146 824,425
Tatneft PJSC, ADR 28,138 1,170,015
21,285,587
—

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 3.7%
Advanced Petrochemical Co. 15,486 290,022
Al Rajhi Bank 212,576 8,016,724
Alinma Bank 91,117 580,451
Arab National Bank 61,390 373,876
Bank AlBilad * 20,044 247,041
Bank Al- Jazira 181,193 929,532
Banque Saudi Fransi 38,073 478,334
Etihad Etisalat Co. 241,995 2,007,225
Jarir Marketing Co. 9,389 491,324
Mobile Telecommunications Co.
Saudi Arabia * 377,594 1,208,620
Riyad Bank 118,197 853,169
SABIC Agri -Nutrients Co. 7,385 346,683
Sahara International Petrochemical
Co. 38,044 423,992
Saudi Basic Industries Corp. 68,961 2,126,716
Saudi British Bank (The) 35,455 310,956
Saudi Electricity Co. 208,053 1,326,973
Saudi Industrial Investment Group 29,345 243,047
Saudi Kayan Petrochemical Co. * 45,155 203,995
Saudi National Bank (The) 126,898 2,176,708
Saudi Telecom Co. 19,303 577,378
23,212,766
—
South Africa - 3.5%
Absa Group Ltd. 51,820 495,946
Anglo American Platinum Ltd. 13,314 1,518,557
Aspen Pharmacare Holdings Ltd. 76,475 1,077,129
Exxaro Resources Ltd. 133,412 1,279,868
Harmony Gold Mining Co. Ltd.,
ADR (1) 162,895 669,498
Impala Platinum Holdings Ltd. 91,274 1,287,578
Kumba Iron Ore Ltd. 134,562 3,880,652
Mr Price Group Ltd. 65,219 817,960
MTN Group Ltd. * 18,154 194,592
MultiChoice Group 70,062 537,068
Sasol Ltd. * 60,572 991,719
Shoprite Holdings Ltd. 380,803 4,991,662
Sibanye Stillwater Ltd. 1,444,447 4,491,251
22,233,480
—
South Korea - 13.0%
CJ Corp. * 8,934 626,044
CJ Logistics Corp. * 2,386 252,688
DB Insurance Co. Ltd. * 39,954 1,814,019
Doosan Bobcat, Inc. * 15,379 526,313
E-MART, Inc. 37,506 4,754,692
Hana Financial Group, Inc. 152,771 5,397,261
Hankook Tire & Technology Co.
Ltd. * 5,425 181,234
HMM Co. Ltd. * 219,404 4,963,040
Hyundai Glovis Co. Ltd. * 23,495 3,313,190
Industrial Bank of Korea 305,403 2,641,966
KB Financial Group, Inc. 81,654 3,776,033
Kia Corp. * 64,971 4,483,850
Korea Investment Holdings Co.
Ltd. * 9,862 668,156
Korea Zinc Co. Ltd. * 705 303,341
KT&G Corp. 5,853 388,861
Kumho Petrochemical Co. Ltd. * 17,980 2,506,479
INVESTMENTS SHARES VALUE ($)
South Korea - 13.0% (continued)
LG Electronics, Inc. 31,834 3,685,761
LG Innotek Co. Ltd. * 4,215 1,288,606
LG Uplus Corp. 12,221 139,446
Meritz Securities Co. Ltd. * 155,844 674,758
NH Investment & Securities Co.
Ltd. * 16,134 169,457
POSCO 31,700 7,350,813
S-1 Corp. * 3,671 228,424
Samsung Electronics Co. Ltd. 314,525 20,656,419
Samsung Fire & Marine Insurance
Co. Ltd. * 1,008 171,235
Samsung Life Insurance Co. Ltd. * 47,529 2,559,304
Seegene , Inc. 6,113 313,685
Shinhan Financial Group Co. Ltd. 112,557 3,477,905
SK Telecom Co. Ltd. 61,444 2,985,957
Woori Financial Group, Inc. 137,202 1,463,167
81,762,104
—
Taiwan - 15.5%
ASE Technology Holding Co. Ltd. 62,000 239,581
Asia Cement Corp. 127,000 203,052
Asustek Computer, Inc. 99,000 1,343,971
AU Optronics Corp. 6,046,000 4,997,990
Catcher Technology Co. Ltd. 40,000 226,128
Cathay Financial Holding Co. Ltd. 1,706,000 3,843,366
China Development Financial
Holding Corp. 341,065 215,413
China Development Financial
Holding Corp. * 311,221 107,876
China Steel Corp. 302,000 385,372
Compal Electronics, Inc. 239,000 208,934
CTBC Financial Holding Co. Ltd. 938,480 879,168
E.Sun Financial Holding Co. Ltd. 880,726 892,665
Evergreen Marine Corp. Taiwan
Ltd. 273,000 1,398,559
First Financial Holding Co. Ltd. 1,272,383 1,125,485
Foxconn Technology Co. Ltd. 176,000 412,157
Fubon Financial Holding Co. Ltd. 566,784 1,560,088
Hon Hai Precision Industry Co. Ltd. 394,000 1,477,556
Innolux Corp. 11,265,000 7,960,421
Lite-On Technology Corp. 110,000 253,302
Mega Financial Holding Co. Ltd. 722,000 927,242
Nanya Technology Corp. 705,000 1,985,716
Novatek Microelectronics Corp. 19,000 368,948
Pegatron Corp. 91,000 227,054
Pou Chen Corp. 1,570,000 1,878,233
Powertech Technology, Inc. 107,000 377,072
President Chain Store Corp. 46,000 454,207
Realtek Semiconductor Corp. 63,000 1,316,278
Shin Kong Financial Holding Co.
Ltd. 3,008,067 1,198,752
Taishin Financial Holding Co. Ltd. 1,253,624 857,630
Taiwan Business Bank 1,453,351 519,631
Taiwan Cement Corp. 196,845 341,161
Taiwan Cooperative Financial
Holding Co. Ltd. 312,188 286,849
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 385,083 46,329,336
Uni -President Enterprises Corp. 542,000 1,341,893
United Microelectronics Corp. 2,998,000 7,023,626

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Taiwan - 15.5% (continued)
Winbond Electronics Corp. 651,000 797,125
Yang Ming Marine Transport Corp. * 434,000 1,887,695
Yuanta Financial Holding Co. Ltd. 376,280 343,707
Zhen Ding Technology Holding Ltd. 363,000 1,315,126
97,508,365
—
Thailand - 2.6%
Advanced Info Service PCL, NVDR 37,300 256,584
Charoen Pokphand Foods PCL,
NVDR 1,099,000 839,711
CP ALL PCL, NVDR 781,100 1,378,577
Indorama Ventures PCL, NVDR 1,292,700 1,671,313
Krung Thai Bank PCL, NVDR 882,600 347,933
PTT Exploration & Production PCL,
NVDR 186,200 656,434
PTT Global Chemical PCL, NVDR 3,033,100 5,331,030
Ratch Group PCL, NVDR 244,500 329,616
Siam Cement PCL (The), NVDR 21,000 242,783
Siam Commercial Bank PCL (The),
NVDR 810,200 3,075,319
Sri Trang Gloves Thailand PCL,
NVDR 538,700 487,821
Thai Union Group PCL, NVDR 3,292,596 1,922,855
16,539,976
—
Turkey - 0.2%
Turkiye Garanti Bankasi A/S 286,403 243,743
Turkiye Is Bankasi A/S, Class C 1,297,860 702,989
946,732
—
United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC 96,468 223,814
Emirates NBD Bank PJSC 54,523 200,977
Emirates Telecommunications
Group Co. PJSC 285,825 2,469,633
First Abu Dhabi Bank PJSC 324,593 1,664,919
4,559,343
—
United Republic of Tanzania - 0.2%
AngloGold Ashanti Ltd., ADR (1) 73,122 1,534,100
United States - 0.8%
JBS SA 777,600 5,305,602
TOTAL COMMON STOCKS
(Cost $442,330,742) 613,109,618
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $12,261,105) 12,266,011 12,261,105
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 174,185 174,185
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 874,633 874,283
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,048,818) 1,048,468
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $455,640,665) 626,419,191
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (f) 3,620,501
NET ASSETS - 100.0% 630,039,692
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 53,932,349 8.6%
Consumer Discretionary 64,884,361 10.3
Consumer Staples 42,901,123 6.8
Energy 29,961,727 4.8
Financials 101,463,698 16.1
Health Care 29,223,523 4.6
Industrials 38,838,842 6.2
Information Technology 141,866,181 22.5
Materials 79,297,190 12.6
Real Estate 11,044,010 1.7
Utilities 19,696,614 3.1
Short-Term Investments 12,261,105 1.9
Securities Lending Collateral 1,048,468 0.2
Total Investments In Securities
At Value 626,419,191 99.4
Other Assets in Excess of
Liabilities (f) 3,620,501 0.6
Net Assets
$ 630,039,692 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$1,790,635.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $11,585,166, which represents approximately 1.84% of net assets of the fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2021, the value of these securities amounted to $7,903,216 or 1.25% of net assets.
(d) Represents 7-day effective yield as of December 31, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $814,639 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 147 3/2022 USD $ 9,013,305 $ (29,296)
$ (29,296)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.8%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. *
8,204 1,288,028
Howmet Aerospace, Inc.
18,303 582,584
Lockheed Martin Corp.
5,283 1,877,631
Northrop Grumman Corp.
5,286 2,046,052
5,794,295
Air Freight & Logistics - 0.1%
Expeditors International of
Washington, Inc. 9,131 1,226,202
United Parcel Service, Inc., Class
B 1,979 424,179
1,650,381
Airlines - 0.0% (a)
Southwest Airlines Co. * 11,109 475,910
Auto Components - 0.1%
Aptiv plc * 9,353 1,542,777
Automobiles - 6.1%
Ford Motor Co.
581,788 12,083,737
General Motors Co. *
18,285 1,072,049
Tesla, Inc. *
53,729 56,779,733
Thor Industries, Inc.
3,592 372,742
70,308,261
Banks - 6.4%
Bank OZK
67,266 3,129,887
BOK Financial Corp.
7,379 778,411
Comerica, Inc.
23,330 2,029,710
Commerce Bancshares, Inc.
6,504 447,064
East West Bancorp, Inc.
39,222 3,085,987
Fifth Third Bancorp
131,400 5,722,470
First Citizens BancShares , Inc.,
Class A 404 335,255
First Republic Bank
10,656 2,200,570
JPMorgan Chase & Co.
57,843 9,159,439
KeyCorp
59,472 1,375,587
PacWest Bancorp
37,123 1,676,846
Pinnacle Financial Partners, Inc.
30,003 2,865,286
PNC Financial Services Group, Inc.
(The) 7,907 1,585,512
Popular, Inc.
75,646 6,205,998
Regions Financial Corp.
17,424 379,843
Signature Bank
23,879 7,724,140
SVB Financial Group *
8,261 5,602,941
Synovus Financial Corp.
8,563 409,911
Webster Financial Corp.
11,509 642,663
Wells Fargo & Co.
229,466 11,009,779
Western Alliance Bancorp
44,072 4,744,351
Wintrust Financial Corp.
27,452 2,493,191
73,604,841
INVESTMENTS SHARES VALUE ($)
Beverages - 0.2%
Constellation Brands, Inc., Class A
4,147 1,040,773
Monster Beverage Corp. *
11,632 1,117,137
2,157,910
Biotechnology - 1.5%
AbbVie, Inc.
23,949 3,242,695
Horizon Therapeutics plc *
30,920 3,331,939
Moderna , Inc. *
31,684 8,047,102
Novavax , Inc. *(b)
1,573 225,049
Seagen , Inc. *
7,385 1,141,721
United Therapeutics Corp. *
4,772 1,031,134
17,019,640
Building Products - 1.6%
A O Smith Corp.
7,208 618,807
Builders FirstSource , Inc. *
88,963 7,625,019
Carrier Global Corp.
21,033 1,140,830
Fortune Brands Home & Security,
Inc. 9,231 986,794
Johnson Controls International plc
21,455 1,744,506
Masco Corp.
8,591 603,260
Owens Corning
9,089 822,554
Trane Technologies plc
16,727 3,379,356
Trex Co., Inc. *
15,417 2,081,757
19,002,883
Capital Markets - 4.5%
Ameriprise Financial, Inc.
8,055 2,429,871
BlackRock, Inc.
6,387 5,847,682
Charles Schwab Corp. (The)
111,393 9,368,151
CME Group, Inc.
4,233 967,071
Evercore , Inc., Class A
6,007 816,051
FactSet Research Systems, Inc.
1,562 759,148
Goldman Sachs Group, Inc. (The)
10,982 4,201,164
Intercontinental Exchange, Inc.
4,335 592,898
Jefferies Financial Group, Inc.
150,959 5,857,209
LPL Financial Holdings, Inc.
13,803 2,209,722
MarketAxess Holdings, Inc.
2,251 925,769
Moody's Corp.
2,295 896,381
Morgan Stanley
85,080 8,351,453
MSCI, Inc.
5,391 3,303,012
Nasdaq, Inc.
3,814 800,978
S&P Global, Inc.
3,044 1,436,555
T. Rowe Price Group, Inc.
9,965 1,959,518
Tradeweb Markets, Inc., Class A
13,617 1,363,606
52,086,239
Chemicals - 1.8%
Air Products and Chemicals, Inc.
1,700 517,242
Albemarle Corp.
14,325 3,348,755
CF Industries Holdings, Inc.
5,927 419,513
Chemours Co. (The)
50,220 1,685,383
Eastman Chemical Co.
5,523 667,786
Ecolab, Inc.
1,833 430,003

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.8% (continued)
Element Solutions, Inc.
38,953 945,779
FMC Corp.
6,321 694,615
Mosaic Co. (The)
37,682 1,480,526
Olin Corp.
76,238 4,385,210
Scotts Miracle- Gro Co. (The)
5,756 926,716
Sherwin-Williams Co. (The)
13,494 4,752,047
Westlake Chemical Corp.
6,148 597,155
20,850,730
Commercial Services & Supplies - 0.4%
Cintas Corp.
5,774 2,558,863
Copart , Inc. *
8,680 1,316,062
Rollins, Inc.
14,763 505,042
4,379,967
Communications Equipment - 0.3%
Arista Networks, Inc. *
4,824 693,450
Cisco Systems, Inc.
18,696 1,184,766
Ubiquiti, Inc.
6,766 2,075,132
3,953,348
Construction & Engineering - 0.3%
AECOM *
8,308 642,624
Quanta Services, Inc.
22,005 2,523,093
3,165,717
Consumer Finance - 0.7%
Ally Financial, Inc.
18,041 858,932
Capital One Financial Corp.
12,100 1,755,589
Credit Acceptance Corp. *(b)
2,942 2,023,155
Discover Financial Services
10,481 1,211,184
OneMain Holdings, Inc.
25,296 1,265,812
SLM Corp.
51,223 1,007,556
Synchrony Financial
10,774 499,806
8,622,034
Containers & Packaging - 0.3%
Avery Dennison Corp.
4,365 945,328
Berry Global Group, Inc. *
5,515 406,897
Crown Holdings, Inc.
10,062 1,113,059
Packaging Corp. of America
5,028 684,562
Sealed Air Corp.
9,773 659,384
3,809,230
Distributors - 0.2%
LKQ Corp.
10,484 629,354
Pool Corp.
3,281 1,857,046
2,486,400
Diversified Consumer Services - 0.0% (a)
H&R Block, Inc. 14,234 335,353
Electric Utilities - 0.5%
NextEra Energy, Inc. 57,089 5,329,829
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.2%
AMETEK, Inc.
6,976 1,025,751
Eaton Corp. plc
21,326 3,685,559
Emerson Electric Co.
22,594 2,100,564
Generac Holdings, Inc. *
8,718 3,068,039
nVent Electric plc
25,240 959,120
Plug Power, Inc. *
11,775 332,408
Regal Rexnord Corp.
6,268 1,066,688
Rockwell Automation, Inc.
4,609 1,607,850
13,845,979
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A
13,224 1,156,571
Cognex Corp.
4,353 338,489
Corning, Inc.
11,812 439,761
Jabil, Inc.
8,553 601,704
Keysight Technologies, Inc. *
3,157 651,952
TD SYNNEX Corp.
20,347 2,326,883
Trimble, Inc. *
27,129 2,365,377
Zebra Technologies Corp., Class
A * 6,550 3,898,560
11,779,297
Entertainment - 0.3%
Activision Blizzard, Inc.
10,763 716,062
Electronic Arts, Inc.
6,096 804,062
Netflix, Inc. *
1,751 1,054,873
Roku, Inc. *
2,146 489,717
Take-Two Interactive Software,
Inc. * 3,480 618,466
3,683,180
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.
4,094 1,197,495
Camden Property Trust
41,827 7,473,648
CubeSmart
46,878 2,667,827
Digital Realty Trust, Inc.
3,200 565,984
Equity Residential
4,132 373,946
Extra Space Storage, Inc.
19,431 4,405,591
Iron Mountain, Inc.
12,627 660,771
Kimco Realty Corp.
61,833 1,524,183
Life Storage, Inc.
31,447 4,817,052
Mid-America Apartment
Communities, Inc. 26,565 6,095,074
Public Storage
10,738 4,022,025
Regency Centers Corp.
15,331 1,155,191
Simon Property Group, Inc.
33,017 5,275,126
UDR, Inc.
14,535 871,955
Welltower , Inc.
8,303 712,148
41,818,016
Food & Staples Retailing - 0.5%
Albertsons Cos., Inc., Class A
52,978 1,599,406
Casey's General Stores, Inc.
2,884 569,157
Costco Wholesale Corp.
6,245 3,545,286

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 0.5% (continued)
Walmart, Inc.
3,001 434,215
6,148,064
Food Products - 0.3%
Archer-Daniels-Midland Co.
16,988 1,148,219
Bunge Ltd.
8,499 793,467
Hain Celestial Group, Inc. (The) *
15,091 643,027
Tyson Foods, Inc., Class A
5,543 483,128
3,067,841
Gas Utilities - 0.1%
National Fuel Gas Co. 14,649 936,657
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories
15,884 2,235,514
Align Technology, Inc. *
6,204 4,077,145
Boston Scientific Corp. *
17,375 738,090
Dexcom , Inc. *
6,820 3,661,999
Edwards Lifesciences Corp. *
9,810 1,270,886
Hologic , Inc. *
8,007 613,016
IDEXX Laboratories, Inc. *
5,901 3,885,572
Insulet Corp. *
6,168 1,641,120
Intuitive Surgical, Inc. *
11,772 4,229,680
Masimo Corp. *
4,546 1,330,978
Medtronic plc
4,603 476,180
Penumbra, Inc. *
2,785 800,186
STERIS plc
1,626 395,785
Stryker Corp.
2,501 668,817
26,024,968
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. *
15,970 969,379
Anthem, Inc.
3,564 1,652,057
CVS Health Corp.
49,491 5,105,491
DaVita, Inc. *
5,629 640,355
HCA Healthcare, Inc.
9,469 2,432,775
McKesson Corp.
2,935 729,553
Molina Healthcare, Inc. *
4,912 1,562,409
UnitedHealth Group, Inc.
22,699 11,398,076
24,490,095
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A * 10,531 2,690,460
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. *
2,068 3,615,381
Domino's Pizza, Inc.
1,642 926,630
Expedia Group, Inc. *
4,638 838,179
McDonald's Corp.
1,705 457,059
Starbucks Corp.
9,912 1,159,407
6,996,656
Household Durables - 1.0%
DR Horton, Inc.
26,247 2,846,487
Garmin Ltd.
12,895 1,755,912
Lennar Corp., Class A
23,003 2,672,028
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.0% (continued)
Tempur Sealy International, Inc.
59,470 2,796,874
Toll Brothers, Inc.
7,641 553,132
TopBuild Corp. *
2,216 611,417
11,235,850
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The) 23,240 564,732
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 5,345 1,114,486
Insurance - 2.1%
American Financial Group, Inc.
18,489 2,538,910
American International Group, Inc.
93,844 5,335,970
Aon plc, Class A
2,316 696,097
Arthur J Gallagher & Co.
7,060 1,197,870
Assured Guaranty Ltd.
47,744 2,396,749
First American Financial Corp.
13,402 1,048,439
Lincoln National Corp.
13,771 940,008
Loews Corp.
36,579 2,112,803
Old Republic International Corp.
104,104 2,558,876
Progressive Corp. (The)
14,432 1,481,445
Prudential Financial, Inc.
37,030 4,008,127
24,315,294
Interactive Media & Services - 8.4%
Alphabet, Inc., Class A *
28,769 83,344,944
Match Group, Inc. *
23,365 3,090,021
Meta Platforms, Inc., Class A *
33,311 11,204,155
97,639,120
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. *
1,028 3,427,701
eBay, Inc.
21,316 1,417,514
Etsy, Inc. *
9,450 2,068,983
6,914,198
IT Services - 3.1%
Accenture plc, Class A
16,959 7,030,353
Automatic Data Processing, Inc.
3,597 886,948
Block, Inc. *
14,879 2,403,107
Cloudflare , Inc., Class A *
31,642 4,160,923
Cognizant Technology Solutions
Corp., Class A 4,878 432,776
EPAM Systems, Inc. *
4,802 3,209,897
Fiserv, Inc. *
6,637 688,854
Gartner, Inc. *
1,062 355,048
Mastercard , Inc., Class A
11,061 3,974,439
MongoDB, Inc. *
3,099 1,640,456
Okta , Inc. *
11,290 2,530,879
PayPal Holdings, Inc. *
17,286 3,259,794
Twilio , Inc., Class A *
3,984 1,049,147
Visa, Inc., Class A
19,736 4,276,989
35,899,610

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.2%
Brunswick Corp.
8,966 903,145
Mattel, Inc. *
44,362 956,445
1,859,590
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.
9,916 1,583,089
Avantor , Inc. *
43,616 1,837,978
Bio-Rad Laboratories, Inc., Class
A * 2,328 1,758,967
Bio- Techne Corp.
2,153 1,113,833
Charles River Laboratories
International, Inc. * 5,732 2,159,703
Danaher Corp.
30,504 10,036,121
Illumina, Inc. *
1,395 530,714
IQVIA Holdings, Inc. *
4,119 1,162,135
PerkinElmer, Inc.
6,856 1,378,467
Repligen Corp. *
3,577 947,333
Thermo Fisher Scientific, Inc.
19,433 12,966,475
West Pharmaceutical Services, Inc.
3,385 1,587,599
37,062,414
Machinery - 1.6%
Caterpillar, Inc.
4,750 982,015
Colfax Corp. *
7,733 355,486
Cummins, Inc.
3,829 835,258
Deere & Co.
16,131 5,531,159
Gates Industrial Corp. plc *
25,556 406,596
Illinois Tool Works, Inc.
9,258 2,284,874
Ingersoll Rand, Inc.
23,782 1,471,392
Middleby Corp. (The) *
4,535 892,307
PACCAR, Inc.
5,359 472,985
Parker-Hannifin Corp.
8,462 2,691,932
Pentair plc
14,706 1,073,979
Timken Co. (The)
7,947 550,648
Xylem, Inc.
6,645 796,868
18,345,499
Media - 0.9%
Cable One, Inc.
979 1,726,418
Charter Communications, Inc.,
Class A * 8,599 5,606,290
Comcast Corp., Class A
16,044 807,494
Liberty Broadband Corp., Class C *
5,423 873,645
News Corp., Class A
45,757 1,020,839
10,034,686
Metals & Mining - 1.6%
Alcoa Corp.
78,953 4,704,020
Freeport-McMoRan, Inc.
124,111 5,179,152
Newmont Corp.
11,949 741,077
Nucor Corp.
59,734 6,818,636
Reliance Steel & Aluminum Co.
3,454 560,308
Steel Dynamics, Inc.
14,031 870,904
18,874,097
INVESTMENTS SHARES VALUE ($)
Multiline Retail - 0.8%
Dollar General Corp.
13,481 3,179,224
Target Corp.
26,604 6,157,230
9,336,454
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy, Inc.
17,065 1,730,732
Continental Resources, Inc.
101,546 4,545,199
Devon Energy Corp.
300,177 13,222,797
Diamondback Energy, Inc.
40,092 4,323,922
EOG Resources, Inc.
14,719 1,307,489
EQT Corp. *
75,863 1,654,572
Exxon Mobil Corp.
238,302 14,581,699
Marathon Oil Corp.
329,886 5,416,728
Marathon Petroleum Corp.
10,789 690,388
Occidental Petroleum Corp.
72,544 2,103,051
ONEOK, Inc.
46,937 2,758,018
Targa Resources Corp.
74,220 3,877,253
56,211,848
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. 44,870 3,515,564
Personal Products - 0.6%
Coty, Inc., Class A *
165,059 1,733,119
Estee Lauder Cos., Inc. (The),
Class A 15,084 5,584,097
7,317,216
Pharmaceuticals - 1.5%
Catalent , Inc. *
14,428 1,847,217
Eli Lilly & Co.
37,088 10,244,447
Pfizer, Inc.
57,791 3,412,559
Zoetis, Inc.
7,738 1,888,304
17,392,527
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.
8,867 751,833
CoStar Group, Inc. *
29,300 2,315,579
Verisk Analytics, Inc.
4,134 945,570
4,012,982
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A *
17,346 1,882,215
Jones Lang LaSalle, Inc. *
8,942 2,408,438
Zillow Group, Inc., Class C *
18,894 1,206,382
5,497,035
Road & Rail - 0.8%
CSX Corp.
31,383 1,180,001
JB Hunt Transport Services, Inc.
4,187 855,823
Norfolk Southern Corp.
2,500 744,275
Old Dominion Freight Line, Inc.
11,852 4,247,520
Union Pacific Corp.
5,640 1,420,885

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 0.8% (continued)
XPO Logistics, Inc. *
11,790 912,899
9,361,403
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. *
57,490 8,272,811
Analog Devices, Inc.
4,551 799,929
Applied Materials, Inc.
35,072 5,518,930
Broadcom, Inc.
3,826 2,545,859
Enphase Energy, Inc. *
19,253 3,522,144
Entegris , Inc.
21,118 2,926,532
KLA Corp.
9,827 4,226,691
Lam Research Corp.
9,788 7,039,040
Marvell Technology, Inc.
54,270 4,748,082
Microchip Technology, Inc.
22,298 1,941,264
Monolithic Power Systems, Inc.
4,808 2,371,931
NVIDIA Corp.
135,450 39,837,200
ON Semiconductor Corp. *
8,612 584,927
Qorvo , Inc. *
2,825 441,802
QUALCOMM, Inc.
28,277 5,171,015
Skyworks Solutions, Inc.
3,632 563,468
Teradyne, Inc.
19,883 3,251,467
Texas Instruments, Inc.
12,751 2,403,181
96,166,273
Software - 13.4%
Adobe, Inc. *
22,401 12,702,711
ANSYS, Inc. *
2,671 1,071,392
Autodesk, Inc. *
5,572 1,566,791
Avalara, Inc. *
9,869 1,274,187
Bill.com Holdings, Inc. *
19,089 4,756,024
Black Knight, Inc. *
6,960 576,914
Cadence Design Systems, Inc. *
15,781 2,940,789
Ceridian HCM Holding, Inc. *
5,140 536,924
DocuSign, Inc. *
11,186 1,703,740
Dynatrace , Inc. *
17,891 1,079,722
Fortinet, Inc. *
2,876 1,033,634
HubSpot , Inc. *
4,385 2,890,373
Intuit, Inc.
3,380 2,174,084
Manhattan Associates, Inc. *
2,254 350,474
Microsoft Corp.
254,084 85,453,531
NortonLifeLock , Inc.
25,570 664,309
Oracle Corp.
71,871 6,267,870
Palo Alto Networks, Inc. *
1,073 597,403
Paycom Software, Inc. *
5,862 2,433,844
Paylocity Holding Corp. *
4,231 999,193
PTC, Inc. *
4,332 524,822
RingCentral, Inc., Class A *
8,768 1,642,685
salesforce.com, Inc. *
6,108 1,552,226
ServiceNow , Inc. *
11,738 7,619,253
Synopsys, Inc. *
9,326 3,436,631
Teradata Corp. *
11,726 498,003
Trade Desk, Inc. (The), Class A *
29,030 2,660,309
VMware, Inc., Class A
22,858 2,648,785
INVESTMENTS SHARES VALUE ($)
Software - 13.4% (continued)
Zscaler , Inc. *
11,446 3,677,943
155,334,566
Specialty Retail - 2.2%
AutoNation, Inc. *
16,751 1,957,354
Best Buy Co., Inc.
7,325 744,220
Burlington Stores, Inc. *
2,806 817,977
Carvana Co. *
11,686 2,708,698
Dick's Sporting Goods, Inc. (b)
14,976 1,722,090
Floor & Decor Holdings, Inc., Class
A * 17,120 2,225,771
GameStop Corp., Class A *(b)
2,132 316,368
Home Depot, Inc. (The)
6,141 2,548,576
Lowe's Cos., Inc.
18,011 4,655,483
O'Reilly Automotive, Inc. *
1,264 892,675
Penske Automotive Group, Inc.
11,806 1,265,839
Ross Stores, Inc.
6,852 783,047
TJX Cos., Inc. (The)
5,956 452,180
Tractor Supply Co.
7,711 1,839,845
Ulta Beauty, Inc. *
1,053 434,194
Williams-Sonoma, Inc.
11,148 1,885,461
25,249,778
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.
129,958 23,076,642
Dell Technologies, Inc., Class C *
51,877 2,913,931
HP, Inc.
17,380 654,705
26,645,278
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. *
35,133 2,280,483
Lululemon Athletica , Inc. *
4,803 1,880,134
NIKE, Inc., Class B
53,468 8,911,512
Tapestry, Inc.
15,096 612,898
13,685,027
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. 310,770 3,794,502
Trading Companies & Distributors - 0.5%
Fastenal Co.
31,130 1,994,188
United Rentals, Inc. *
6,652 2,210,393
Watsco , Inc.
3,619 1,132,313
WW Grainger, Inc.
1,471 762,331
6,099,225
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. * 26,655 3,091,447
TOTAL COMMON STOCKS
(Cost $621,297,219) 1,144,627,659
PREFERRED STOCKS - 0.0% (a)
Real Estate Management & Development - 0.0% (a)
Brookfield Property Preferred LP,
6.25%, 7/26/2081 (b)
(Cost $53,285) 2,190 57,202

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.1%
INVESTMENT COMPANIES - 1.1%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $12,644,705) 12,649,764 12,644,705
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 177,770 177,770
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 892,630 892,273
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,070,400) 1,070,043
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $635,065,609) 1,158,399,609
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (a)(e) (324,826)
NET ASSETS - 100.0% 1,158,074,783
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 114,448,433 9.9%
Consumer Discretionary 149,950,345 12.9
Consumer Staples 18,691,032 1.6
Energy 56,211,848 4.8
Financials 162,422,909 14.0
Health Care 124,680,104 10.8
Industrials 87,248,727 7.5
Information Technology 329,778,371 28.5
Materials 47,049,621 4.1
Real Estate 47,372,253 4.1
Utilities 6,831,218 0.6
Short-Term Investments 12,644,705 1.1
Securities Lending Collateral 1,070,043 0.1
Total Investments In Securities
At Value 1,158,399,609 100.0
Liabilities in Excess of Other
Assets (e) (324,826) 0.0( a )
Net Assets
$ 1,158,074,783 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$1,048,066.
(c) Represents 7-day effective yield as of December 31, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 6 3/2022 USD $ 1,427,550 $ 48,394
$ 48,394

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Aerospace & Defense - 0.1%
Maxar Technologies, Inc.
5,681 167,760
Triumph Group, Inc. *
6,809 126,171
293,931
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. *
2,346 220,806
Hub Group, Inc., Class A *
4,277 360,294
Radiant Logistics, Inc. *
10,396 75,787
656,887
Auto Components - 1.4%
Adient plc *
7,621 364,893
Fox Factory Holding Corp. *
6,442 1,095,784
Gentherm, Inc. *
6,585 572,236
Goodyear Tire & Rubber Co. (The)
* 24,305 518,183
LCI Industries
1,475 229,908
Patrick Industries, Inc.
2,659 214,555
Visteon Corp. *
2,898 322,084
XPEL, Inc. *(a)
4,421 301,866
3,619,509
Automobiles - 0.1%
Winnebago Industries, Inc. 2,989 223,936
Banks - 5.6%
Amerant Bancorp, Inc.
11,260 389,033
Ameris Bancorp
1,522 75,613
Bancorp, Inc. (The) *
10,018 253,556
Berkshire Hills Bancorp, Inc.
21,096 599,759
Byline Bancorp, Inc.
10,489 286,874
Coastal Financial Corp. *
5,699 288,483
ConnectOne Bancorp, Inc.
4,430 144,905
Customers Bancorp, Inc. *
20,011 1,308,119
Dime Community Bancshares, Inc.
2,260 79,462
Eagle Bancorp, Inc.
3,756 219,125
Equity Bancshares, Inc., Class A
7,178 243,550
First Bancorp/NC
1,763 80,604
First Bancorp/PR
33,901 467,156
First Bank
12,029 174,541
First Financial Bankshares, Inc.
1,879 95,528
First Foundation, Inc.
10,500 261,030
First Internet Bancorp
8,096 380,836
Flushing Financial Corp.
17,680 429,624
Hancock Whitney Corp.
23,367 1,168,817
Hanmi Financial Corp.
33,930 803,462
HomeStreet, Inc.
5,133 266,916
HomeTrust Bancshares, Inc.
8,153 252,580
Lakeland Financial Corp.
5,832 467,376
Live Oak Bancshares, Inc.
7,902 689,766
Meta Financial Group, Inc.
9,816 585,623
Metropolitan Bank Holding Corp. *
3,978 423,776
MVB Financial Corp.
7,789 323,399
Origin Bancorp, Inc.
4,887 209,750
INVESTMENTS SHARES VALUE ($)
Banks - 5.6% (continued)
Pacific Premier Bancorp, Inc.
1,917 76,738
Peapack-Gladstone Financial
Corp. 4,748 168,079
ServisFirst Bancshares, Inc.
12,352 1,049,179
Silvergate Capital Corp., Class A *
5,431 804,874
Spirit of Texas Bancshares, Inc.
4,289 123,437
Stock Yards Bancorp, Inc.
3,432 219,236
Triumph Bancorp, Inc. *
7,294 868,570
UMB Financial Corp.
4,216 447,360
Veritex Holdings, Inc.
2,942 117,033
14,843,769
Beverages - 1.1%
Celsius Holdings, Inc. *
18,023 1,343,975
Coca-Cola Consolidated, Inc.
1,620 1,003,088
MGP Ingredients, Inc.
3,530 300,015
National Beverage Corp.
4,594 208,246
2,855,324
Biotechnology - 5.5%
Alector, Inc. *
19,418 400,982
Alkermes plc *
20,069 466,805
Anavex Life Sciences Corp. *
28,419 492,785
Arrowhead Pharmaceuticals, Inc. *
3,075 203,873
Atossa Therapeutics, Inc. *
61,404 98,246
Avid Bioservices, Inc. *
27,286 796,205
Beam Therapeutics, Inc. *
6,230 496,469
BioCryst Pharmaceuticals, Inc. *
54,311 752,207
Biohaven Pharmaceutical Holding
Co. Ltd. * 1,613 222,288
Celcuity, Inc. *(b)
6,707 88,465
Celldex Therapeutics, Inc. *
9,460 365,534
Chimerix, Inc. *
30,994 199,291
Crinetics Pharmaceuticals, Inc. *
8,174 232,223
CTI BioPharma Corp. *(b)
15,365 38,105
Curis, Inc. *
14,779 70,348
Cytokinetics, Inc. *
12,237 557,762
Denali Therapeutics, Inc. *
3,447 153,736
Dynavax Technologies Corp. *
26,984 379,665
Enanta Pharmaceuticals, Inc. *
1,558 116,507
Fate Therapeutics, Inc. *
8,689 508,393
Gritstone bio, Inc. *(b)
28,347 364,542
GT Biopharma, Inc. *
29,270 89,274
Halozyme Therapeutics, Inc. *
15,834 636,685
Ideaya Biosciences, Inc. *
6,811 161,012
ImmunoGen, Inc. *
33,016 244,979
Intellia Therapeutics, Inc. *
16,322 1,929,913
IVERIC bio, Inc. *
24,203 404,674
Karuna Therapeutics, Inc. *
1,027 134,537
Kezar Life Sciences, Inc. *
10,259 171,530
Lexicon Pharmaceuticals, Inc. *
27,741 109,300
Ligand Pharmaceuticals, Inc. *
1,464 226,129
Lineage Cell Therapeutics, Inc. *(b)
40,688 99,686
MannKind Corp. *
49,277 215,341
Morphic Holding, Inc. *
1,497 70,928

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 5.5% (continued)
Myriad Genetics, Inc. *
4,242 117,079
Oncocyte Corp. *
48,245 104,692
Organogenesis Holdings, Inc. *
24,829 229,420
Outlook Therapeutics, Inc. *
69,966 95,154
PDL BioPharma, Inc. (3)*(c)
34,242 76,881
Protagonist Therapeutics, Inc. *
5,499 188,066
Prothena Corp. plc (Ireland) *
9,917 489,900
PTC Therapeutics, Inc. *
2,436 97,026
Rigel Pharmaceuticals, Inc. *
45,989 121,871
Rubius Therapeutics, Inc. *
17,211 166,602
Scholar Rock Holding Corp. *
4,001 99,385
Sorrento Therapeutics, Inc. *(b)
16,892 78,548
Syndax Pharmaceuticals, Inc. *
7,431 162,665
Vanda Pharmaceuticals, Inc. *
7,872 123,512
Veracyte, Inc. *
4,884 201,221
VistaGen Therapeutics, Inc. *
37,215 72,569
XBiotech, Inc.
7,598 84,566
Zentalis Pharmaceuticals, Inc. *
6,398 537,816
14,545,392
Building Products - 1.2%
AAON, Inc.
6,349 504,301
Cornerstone Building Brands, Inc. *
20,584 358,985
CSW Industrials, Inc.
2,595 313,632
Gibraltar Industries, Inc. *
5,025 335,067
Masonite International Corp. *
729 85,985
Resideo Technologies, Inc. *
7,796 202,930
Simpson Manufacturing Co., Inc.
5,623 781,991
UFP Industries, Inc.
7,524 692,283
3,275,174
Capital Markets - 2.6%
Artisan Partners Asset
Management, Inc., Class A 7,576 360,921
B Riley Financial, Inc.
9,015 801,073
BGC Partners, Inc., Class A
16,109 74,907
Brightsphere Investment Group,
Inc. 9,358 239,565
Cohen & Steers, Inc.
5,364 496,223
Cowen, Inc., Class A
3,064 110,610
Diamond Hill Investment Group,
Inc. 543 105,467
Donnelley Financial Solutions,
Inc. * 18,373 866,103
Focus Financial Partners, Inc.,
Class A * 9,122 544,766
Hamilton Lane, Inc., Class A
2,303 238,637
Houlihan Lokey, Inc.
5,976 618,635
Moelis & Co., Class A
8,178 511,207
Piper Sandler Cos.
2,886 515,180
PJT Partners, Inc., Class A
8,644 640,434
Virtus Investment Partners, Inc.
2,086 619,750
WisdomTree Investments, Inc.
12,314 75,362
6,818,840
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.6%
AdvanSix, Inc.
10,619 501,748
Amyris, Inc. *(b)
35,962 194,554
Avient Corp.
6,688 374,194
Balchem Corp.
3,127 527,212
Hawkins, Inc.
8,382 330,670
HB Fuller Co.
2,017 163,377
Intrepid Potash, Inc. *
9,145 390,766
Livent Corp. *
21,061 513,467
Quaker Chemical Corp.
981 226,395
Sensient Technologies Corp.
1,679 168,001
Stepan Co.
1,189 147,781
Tronox Holdings plc, Class A
29,743 714,724
4,252,889
Commercial Services & Supplies - 0.4%
Casella Waste Systems, Inc., Class
A * 2,339 199,797
Heritage-Crystal Clean, Inc. *
2,956 94,651
Interface, Inc.
5,768 92,000
Tetra Tech, Inc.
2,966 503,627
Viad Corp. *
2,546 108,943
999,018
Communications Equipment - 1.3%
ADTRAN, Inc.
10,230 233,551
Aviat Networks, Inc. *
4,453 142,852
Calix, Inc. *
21,821 1,745,025
Clearfield, Inc. *
3,744 316,069
Digi International, Inc. *
7,467 183,464
DZS, Inc. *
4,953 80,338
EMCORE Corp. *
12,419 86,685
Extreme Networks, Inc. *
39,659 622,646
3,410,630
Construction & Engineering - 1.9%
Ameresco, Inc., Class A *
14,247 1,160,276
Comfort Systems USA, Inc.
3,647 360,834
Concrete Pumping Holdings, Inc. *
35,080 287,656
Construction Partners, Inc., Class
A * 7,283 214,193
Dycom Industries, Inc. *
1,693 158,736
Granite Construction, Inc.
13,841 535,647
IES Holdings, Inc. *
2,983 151,059
INNOVATE Corp. *(b)
31,941 118,182
MYR Group, Inc. *
4,059 448,722
NV5 Global, Inc. *
2,871 396,542
Sterling Construction Co., Inc. *
5,513 144,992
WillScot Mobile Mini Holdings
Corp. * 24,491 1,000,212
4,977,051
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 14,071 564,810

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1.0%
Atlanticus Holdings Corp. *
5,474 390,406
Curo Group Holdings Corp.
8,516 136,341
Encore Capital Group, Inc. *
2,926 181,734
EZCORP, Inc., Class A *
14,908 109,872
LendingClub Corp. *
21,061 509,255
Navient Corp.
29,483 625,629
Regional Management Corp.
6,697 384,810
World Acceptance Corp. *
1,229 301,633
2,639,680
Containers & Packaging - 0.4%
Greif, Inc., Class A
2,127 128,407
O-I Glass, Inc. *
6,377 76,715
Ranpak Holdings Corp. *
22,160 832,773
1,037,895
Distributors - 0.1%
Funko, Inc., Class A * 8,507 159,932
Diversified Consumer Services - 0.4%
Carriage Services, Inc.
4,901 315,821
Houghton Mifflin Harcourt Co. *
47,552 765,587
1,081,408
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 3,611 220,632
Diversified Telecommunication Services - 0.8%
Anterix, Inc. *
4,950 290,862
Consolidated Communications
Holdings, Inc. * 11,668 87,277
Globalstar, Inc. *(b)
239,910 278,296
IDT Corp., Class B *
7,772 343,211
Iridium Communications, Inc. *
21,319 880,261
Ooma, Inc. *
7,097 145,063
Telesat Corp. (Canada) *
6,748 193,465
2,218,435
Electric Utilities - 0.2%
Otter Tail Corp. 8,350 596,357
Electrical Equipment - 1.1%
Atkore, Inc. *
8,044 894,412
Babcock & Wilcox Enterprises,
Inc. * 45,095 406,757
Blink Charging Co. *
2,635 69,854
Encore Wire Corp.
585 83,713
FuelCell Energy, Inc. *(b)
43,689 227,183
Vicor Corp. *
8,598 1,091,774
2,773,693
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries, Inc.
2,359 214,811
Arlo Technologies, Inc. *
14,829 155,556
Badger Meter, Inc.
3,605 384,149
Belden, Inc.
6,964 457,744
Fabrinet (Thailand) *
2,026 240,020
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.2%
(continued)
FARO Technologies, Inc. *
5,187 363,194
Identiv, Inc. *
3,214 90,442
II-VI, Inc. *
6,095 416,471
Insight Enterprises, Inc. *
1,123 119,712
Luna Innovations, Inc. *
20,643 174,227
Methode Electronics, Inc.
3,694 181,634
MicroVision, Inc. *
28,007 140,315
Novanta, Inc. *
1,513 266,787
3,205,062
Energy Equipment & Services - 1.1%
Aspen Aerogels, Inc. *
13,309 662,655
Cactus, Inc., Class A
2,275 86,746
ChampionX Corp. *
34,942 706,178
Nabors Industries Ltd. *
1,259 102,092
Newpark Resources, Inc. *
35,441 104,197
Oceaneering International, Inc. *
13,203 149,326
Patterson-UTI Energy, Inc.
45,176 381,737
RPC, Inc. *
46,263 210,034
TETRA Technologies, Inc. *
41,008 116,463
Tidewater, Inc. *
17,185 184,051
US Silica Holdings, Inc. *
25,816 242,670
2,946,149
Entertainment - 1.1%
AMC Entertainment Holdings, Inc.,
Class A *(b) 83,631 2,274,763
Lions Gate Entertainment Corp.,
Class A * 30,453 506,738
2,781,501
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust
16,730 365,216
Alexander & Baldwin, Inc.
17,996 451,520
Apartment Investment and
Management Co., Class A * 13,575 104,799
Braemar Hotels & Resorts, Inc. *
14,820 75,582
Centerspace
2,170 240,653
Chatham Lodging Trust *
13,588 186,427
City Office REIT, Inc.
16,962 334,491
CorePoint Lodging, Inc. *
36,047 565,938
CTO Realty Growth, Inc. REIT
1,864 114,487
DigitalBridge Group, Inc. *
108,555 904,263
EastGroup Properties, Inc.
2,273 517,903
Essential Properties Realty Trust,
Inc. 12,206 351,899
Farmland Partners, Inc.
9,873 117,982
Gladstone Land Corp.
4,693 158,436
Independence Realty Trust, Inc.
16,494 426,040
Innovative Industrial Properties,
Inc. 2,923 768,486
iStar, Inc. (b)
7,110 183,651
LXP Industrial Trust
27,918 436,079
Macerich Co. (The)
35,705 616,982
National Storage Affiliates Trust
22,672 1,568,902

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 5.0% (continued)
One Liberty Properties, Inc.
3,460 122,069
Plymouth Industrial REIT, Inc.
13,167 421,344
PS Business Parks, Inc.
2,065 380,311
Retail Value, Inc.
21,229 136,290
RPT Realty
36,068 482,590
Ryman Hospitality Properties, Inc. *
834 76,695
Safehold, Inc.
7,474 596,799
Saul Centers, Inc.
2,232 118,341
SITE Centers Corp.
43,674 691,360
STAG Industrial, Inc.
10,267 492,405
Tanger Factory Outlet Centers, Inc.
32,967 635,604
Terreno Realty Corp.
2,183 186,188
UMH Properties, Inc.
5,401 147,609
Urstadt Biddle Properties, Inc.,
Class A 13,866 295,346
13,272,687
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings,
Inc. * 10,399 696,421
Ingles Markets, Inc., Class A
4,970 429,110
SpartanNash Co.
2,881 74,214
United Natural Foods, Inc. *
13,708 672,789
1,872,534
Food Products - 0.2%
Simply Good Foods Co. (The) * 13,177 547,768
Gas Utilities - 0.0% (d)
Chesapeake Utilities Corp. 626 91,277
Health Care Equipment & Supplies - 2.6%
Alphatec Holdings, Inc. *
28,803 329,218
AngioDynamics, Inc. *
23,550 649,509
Asensus Surgical, Inc. *(b)
112,555 124,936
AtriCure, Inc. *
6,875 478,019
CONMED Corp.
648 91,861
CryoPort, Inc. *
8,668 512,886
Cutera, Inc. *
2,954 122,059
Heska Corp. *
2,317 422,829
Lantheus Holdings, Inc. *
11,802 340,960
LeMaitre Vascular, Inc.
2,370 119,045
LivaNova plc *
9,214 805,580
Merit Medical Systems, Inc. *
2,701 168,272
PAVmed, Inc. *
35,254 86,725
Retractable Technologies, Inc. *(b)
11,637 80,644
Senseonics Holdings, Inc. *(b)
103,923 277,474
Shockwave Medical, Inc. *
4,096 730,440
STAAR Surgical Co. *
9,307 849,729
Utah Medical Products, Inc.
745 74,500
Varex Imaging Corp. *
17,001 536,382
ViewRay, Inc. *
15,231 83,923
6,884,991
Health Care Providers & Services - 2.9%
Addus HomeCare Corp. *
5,003 467,830
AMN Healthcare Services, Inc. *
5,394 659,848
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.9% (continued)
Community Health Systems, Inc. *
38,858 517,200
CorVel Corp. *
1,295 269,360
Cross Country Healthcare, Inc. *
15,776 437,942
Ensign Group, Inc. (The)
1,668 140,045
Fulgent Genetics, Inc. *
6,028 606,356
InfuSystem Holdings, Inc. *
7,140 121,594
Joint Corp. (The) *
2,274 149,379
LHC Group, Inc. *
2,843 390,145
MEDNAX, Inc. *
9,951 270,767
ModivCare, Inc. *
2,452 363,607
Owens & Minor, Inc.
17,869 777,301
Patterson Cos., Inc.
2,954 86,700
Progyny, Inc. *
6,249 314,637
R1 RCM, Inc. *
9,951 253,651
RadNet, Inc. *
2,433 73,258
Select Medical Holdings Corp.
8,639 253,987
Tenet Healthcare Corp. *
16,353 1,335,877
Tivity Health, Inc. *
3,497 92,461
7,581,945
Health Care Technology - 1.5%
Allscripts Healthcare Solutions,
Inc. * 12,836 236,824
Castlight Health, Inc., Class B *
55,314 85,184
Evolent Health, Inc., Class A *
26,133 723,100
Inspire Medical Systems, Inc. *
6,273 1,443,166
Omnicell, Inc. *
6,964 1,256,584
OptimizeRx Corp. *
2,808 174,405
Vocera Communications, Inc. *
2,364 153,282
4,072,545
Hotels, Restaurants & Leisure - 3.9%
Biglari Holdings, Inc., Class B *
1,305 186,054
Bluegreen Vacations Holding Corp.
* 8,134 285,503
Century Casinos, Inc. *
14,961 182,225
Everi Holdings, Inc. *
15,103 322,449
Fiesta Restaurant Group, Inc. *
9,844 108,382
Full House Resorts, Inc. *
32,702 396,021
Golden Entertainment, Inc. *
9,717 491,000
Hilton Grand Vacations, Inc. *
9,207 479,777
International Game Technology plc
27,205 786,497
Kura Sushi USA, Inc., Class A *
4,417 357,070
Monarch Casino & Resort, Inc. *
1,222 90,367
ONE Group Hospitality, Inc. (The) *
26,501 334,178
Papa John's International, Inc.
3,356 447,925
RCI Hospitality Holdings, Inc.
3,351 260,976
Red Rock Resorts, Inc., Class A
26,861 1,477,624
Scientific Games Corp. *
17,294 1,155,758
SeaWorld Entertainment, Inc. *
16,779 1,088,286
Target Hospitality Corp. *
41,024 146,045
Texas Roadhouse, Inc.
9,085 811,109
Wingstop, Inc.
4,470 772,416
10,179,662

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.6%
Bassett Furniture Industries, Inc.
5,656 94,851
Century Communities, Inc.
6,823 558,053
Ethan Allen Interiors, Inc.
5,659 148,775
Flexsteel Industries, Inc.
3,149 84,582
GoPro, Inc., Class A *
14,976 154,402
Green Brick Partners, Inc. *
12,087 366,599
Helen of Troy Ltd. *
1,593 389,441
Hovnanian Enterprises, Inc., Class
A * 972 123,726
Installed Building Products, Inc.
1,547 216,147
LGI Homes, Inc. *
1,079 166,684
Lifetime Brands, Inc.
14,328 228,818
Lovesac Co. (The) *
6,054 401,138
M/I Homes, Inc. *
1,390 86,430
MDC Holdings, Inc.
1,661 92,734
Meritage Homes Corp. *
3,090 377,165
Sonos, Inc. *
17,627 525,285
Tri Pointe Homes, Inc. *
3,867 107,851
4,122,681
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 159,149
WD-40 Co.
309 75,594
234,743
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C 5,605 201,948
Insurance - 1.2%
CNO Financial Group, Inc.
19,847 473,152
Goosehead Insurance, Inc., Class
A 2,926 380,614
HCI Group, Inc.
1,879 156,972
Kinsale Capital Group, Inc.
995 236,701
Maiden Holdings Ltd. *
62,235 190,439
MBIA, Inc. *
6,862 108,351
RLI Corp.
1,057 118,490
State Auto Financial Corp.
13,886 717,767
Stewart Information Services Corp.
3,581 285,513
Tiptree, Inc.
10,500 145,215
Trupanion, Inc. *
2,267 299,312
3,112,526
Interactive Media & Services - 0.4%
Cargurus, Inc. *
11,760 395,606
Cars.com, Inc. *
6,232 100,273
Yelp, Inc. *
2,020 73,205
Ziff Davis, Inc. *
3,976 440,779
1,009,863
Internet & Direct Marketing Retail - 0.6%
Duluth Holdings, Inc., Class B *
5,804 88,105
Liquidity Services, Inc. *
10,021 221,264
Revolve Group, Inc. *
7,282 408,083
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 0.6% (continued)
Shutterstock, Inc.
7,290 808,315
1,525,767
IT Services - 1.5%
EVERTEC, Inc.
3,230 161,435
ExlService Holdings, Inc. *
4,837 700,252
Grid Dynamics Holdings, Inc. *
18,981 720,709
Hackett Group, Inc. (The)
6,484 133,117
Perficient, Inc. *
6,386 825,646
TTEC Holdings, Inc.
10,336 935,925
Unisys Corp. *
21,898 450,442
3,927,526
Leisure Products - 0.7%
Acushnet Holdings Corp.
11,396 604,900
AMMO, Inc. *
13,531 73,744
Clarus Corp.
3,169 87,845
Malibu Boats, Inc., Class A *
1,876 128,937
MasterCraft Boat Holdings, Inc. *
4,021 113,915
Vista Outdoor, Inc. *
18,666 859,942
1,869,283
Life Sciences Tools & Services - 1.1%
Bionano Genomics, Inc. *(b)
90,673 271,112
Codexis, Inc. *
8,902 278,366
Harvard Bioscience, Inc. *
19,327 136,255
Inotiv, Inc. *
7,551 317,671
Medpace Holdings, Inc. *
4,024 875,783
NanoString Technologies, Inc. *
8,039 339,487
NeoGenomics, Inc. *
8,463 288,758
Pacific Biosciences of California,
Inc. * 22,340 457,076
2,964,508
Machinery - 2.6%
Alamo Group, Inc.
1,547 227,687
Altra Industrial Motion Corp.
1,456 75,086
Astec Industries, Inc.
1,573 108,962
Chart Industries, Inc. *
7,434 1,185,649
Columbus McKinnon Corp.
2,492 115,280
Commercial Vehicle Group, Inc. *
12,228 98,558
Energy Recovery, Inc. *
15,208 326,820
Evoqua Water Technologies Corp.
* 15,260 713,405
Franklin Electric Co., Inc.
2,799 264,673
Greenbrier Cos., Inc. (The)
3,586 164,562
Helios Technologies, Inc.
4,806 505,447
John Bean Technologies Corp.
1,115 171,219
Kadant, Inc.
1,653 380,983
Lindsay Corp.
1,848 280,896
Manitowoc Co., Inc. (The) *
3,979 73,970
Mayville Engineering Co., Inc. *
6,929 103,311
Omega Flex, Inc.
868 110,193
Park-Ohio Holdings Corp.
4,435 93,889
REV Group, Inc.
8,169 115,591

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 2.6% (continued)
Shyft Group, Inc. (The)
17,759 872,500
SPX Corp. *
2,755 164,418
Titan International, Inc. *
26,163 286,746
Watts Water Technologies, Inc.,
Class A 1,739 337,662
6,777,507
Marine - 0.5%
Costamare, Inc. (Monaco)
15,152 191,673
Eagle Bulk Shipping, Inc.
7,022 319,501
Genco Shipping & Trading Ltd.
8,522 136,352
Matson, Inc.
7,130 641,914
Safe Bulkers, Inc. (Greece) *
44,083 166,193
1,455,633
Media - 1.3%
Clear Channel Outdoor Holdings,
Inc. * 128,246 424,494
Emerald Holding, Inc. *
24,884 98,790
Entravision Communications Corp.,
Class A 61,163 414,685
Gannett Co., Inc. *
65,182 347,420
iHeartMedia, Inc., Class A *
19,978 420,337
John Wiley & Sons, Inc., Class A
9,804 561,475
Magnite, Inc. *
7,468 130,690
Scholastic Corp.
3,647 145,734
TechTarget, Inc. *
9,852 942,443
3,486,068
Metals & Mining - 0.8%
Century Aluminum Co. *
11,396 188,718
Haynes International, Inc.
6,148 247,949
Hecla Mining Co.
59,517 310,679
Ryerson Holding Corp.
26,617 693,373
SunCoke Energy, Inc.
12,889 84,939
TimkenSteel Corp. *
14,935 246,427
Worthington Industries, Inc.
5,387 294,453
2,066,538
Multiline Retail - 1.2%
Dillard's, Inc., Class A
4,516 1,106,510
Franchise Group, Inc.
8,430 439,709
Macy's, Inc.
59,132 1,548,076
3,094,295
Oil, Gas & Consumable Fuels - 6.1%
Aemetis, Inc. *
14,450 177,735
Altus Midstream Co.
7,781 477,053
Antero Resources Corp. *
89,525 1,566,688
Arch Resources, Inc.
3,757 343,089
Berry Corp.
9,797 82,491
Brigham Minerals, Inc., Class A
9,802 206,724
Callon Petroleum Co. *(b)
12,005 567,236
Centennial Resource Development,
Inc., Class A * 65,457 391,433
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.1% (continued)
Centrus Energy Corp., Class A *
4,882 243,661
Civitas Resources, Inc.
10,982 537,789
CNX Resources Corp. *
6,593 90,654
CONSOL Energy, Inc. *
17,227 391,225
Earthstone Energy, Inc., Class A *
21,229 232,245
Energy Fuels, Inc. *(b)
44,255 337,666
Falcon Minerals Corp.
59,521 289,867
Gevo, Inc. *
22,361 95,705
Green Plains, Inc. *
15,330 532,871
Kosmos Energy Ltd. (Ghana) *
60,851 210,544
Laredo Petroleum, Inc. *
3,333 200,413
Magnolia Oil & Gas Corp., Class A
46,800 883,116
Matador Resources Co.
28,303 1,044,947
Murphy Oil Corp.
15,509 404,940
Northern Oil and Gas, Inc.
12,501 257,271
Ovintiv, Inc.
51,581 1,738,280
PBF Energy, Inc., Class A *
15,082 195,614
PDC Energy, Inc.
22,294 1,087,501
Peabody Energy Corp. *
41,517 418,076
Range Resources Corp. *
45,980 819,823
Ranger Oil Corp. *
12,311 331,412
SFL Corp. Ltd. (Norway)
13,629 111,076
SM Energy Co.
30,830 908,868
Southwestern Energy Co. *
59,508 277,307
Tellurian, Inc. *
89,646 276,110
Uranium Energy Corp. *(b)
68,683 230,088
15,959,518
Personal Products - 0.4%
Edgewell Personal Care Co.
3,619 165,424
elf Beauty, Inc. *
16,044 532,821
Inter Parfums, Inc.
2,180 233,042
Veru, Inc. *
23,712 139,664
1,070,951
Pharmaceuticals - 1.6%
9 Meters Biopharma, Inc. *
108,293 105,986
Aclaris Therapeutics, Inc. *
18,240 265,210
Ampio Pharmaceuticals, Inc. *(b)
189,544 108,040
Arvinas, Inc. *
7,953 653,259
Cassava Sciences, Inc. *(b)
11,634 508,406
Corcept Therapeutics, Inc. *
14,802 293,080
Evolus, Inc. *
10,884 70,855
EyePoint Pharmaceuticals, Inc. *
14,809 181,262
Fulcrum Therapeutics, Inc. *
14,024 248,085
Innoviva, Inc. *
9,054 156,181
Intra-Cellular Therapies, Inc. *
8,522 446,041
Marinus Pharmaceuticals, Inc. *
7,764 92,236
Oramed Pharmaceuticals, Inc.
(Israel) * 18,849 269,164
Pacira BioSciences, Inc. *
1,587 95,490
Prestige Consumer Healthcare,
Inc. * 10,409 631,306

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.6% (continued)
Seelos Therapeutics, Inc. *
70,184 114,400
4,239,001
Professional Services - 1.8%
ASGN, Inc. *
9,197 1,134,910
CRA International, Inc.
2,627 245,257
Exponent, Inc.
3,421 399,333
Forrester Research, Inc. *
2,021 118,693
Franklin Covey Co. *
6,416 297,446
Heidrick & Struggles International,
Inc. 6,620 289,493
KBR, Inc.
15,033 715,871
Kforce, Inc.
1,698 127,724
Korn Ferry
13,166 997,061
Mistras Group, Inc. *
21,704 161,261
Resources Connection, Inc.
6,733 120,117
Upwork, Inc. *
5,221 178,349
4,785,515
Real Estate Management & Development - 1.5%
eXp World Holdings, Inc.
24,732 833,221
Kennedy-Wilson Holdings, Inc.
19,428 463,941
Newmark Group, Inc., Class A
67,926 1,270,216
Realogy Holdings Corp. *
24,288 408,281
Redfin Corp. *
3,002 115,247
St Joe Co. (The)
14,470 753,163
3,844,069
Road & Rail - 1.8%
ArcBest Corp.
2,349 281,528
Avis Budget Group, Inc. *
10,957 2,272,153
Covenant Logistics Group, Inc. *
5,720 151,179
Daseke, Inc. *
17,477 175,469
Marten Transport Ltd.
11,175 191,763
Saia, Inc. *
5,363 1,807,492
4,879,584
Semiconductors & Semiconductor Equipment - 6.1%
Alpha & Omega Semiconductor
Ltd. * 12,257 742,284
Ambarella, Inc. *
7,265 1,473,996
Amkor Technology, Inc.
46,301 1,147,802
Atomera, Inc. *(b)
12,373 248,945
Axcelis Technologies, Inc. *
5,666 422,457
AXT, Inc. *
10,656 93,879
Cohu, Inc. *
3,569 135,943
Diodes, Inc. *
4,387 481,736
FormFactor, Inc. *
18,312 837,225
Impinj, Inc. *
1,864 165,337
Kopin Corp. *
18,951 77,510
Kulicke & Soffa Industries, Inc.
(Singapore) 1,286 77,854
Lattice Semiconductor Corp. *
29,734 2,291,302
MACOM Technology Solutions
Holdings, Inc. * 18,726 1,466,246
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.1% (continued)
MaxLinear, Inc. *
12,015 905,811
PDF Solutions, Inc. *
5,510 175,163
Power Integrations, Inc.
1,946 180,764
Rambus, Inc. *
18,631 547,565
SiTime Corp. *
3,684 1,077,717
SunPower Corp. *
4,801 100,197
Synaptics, Inc. *
7,810 2,261,073
Ultra Clean Holdings, Inc. *
13,588 779,408
Veeco Instruments, Inc. *
12,035 342,636
16,032,850
Software - 4.6%
A10 Networks, Inc.
26,202 434,429
Agilysys, Inc. *
1,691 75,182
Alarm.com Holdings, Inc. *
4,330 367,227
Altair Engineering, Inc., Class A *
5,939 459,203
Appfolio, Inc., Class A *
6,561 794,275
Avaya Holdings Corp. *
7,894 156,301
Blackline, Inc. *
9,721 1,006,512
ChannelAdvisor Corp. *
14,025 346,137
CommVault Systems, Inc. *
3,992 275,129
Digital Turbine, Inc. *
17,436 1,063,422
Domo, Inc., Class B *
5,393 267,493
LivePerson, Inc. *
5,225 186,637
Marathon Digital Holdings, Inc. *(b)
18,944 622,500
MicroStrategy, Inc., Class A *(b)
1,419 772,631
Q2 Holdings, Inc. *
7,256 576,417
Rapid7, Inc. *
4,066 478,528
Riot Blockchain, Inc. *(b)
20,834 465,223
Sailpoint Technologies Holdings,
Inc. * 9,577 462,952
SecureWorks Corp., Class A *
5,651 90,246
Sprout Social, Inc., Class A *
6,686 606,353
SPS Commerce, Inc. *
3,472 494,239
Tenable Holdings, Inc. *
2,550 140,429
Varonis Systems, Inc. *
18,259 890,674
Veritone, Inc. *(b)
10,687 240,244
Workiva, Inc. *
3,415 445,623
Xperi Holding Corp.
4,602 87,024
Zuora, Inc., Class A *
11,420 213,326
12,018,356
Specialty Retail - 3.4%
Abercrombie & Fitch Co., Class A *
5,466 190,381
American Eagle Outfitters, Inc.
5,353 135,538
America's Car-Mart, Inc. *
1,513 154,931
Asbury Automotive Group, Inc. *
1,031 178,085
Boot Barn Holdings, Inc. *
5,615 690,926
Buckle, Inc. (The)
6,981 295,366
Caleres, Inc.
13,593 308,289
Camping World Holdings, Inc.,
Class A 10,336 417,574
Cato Corp. (The), Class A
11,696 200,703
Chico's FAS, Inc. *
22,580 121,480
Children's Place, Inc. (The) *
3,143 249,208

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.4% (continued)
Citi Trends, Inc. *
6,088 576,838
Conn's, Inc. *
7,954 187,078
Genesco, Inc. *
6,887 441,939
Group 1 Automotive, Inc.
549 107,176
Hibbett, Inc.
6,640 477,615
MarineMax, Inc. *
7,763 458,328
National Vision Holdings, Inc. *
11,063 530,913
ODP Corp. (The) *
9,471 372,021
Rent-A-Center, Inc.
8,612 413,721
Shoe Carnival, Inc.
8,250 322,410
Signet Jewelers Ltd.
14,753 1,283,954
Sleep Number Corp. *
2,444 187,210
Sonic Automotive, Inc., Class A
5,939 293,684
Tilly's, Inc., Class A
6,829 110,015
Zumiez, Inc. *
4,422 212,212
8,917,595
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *
11,124 239,611
Avid Technology, Inc. *
13,342 434,549
Turtle Beach Corp. *
3,485 77,576
751,736
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. *
14,870 1,906,631
Fossil Group, Inc. *
9,005 92,662
G-III Apparel Group Ltd. *
2,734 75,568
Kontoor Brands, Inc.
1,448 74,210
Movado Group, Inc.
10,233 428,046
Oxford Industries, Inc.
3,200 324,864
Steven Madden Ltd.
8,389 389,837
Superior Group of Cos., Inc.
428 9,390
Unifi, Inc. *
6,327 146,470
3,447,678
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. *
2,800 156,548
Hingham Institution For Savings
The 365 153,256
Kearny Financial Corp.
6,234 82,601
Merchants Bancorp
5,107 241,714
Mr Cooper Group, Inc. *
26,614 1,107,409
Northfield Bancorp, Inc.
7,309 118,113
Ocwen Financial Corp. *
5,006 200,090
PennyMac Financial Services, Inc.
12,854 896,952
Walker & Dunlop, Inc.
5,226 788,499
Waterstone Financial, Inc.
7,804 170,595
3,915,777
Tobacco - 0.1%
22nd Century Group, Inc. *
31,363 96,912
Turning Point Brands, Inc.
2,068 78,129
175,041
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. *
1,598 91,645
BlueLinx Holdings, Inc. *
3,628 347,417
Boise Cascade Co.
10,490 746,888
Custom Truck One Source, Inc. *
15,738 125,904
Global Industrial Co.
8,468 346,341
GMS, Inc. *
2,005 120,521
Herc Holdings, Inc.
5,257 822,983
Rush Enterprises, Inc., Class A
9,799 545,216
Textainer Group Holdings Ltd.
(China) 13,776 491,941
Titan Machinery, Inc. *
3,211 108,179
Transcat, Inc. *
902 83,372
Triton International Ltd.
10,499 632,355
Veritiv Corp. *
7,154 876,866
WESCO International, Inc. *
9,789 1,288,135
6,627,763
Water Utilities - 0.2%
Cadiz, Inc. *
10,859 41,916
Middlesex Water Co.
3,602 433,320
475,236
Wireless Telecommunication Services - 0.0% (d)
Gogo, Inc. *(b) 7,719 104,438
TOTAL COMMON STOCKS
(Cost $158,070,317) 248,595,307
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5.3%
Limited Purpose Cash Investment
Fund, 0.01% (e)
(Cost $13,969,317) 13,974,907 13,969,317
SECURITIES LENDING COLLATERAL - 2.4%
Investment Companies - 2.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (e)(f) 1,029,907 1,029,907
Limited Purpose Cash Investment
Fund 0.01% (e)(f) 5,171,449 5,169,380
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,201,356) 6,199,287
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.1%
(Cost $178,240,990) 268,763,911
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.1)% (g) (5,459,444)
NET ASSETS - 100.0% 263,304,467

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,600,305 3.7%
Consumer Discretionary 38,241,746 14.5
Consumer Staples 6,756,360 2.6
Energy 18,905,667 7.2
Financials 31,551,225 12.0
Health Care 40,288,382 15.3
Industrials 37,501,756 14.2
Information Technology 39,346,159 14.9
Materials 7,922,132 3.0
Real Estate 17,116,756 6.5
Utilities 1,364,819 0.5
Short-Term Investments 13,969,317 5.3
Securities Lending Collateral 6,199,287 2.4
Total Investments In Securities
At Value 268,763,911 102.1
Liabilities in Excess of Other
Assets (g ) (5,459,444) (2.1)
Net Assets
$ 263,304,467 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2021, the value of these securities amounted to $301,866 or 0.11% of net assets.
(b) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$5,927,724.
(c) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2021 amounted to $76,881, which represents approximately 0.03% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of December 31, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 106 3/2022 USD $ 11,886,840 $ (87,501)
$ (87,501)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.6%
Australia - 6.0%
Aristocrat Leisure Ltd. 32,237 1,022,641
Australia & New Zealand Banking
Group Ltd. 151,742 3,039,595
BHP Group plc 68,590 2,040,877
Commonwealth Bank of Australia 30,826 2,266,059
CSL Ltd. 9,497 2,008,619
Domino's Pizza Enterprises Ltd. 12,605 1,081,906
Fortescue Metals Group Ltd. 203,813 2,864,951
Glencore plc * 628,661 3,203,204
Goodman Group, REIT 106,176 2,046,736
Macquarie Group Ltd. 15,080 2,254,238
National Australia Bank Ltd. 287,209 6,030,558
REA Group Ltd. 8,056 982,362
Rio Tinto plc 6,275 413,813
Scentre Group, REIT 197,336 453,947
Suncorp Group Ltd. 83,722 674,053
Telstra Corp. Ltd. 113,214 344,080
Wesfarmers Ltd. 71,019 3,064,217
WiseTech Global Ltd. 10,448 443,115
34,234,971
—
Austria - 0.7%
Erste Group Bank AG 42,354 1,985,573
OMV AG 20,227 1,143,893
Raiffeisen Bank International AG 30,594 898,562
4,028,028
—
Belgium - 0.1%
Sofina SA 1,469 721,585
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 400,486
Yara International ASA 3,393 171,069
571,555
—
Canada - 16.5%
AltaGas Ltd. (1) 14,355 309,921
Bank of Montreal (1) 68,371 7,361,117
Bank of Nova Scotia (The) (1) 88,554 6,269,031
BlackBerry Ltd. (1)* 22,872 213,722
Brookfield Asset Management, Inc.,
Class A (1) 57,530 3,474,222
Cameco Corp. (1) 60,340 1,315,607
Canadian Apartment Properties,
REIT (1) 3,731 176,853
Canadian Imperial Bank of
Commerce (1) 42,291 4,929,687
Canadian National Railway Co. (1) 3,249 399,091
Canadian Natural Resources Ltd.
(1) 169,715 7,171,245
Canadian Pacific Railway Ltd. (1) 41,860 3,010,730
Canadian Tire Corp. Ltd., Class A
(1) 3,476 498,585
Cenovus Energy, Inc. (1) 268,556 3,292,860
Constellation Software, Inc. (1) 1,171 2,172,629
Dollarama , Inc. (1) 9,861 493,537
Empire Co. Ltd., Class A (1) 8,679 264,428
Enbridge, Inc. (1) 18,201 710,946
Franco-Nevada Corp. (1) 3,781 522,905
INVESTMENTS SHARES VALUE ($)
Canada - 16.5% (continued)
GFL Environmental, Inc. (1) 11,446 432,794
Gildan Activewear , Inc. (1) 20,620 874,225
Hydro One Ltd. (1)(a) 32,356 841,801
iA Financial Corp., Inc. (1) 13,174 753,812
IGM Financial, Inc. (1) 20,833 751,335
Imperial Oil Ltd. (1) 46,898 1,691,361
Intact Financial Corp. (1) 13,730 1,784,645
International Petroleum Corp. * 17,719 97,721
Ivanhoe Mines Ltd., Class A (1)* 111,802 912,128
Keyera Corp. (1) 50,946 1,149,049
Loblaw Cos. Ltd. (1) 2,652 217,284
Magna International, Inc. (1) 21,184 1,714,046
Manulife Financial Corp. (1) 13,396 255,328
National Bank of Canada (1) 53,565 4,083,805
Nutrien Ltd. (1) 25,261 1,898,744
Onex Corp. (1) 13,548 1,063,319
Power Corp. of Canada (1) 6,162 203,622
Quebecor, Inc., Class B (1) 8,676 195,818
RioCan , REIT (1) 47,837 867,529
Ritchie Bros Auctioneers, Inc. (1) 4,384 268,284
Royal Bank of Canada (1) 72,007 7,642,151
Shopify, Inc., Class A (1)* 6,676 9,192,080
Sun Life Financial, Inc. (1) 27,204 1,514,237
Suncor Energy, Inc. (1) 6,598 165,087
Teck Resources Ltd., Class B (1) 21,348 614,813
Thomson Reuters Corp. (1) 22,826 2,729,664
Toronto-Dominion Bank (The) (1) 89,964 6,897,276
West Fraser Timber Co. Ltd. (1) 14,045 1,339,935
WSP Global, Inc. (1) 13,348 1,937,700
94,676,709
—
Chile - 0.2%
Antofagasta plc 43,118 784,196
Lundin Mining Corp. (1) 40,028 312,642
1,096,838
—
China - 0.1%
Chow Tai Fook Jewellery Group
Ltd. 166,600 300,193
Wilmar International Ltd. 92,000 283,137
583,330
—
Denmark - 3.6%
AP Moller - Maersk A/S, Class B 1,087 3,879,844
Coloplast A/S, Class B 1,226 215,868
DSV A/S 17,024 3,967,074
Genmab A/S * 3,841 1,533,147
Novo Nordisk A/S, Class B 42,242 4,744,869
Orsted A/S (a) 20,453 2,619,357
Pandora A/S 11,040 1,373,276
Tryg A/S 9,825 242,458
Vestas Wind Systems A/S 66,955 2,039,124
20,615,017
—
Finland - 0.9%
Fortum OYJ 9,746 298,914
Kone OYJ, Class B 10,405 746,650
Neste OYJ 27,043 1,330,942
Nordea Bank Abp 102,629 1,251,925
Stora Enso OYJ, Class R 33,944 622,987

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Finland - 0.9% (continued)
UPM- Kymmene OYJ 20,621 784,601
5,036,019
—
France - 8.1%
Adevinta ASA * 11,373 151,080
Air Liquide SA 5,667 988,350
Airbus SE * 8,576 1,097,247
AXA SA 6,712 199,771
BNP Paribas SA 64,851 4,483,867
Capgemini SE 1,863 456,585
Cie de Saint-Gobain 14,769 1,038,949
Credit Agricole SA 213,806 3,048,300
Dassault Systemes SE 10,725 636,479
Hermes International 3,589 6,271,329
Kering SA 3,250 2,607,645
Legrand SA 2,988 349,958
L'Oreal SA 6,501 3,099,761
LVMH Moet Hennessy Louis
Vuitton SE 16,781 13,868,386
Publicis Groupe SA 12,339 831,329
Safran SA 1,824 223,300
Sartorius Stedim Biotech 4,580 2,515,365
Societe Generale SA 102,062 3,507,742
Teleperformance 1,125 502,961
Unibail - Rodamco -Westfield, REIT * 6,326 442,689
46,321,093
—
Germany - 6.8%
adidas AG 664 191,196
Brenntag SE 14,270 1,288,636
Carl Zeiss Meditec AG 1,216 255,088
Daimler AG (Registered) 63,598 4,859,154
Daimler Truck Holding AG (1)* 31,799 1,169,000
Deutsche Bank AG (Registered) * 168,998 2,104,874
Deutsche Post AG (Registered) 80,142 5,154,797
GEA Group AG 6,902 376,983
Hannover Rueck SE 3,192 605,192
HelloFresh SE * 4,772 365,717
Infineon Technologies AG 86,752 3,993,930
KION Group AG 8,844 965,993
Merck KGaA 12,662 3,257,393
Puma SE 15,217 1,858,367
RWE AG 38,843 1,573,785
SAP SE 1,980 278,664
Siemens AG (Registered) 29,391 5,090,606
Siemens Energy AG * 23,876 609,179
Symrise AG 4,418 653,399
Volkswagen AG 8,208 2,399,477
Vonovia SE 16,103 887,311
Zalando SE *(a) 15,128 1,218,659
39,157,400
—
Hong Kong - 0.9%
AIA Group Ltd. 104,400 1,053,693
Hong Kong Exchanges & Clearing
Ltd. 29,600 1,731,126
Techtronic Industries Co. Ltd. 121,000 2,412,124
5,196,943
—
INVESTMENTS SHARES VALUE ($)
Italy - 2.6%
Assicurazioni Generali SpA 45,513 961,906
Enel SpA 389,082 3,111,134
Eni SpA 72,777 1,011,440
Ferrari NV 10,210 2,628,117
Intesa Sanpaolo SpA 1,276,074 3,296,002
Mediobanca Banca di Credito
Finanziario SpA 54,383 624,343
Moncler SpA 11,084 801,022
Poste Italiane SpA (a) 18,073 236,761
Prysmian SpA 9,142 343,887
UniCredit SpA 125,030 1,921,881
14,936,493
—
Japan - 21.0%
Advantest Corp. 11,600 1,098,511
Aeon Co. Ltd. 8,200 193,243
AGC, Inc. 3,400 162,429
Bandai Namco Holdings, Inc. 11,200 875,711
Chugai Pharmaceutical Co. Ltd. 62,500 2,037,251
CyberAgent , Inc. 27,600 460,087
Daifuku Co. Ltd. 8,600 703,264
Dai-ichi Life Holdings, Inc. 69,600 1,403,830
Daiichi Sankyo Co. Ltd. 103,100 2,624,043
Daikin Industries Ltd. 14,500 3,284,530
Daiwa Securities Group, Inc. 46,100 260,142
Denso Corp. 40,900 3,389,419
Disco Corp. 1,100 336,218
Fast Retailing Co. Ltd. 300 170,533
Fuji Electric Co. Ltd. 5,500 300,455
FUJIFILM Holdings Corp. 4,500 333,604
Fujitsu Ltd. 16,000 2,749,225
GMO Payment Gateway, Inc. 4,900 610,181
Hamamatsu Photonics KK 9,300 593,990
Hitachi Ltd. 55,700 3,017,455
Hoya Corp. 26,700 3,962,062
Idemitsu Kosan Co. Ltd. 6,500 165,878
Inpex Corp. 90,200 784,343
Isuzu Motors Ltd. 38,600 480,434
ITOCHU Corp. 90,300 2,762,630
Japan Post Holdings Co. Ltd. * 38,800 302,263
JFE Holdings, Inc. 51,600 658,314
JSR Corp. 13,700 520,648
Kakaku.com, Inc. 21,800 582,785
Keyence Corp. 9,260 5,822,301
Kikkoman Corp. 7,600 640,004
Konami Holdings Corp. 4,700 225,598
Kubota Corp. 16,200 360,224
Kurita Water Industries Ltd. 6,600 312,896
Kyowa Kirin Co. Ltd. 22,400 610,752
Lasertec Corp. 11,400 3,491,838
M3, Inc. 39,600 1,996,687
Marubeni Corp. 122,700 1,195,466
Mazda Motor Corp. * 66,900 513,317
Mercari , Inc. * 3,600 183,159
Mitsubishi Corp. 8,000 254,025
Mitsubishi UFJ Financial Group,
Inc. 518,500 2,821,821
Mitsui & Co. Ltd. 38,100 902,889
MonotaRO Co. Ltd. 15,800 284,179
Murata Manufacturing Co. Ltd. 19,900 1,587,273

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 21.0% (continued)
Nidec Corp. 3,400 402,201
Nintendo Co. Ltd. 400 187,143
Nippon Paint Holdings Co. Ltd. 16,300 178,009
Nippon Prologis REIT, Inc., REIT 85 300,452
Nippon Steel Corp. 11,200 182,964
Nippon Telegraph & Telephone
Corp. 80,800 2,209,740
Nippon Yusen KK 63,500 4,842,062
Nissan Chemical Corp. 6,200 360,592
Nissan Motor Co. Ltd. * 196,100 944,525
Nitori Holdings Co. Ltd. 2,600 388,886
Nitto Denko Corp. 5,600 432,614
Nomura Holdings, Inc. 165,500 720,860
Nomura Research Institute Ltd. 49,650 2,122,577
NTT Data Corp. 12,500 268,140
Obic Co. Ltd. 9,100 1,703,058
Olympus Corp. 81,500 1,876,720
Omron Corp. 14,800 1,474,781
Oriental Land Co. Ltd. 2,600 438,431
ORIX Corp. 114,500 2,336,736
Pan Pacific International Holdings
Corp. 31,400 432,813
Panasonic Corp. 88,400 971,763
Recruit Holdings Co. Ltd. 57,200 3,480,947
Renesas Electronics Corp. * 73,100 907,953
SG Holdings Co. Ltd. 34,800 816,006
Shimadzu Corp. 15,500 654,689
Shimano, Inc. 2,800 745,694
Shin-Etsu Chemical Co. Ltd. 24,000 4,165,810
Shionogi & Co. Ltd. 3,900 274,351
Shiseido Co. Ltd. 3,800 211,989
SMC Corp. 2,000 1,351,716
SoftBank Corp. 15,000 189,459
SoftBank Group Corp. 3,200 153,409
Sony Group Corp. 67,800 8,561,666
Square Enix Holdings Co. Ltd. 3,500 179,548
SUMCO Corp. 30,800 627,174
Sumitomo Mitsui Financial Group,
Inc. 33,200 1,133,691
Sysmex Corp. 9,900 1,336,318
Terumo Corp. 12,200 515,335
Tokyo Electron Ltd. 9,900 5,698,171
Toyota Motor Corp. 512,300 9,468,633
Toyota Tsusho Corp. 4,600 212,045
Unicharm Corp. 4,400 191,432
Yamaha Corp. 5,000 246,677
Yamaha Motor Co. Ltd. 28,300 679,741
Yaskawa Electric Corp. 5,900 289,487
Z Holdings Corp. 102,700 592,578
121,485,493
—
Luxembourg - 0.7%
ArcelorMittal SA 81,225 2,605,590
Eurofins Scientific SE 13,280 1,645,281
4,250,871
—
Netherlands - 9.0%
ABN AMRO Bank NV, CVA (a) 71,618 1,052,764
Adyen NV *(a) 1,859 4,879,880
Aegon NV 290,400 1,443,741
INVESTMENTS SHARES VALUE ($)
Netherlands - 9.0% (continued)
Akzo Nobel NV 1,880 206,546
ASM International NV 5,629 2,484,740
ASML Holding NV 23,350 18,703,836
ING Groep NV 412,917 5,740,789
Koninklijke DSM NV 15,147 3,411,202
Koninklijke Philips NV 4,788 177,212
NN Group NV 28,834 1,559,351
Randstad NV 3,352 228,664
Royal Dutch Shell plc, Class A 404,201 8,857,826
Wolters Kluwer NV 26,369 3,103,658
51,850,209
—
Norway - 0.4%
Equinor ASA 19,378 513,116
Norsk Hydro ASA 168,948 1,329,383
Schibsted ASA, Class B 10,042 338,665
2,181,164
—
Russia - 0.1%
Evraz plc 102,958 841,766
Saudi Arabia - 0.3%
Delivery Hero SE *(a) 16,444 1,820,196
Singapore - 0.8%
DBS Group Holdings Ltd. 61,500 1,489,466
Oversea-Chinese Banking Corp.
Ltd. 59,300 501,900
STMicroelectronics NV 47,150 2,318,599
United Overseas Bank Ltd. 15,500 309,562
4,619,527
—
South Africa - 0.4%
Anglo American plc 56,407 2,320,147
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria
SA 341,369 2,024,654
Banco Santander SA 1,127,410 3,744,217
CaixaBank SA 189,730 518,274
Cellnex Telecom SA (a) 2,873 166,426
Ferrovial SA 6,756 211,285
Iberdrola SA 157,714 1,867,331
Repsol SA 42,429 502,492
Telefonica SA 137,637 596,823
9,631,502
—
Sweden - 5.2%
Assa Abloy AB, Class B 11,958 364,492
Atlas Copco AB, Class A 72,080 4,980,788
Epiroc AB, Class A 81,303 2,055,812
EQT AB 38,067 2,063,614
Evolution AB (a) 20,737 2,930,989
Fastighets AB Balder, Class B * 2,495 179,550
Hexagon AB, Class B 113,687 1,800,865
Industrivarden AB, Class C 12,402 388,563
Investment AB Latour , Class B 43,535 1,768,760
Investor AB, Class B 163,308 4,097,937
L E Lundbergforetagen AB, Class B 9,185 514,596
Nibe Industrier AB, Class B 214,016 3,233,768
Sandvik AB 40,654 1,133,171

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 5.2% (continued)
Skandinaviska Enskilda Banken
AB, Class A 77,593 1,077,267
Svenska Cellulosa AB SCA, Class
B 66,697 1,183,492
Swedish Match AB 126,660 1,005,514
Volvo AB, Class B 43,965 1,016,757
29,795,935
—
Switzerland - 5.6%
ABB Ltd. (Registered) 110,239 4,201,518
Chocoladefabriken Lindt &
Spruengli AG 18 249,495
Cie Financiere Richemont SA
(Registered) 26,567 3,970,036
EMS- Chemie Holding AG
(Registered) 1,114 1,244,985
Geberit AG (Registered) 2,521 2,054,953
Givaudan SA (Registered) 461 2,418,686
Kuehne + Nagel International AG
(Registered) 5,019 1,616,406
Logitech International SA
(Registered) 10,554 885,351
Lonza Group AG (Registered) 4,266 3,551,822
Partners Group Holding AG 2,044 3,374,254
Sika AG (Registered) (b) 11,474 4,768,793
Sonova Holding AG (Registered) 903 352,890
Straumann Holding AG
(Registered) 869 1,837,580
UBS Group AG (Registered) 95,625 1,716,402
32,243,171
—
United Kingdom - 5.2%
Admiral Group plc 14,798 633,420
Ashtead Group plc 46,689 3,763,813
AstraZeneca plc 11,244 1,312,956
Auto Trader Group plc (a) 29,518 295,619
Aviva plc 113,387 632,039
Barclays plc 1,237,646 3,152,611
BP plc 674,011 3,019,990
Bunzl plc 17,175 670,947
CNH Industrial NV 38,386 742,163
Compass Group plc * 19,750 444,645
Croda International plc 6,531 894,561
Diageo plc 76,212 4,166,972
Entain plc * 17,743 405,546
Experian plc 5,258 258,987
Intertek Group plc 3,758 286,688
JD Sports Fashion plc 202,530 597,161
Kingfisher plc 80,860 371,935
NatWest Group plc 993,004 3,040,892
Persimmon plc 20,141 780,646
RELX plc 14,899 486,407
Rentokil Initial plc 57,001 451,206
Rolls-Royce Holdings plc * 228,907 382,077
Spirax-Sarco Engineering plc 3,450 750,825
SSE plc 23,902 534,334
St James's Place plc 64,064 1,464,006
WPP plc 39,597 602,972
30,143,418
—
INVESTMENTS SHARES VALUE ($)
United States - 1.2%
Ferguson plc 7,344 1,304,491
Jackson Financial, Inc., Class A (1) 223 9,328
Schneider Electric SE 19,529 3,839,315
Tenaris SA 147,020 1,534,450
6,687,584
—
Zambia - 0.4%
First Quantum Minerals Ltd. (1) 93,183 2,229,851
TOTAL COMMON STOCKS
(Cost $364,137,843) 567,276,815
SHORT-TERM INVESTMENTS - 0.9%
INVESTMENT COMPANIES - 0.9%
Limited Purpose Cash Investment
Fund, 0.01% (1)(c)
(Cost $5,318,169) 5,320,297 5,318,169
SECURITIES LENDING COLLATERAL - 0.8%
Investment Companies - 0.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(c)(d) 747,834 747,834
Limited Purpose Cash Investment
Fund 0.01% (1)(c)(d) 3,755,080 3,753,578
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,502,915) 4,501,412
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.3%
(Cost $373,958,927) 577,096,396
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.3)% (e) (1,824,419)
NET ASSETS - 100.0% 575,271,977
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,285,523 1.6%
Consumer Discretionary 86,938,535 15.1
Consumer Staples 10,888,975 1.9
Energy 34,458,248 6.0
Financials 139,652,641 24.3
Health Care 38,641,607 6.7
Industrials 103,876,432 18.1
Information Technology 78,540,159 13.7
Materials 48,483,050 8.4
Real Estate 5,355,068 0.9
Utilities 11,156,577 1.9
Short-Term Investments 5,318,169 0.9
Securities Lending Collateral 4,501,412 0.8
Total Investments In Securities
At Value 577,096,396 100.3
Liabilities in Ex cess of Other
Assets (e) (1,824,419) (0.3)
Net Assets
$ 575,271,977 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $16,062,452, which represents approximately 2.79% of net assets of the fund.
(b) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$4,293,700.
(c) Represents 7-day effective yield as of December 31, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 31 3/2022 USD $ 3,598,790 $ 57,297
$ 57,297

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.8%
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.
403,908 43,472,618
Expeditors International of
Washington, Inc. 407,544 54,729,084
United Parcel Service, Inc., Class
B 11,795 2,528,140
100,729,842
Banks - 2.8%
Bank of Hawaii Corp.
24,291 2,034,614
Commerce Bancshares, Inc.
38,774 2,665,352
Cullen/Frost Bankers, Inc.
14,776 1,862,810
East West Bancorp, Inc.
261,792 20,597,795
First Citizens BancShares , Inc.,
Class A 5,122 4,250,441
First Hawaiian, Inc.
72,801 1,989,651
JPMorgan Chase & Co.
251,958 39,897,549
Popular, Inc.
23,392 1,919,080
Prosperity Bancshares, Inc.
31,798 2,298,996
Signature Bank
16,507 5,339,519
SVB Financial Group *
112,392 76,228,750
Western Alliance Bancorp
58,080 6,252,312
165,336,869
Beverages - 3.5%
Brown-Forman Corp., Class B
28,757 2,095,235
Coca-Cola Co. (The)
1,051,532 62,261,210
Monster Beverage Corp. *
526,090 50,525,684
PepsiCo, Inc.
514,850 89,434,593
204,316,722
Biotechnology - 1.2%
AbbVie, Inc.
29,913 4,050,220
Amgen, Inc.
41,330 9,298,010
Biogen, Inc. *
52,311 12,550,455
Horizon Therapeutics plc *
31,970 3,445,087
Moderna , Inc. *
33,919 8,614,748
Regeneron Pharmaceuticals, Inc. *
8,374 5,288,348
Seagen , Inc. *
17,410 2,691,586
United Therapeutics Corp. *
17,860 3,859,189
Vertex Pharmaceuticals, Inc. *
93,688 20,573,885
70,371,528
Capital Markets - 4.2%
BlackRock, Inc.
88,731 81,238,554
CME Group, Inc.
143,628 32,813,253
Intercontinental Exchange, Inc.
287,999 39,389,623
Northern Trust Corp.
19,462 2,327,850
S&P Global, Inc.
104,478 49,306,303
SEI Investments Co.
28,634 1,744,956
T. Rowe Price Group, Inc.
190,058 37,373,005
244,193,544
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.3%
Air Products and Chemicals, Inc.
114,815 34,933,612
CF Industries Holdings, Inc.
172,234 12,190,722
Corteva , Inc.
233,910 11,059,265
Ecolab, Inc.
154,093 36,148,677
Linde plc (United Kingdom)
16,303 5,647,848
Mosaic Co. (The)
239,206 9,398,404
NewMarket Corp.
6,387 2,188,953
Olin Corp.
73,126 4,206,207
PPG Industries, Inc.
121,179 20,896,107
Sherwin-Williams Co. (The)
168,630 59,384,741
196,054,536
Commercial Services & Supplies - 1.8%
Cintas Corp.
43,038 19,073,150
Copart , Inc. *
38,099 5,776,570
Republic Services, Inc.
199,929 27,880,099
Rollins, Inc.
180,676 6,180,926
Waste Management, Inc.
272,924 45,551,016
104,461,761
Communications Equipment - 0.3%
Cisco Systems, Inc.
197,652 12,525,207
Ubiquiti, Inc.
10,244 3,141,835
15,667,042
Consumer Finance - 0.2%
Capital One Financial Corp.
44,497 6,456,070
Credit Acceptance Corp. *
6,721 4,621,897
11,077,967
Containers & Packaging - 0.1%
AptarGroup, Inc.
20,164 2,469,687
Packaging Corp. of America
19,872 2,705,573
5,175,260
Distributors - 0.1%
Pool Corp. 7,011 3,968,226
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 287,741 14,951,022
Electric Utilities - 2.9%
Alliant Energy Corp.
64,297 3,952,337
American Electric Power Co., Inc.
58,682 5,220,938
Duke Energy Corp.
353,786 37,112,151
Evergy , Inc.
39,221 2,690,953
Eversource Energy
20,643 1,878,100
Exelon Corp.
40,444 2,336,045
IDACORP, Inc.
51,492 5,834,558
NextEra Energy, Inc.
993,906 92,791,064
Xcel Energy, Inc.
318,018 21,529,819
173,345,965
Electrical Equipment - 0.5%
Eaton Corp. plc
30,731 5,310,931
Emerson Electric Co.
24,265 2,255,917

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.5% (continued)
Hubbell, Inc.
10,449 2,176,213
Rockwell Automation, Inc.
59,943 20,911,116
30,654,177
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
145,780 12,749,919
Cognex Corp.
201,251 15,649,278
Littelfuse , Inc.
9,392 2,955,474
National Instruments Corp.
41,890 1,829,336
33,184,007
Entertainment - 0.6%
Electronic Arts, Inc.
33,731 4,449,119
Netflix, Inc. *
43,080 25,953,115
Spotify Technology SA *
11,489 2,688,771
33,091,005
Equity Real Estate Investment Trusts (REITs) - 0.7%
Public Storage 115,175 43,139,948
Food & Staples Retailing - 3.8%
Casey's General Stores, Inc.
76,793 15,155,099
Costco Wholesale Corp.
168,672 95,755,094
Kroger Co. (The)
735,864 33,305,205
Walmart, Inc.
563,861 81,585,048
225,800,446
Food Products - 3.6%
Archer-Daniels-Midland Co.
49,290 3,331,511
Flowers Foods, Inc.
510,706 14,029,094
General Mills, Inc.
256,146 17,259,117
Hershey Co. (The)
338,571 65,503,331
Hormel Foods Corp.
714,600 34,879,626
Ingredion, Inc.
31,009 2,996,710
J M Smucker Co. (The)
108,493 14,735,519
Kellogg Co.
46,976 3,026,194
McCormick & Co., Inc.
(Non-Voting) 170,469 16,469,010
Mondelez International, Inc., Class
A 432,067 28,650,363
Pilgrim's Pride Corp. *
36,080 1,017,456
Tyson Foods, Inc., Class A
145,842 12,711,589
214,609,520
Gas Utilities - 0.1%
Atmos Energy Corp.
38,449 4,028,302
UGI Corp.
41,669 1,913,024
5,941,326
Health Care Equipment & Supplies - 5.8%
Abbott Laboratories
463,274 65,201,183
ABIOMED, Inc. *
75,215 27,014,972
Align Technology, Inc. *
25,808 16,960,501
Becton Dickinson and Co.
62,955 15,831,923
Cooper Cos., Inc. (The)
33,784 14,153,469
Edwards Lifesciences Corp. *
452,812 58,661,795
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 5.8% (continued)
IDEXX Laboratories, Inc. *
4,274 2,814,258
Intuitive Surgical, Inc. *
234,197 84,146,982
Masimo Corp. *
40,742 11,928,443
Medtronic plc
113,683 11,760,506
ResMed , Inc.
60,036 15,638,177
Stryker Corp.
70,579 18,874,236
342,986,445
Health Care Providers & Services - 1.6%
Anthem, Inc.
10,042 4,654,869
Chemed Corp.
19,755 10,451,185
Henry Schein, Inc. *
45,500 3,527,615
Premier, Inc., Class A
58,165 2,394,653
Quest Diagnostics, Inc.
22,982 3,976,116
UnitedHealth Group, Inc.
137,321 68,954,367
93,958,805
Health Care Technology - 0.1%
Cerner Corp. 37,623 3,494,048
Hotels, Restaurants & Leisure - 0.0% (a)
Booking Holdings, Inc. * 781 1,873,799
Household Durables - 0.2%
Garmin Ltd. 75,680 10,305,346
Household Products - 4.1%
Church & Dwight Co., Inc.
317,078 32,500,495
Clorox Co. (The)
255,532 44,554,560
Colgate-Palmolive Co.
746,683 63,721,927
Kimberly-Clark Corp.
18,581 2,655,597
Procter & Gamble Co. (The)
583,344 95,423,411
238,855,990
Industrial Conglomerates - 1.1%
3M Co.
188,705 33,519,669
Honeywell International, Inc.
127,725 26,631,940
Roper Technologies, Inc.
4,828 2,374,700
62,526,309
Insurance - 3.9%
Alleghany Corp. *
3,330 2,223,075
Allstate Corp. (The)
240,269 28,267,648
Aon plc, Class A
118,512 35,619,967
Arthur J Gallagher & Co.
96,160 16,315,467
Assurant, Inc.
58,831 9,169,400
Brown & Brown, Inc.
75,396 5,298,831
Chubb Ltd.
69,000 13,338,390
CNA Financial Corp.
41,220 1,816,978
Erie Indemnity Co., Class A
25,164 4,848,096
Everest Re Group Ltd.
23,634 6,473,825
Hanover Insurance Group, Inc.
(The) 19,111 2,504,688
Markel Corp. *
2,100 2,591,400
Marsh & McLennan Cos., Inc.
189,064 32,863,105
Mercury General Corp.
36,788 1,951,971
Progressive Corp. (The)
403,005 41,368,463

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 3.9% (continued)
RenaissanceRe Holdings Ltd.
11,737 1,987,426
Travelers Cos., Inc. (The)
107,380 16,797,453
W R Berkley Corp.
39,421 3,247,896
White Mountains Insurance Group
Ltd. 3,019 3,060,964
229,745,043
Interactive Media & Services - 2.8%
Alphabet, Inc., Class A *
29,029 84,098,174
Meta Platforms, Inc., Class A *
236,673 79,604,964
163,703,138
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. * 25,189 83,988,690
IT Services - 6.0%
Accenture plc, Class A
233,816 96,928,423
Akamai Technologies, Inc. *
105,026 12,292,243
Amdocs Ltd.
50,280 3,762,955
Automatic Data Processing, Inc.
118,089 29,118,386
Broadridge Financial Solutions, Inc.
13,087 2,392,565
EPAM Systems, Inc. *
31,704 21,192,539
Jack Henry & Associates, Inc.
28,136 4,698,431
Mastercard , Inc., Class A
147,151 52,874,297
Paychex, Inc.
143,944 19,648,356
PayPal Holdings, Inc. *
188,292 35,508,105
VeriSign, Inc. *
44,991 11,419,615
Visa, Inc., Class A
288,501 62,521,052
352,356,967
Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.
138,944 22,182,410
Bio-Rad Laboratories, Inc., Class
A * 2,807 2,120,885
Bio- Techne Corp.
24,584 12,718,286
Charles River Laboratories
International, Inc. * 19,595 7,383,004
Danaher Corp.
181,447 59,697,877
Illumina, Inc. *
62,302 23,702,173
Mettler -Toledo International, Inc. *
26,122 44,334,520
QIAGEN NV *
30,601 1,700,804
Thermo Fisher Scientific, Inc.
100,213 66,866,122
Waters Corp. *
18,651 6,949,363
West Pharmaceutical Services, Inc.
40,400 18,948,004
266,603,448
Machinery - 2.1%
Caterpillar, Inc.
92,711 19,167,072
Cummins, Inc.
80,173 17,488,938
Donaldson Co., Inc.
31,947 1,893,179
Dover Corp.
16,880 3,065,408
Fortive Corp.
27,067 2,064,942
IDEX Corp.
29,273 6,917,795
Illinois Tool Works, Inc.
267,122 65,925,710
Lincoln Electric Holdings, Inc.
19,883 2,773,082
INVESTMENTS SHARES VALUE ($)
Machinery - 2.1% (continued)
Toro Co. (The)
31,020 3,099,208
122,395,334
Media - 0.1%
Cable One, Inc.
1,135 2,001,516
John Wiley & Sons, Inc., Class A
4,157 238,071
New York Times Co. (The), Class A
124,177 5,997,749
8,237,336
Metals & Mining - 1.1%
Alcoa Corp.
503,773 30,014,795
Newmont Corp.
570,909 35,407,776
Royal Gold, Inc.
16,946 1,782,889
67,205,460
Multiline Retail - 1.4%
Dollar General Corp.
36,221 8,541,998
Target Corp.
324,426 75,085,154
83,627,152
Multi-Utilities - 1.5%
Ameren Corp.
191,005 17,001,355
CMS Energy Corp.
44,983 2,926,144
Consolidated Edison, Inc.
244,269 20,841,031
DTE Energy Co.
85,702 10,244,817
MDU Resources Group, Inc.
76,093 2,346,708
Public Service Enterprise Group,
Inc. 178,302 11,898,093
WEC Energy Group, Inc.
219,376 21,294,828
86,552,976
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.
88,267 2,373,500
Chevron Corp.
41,428 4,861,576
ConocoPhillips
472,041 34,071,919
Devon Energy Corp.
503,730 22,189,306
EOG Resources, Inc.
195,962 17,407,304
Exxon Mobil Corp.
470,938 28,816,696
Hess Corp.
116,321 8,611,244
Marathon Oil Corp.
922,937 15,154,626
Occidental Petroleum Corp.
834,823 24,201,519
157,687,690
Personal Products - 1.6%
Estee Lauder Cos., Inc. (The),
Class A 250,043 92,565,919
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.
37,446 2,334,758
Eli Lilly & Co.
280,018 77,346,572
Johnson & Johnson
483,046 82,634,679
Merck & Co., Inc.
260,959 19,999,898
Pfizer, Inc.
312,131 18,431,335
Zoetis, Inc.
218,092 53,220,991
253,968,233

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 0.7%
CoStar Group, Inc. *
227,850 18,006,986
FTI Consulting, Inc. *
26,744 4,103,064
Robert Half International, Inc.
75,970 8,472,174
Verisk Analytics, Inc.
32,852 7,514,238
38,096,462
Road & Rail - 2.2%
JB Hunt Transport Services, Inc.
91,560 18,714,864
Landstar System, Inc.
113,538 20,325,573
Old Dominion Freight Line, Inc.
232,816 83,436,598
Union Pacific Corp.
36,731 9,253,641
131,730,676
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.
25,044 4,401,984
Broadcom, Inc.
32,808 21,830,771
Intel Corp.
122,296 6,298,244
Lam Research Corp.
19,572 14,075,204
Monolithic Power Systems, Inc.
15,625 7,708,281
NVIDIA Corp.
278,236 81,831,990
Skyworks Solutions, Inc.
9,718 1,507,651
Texas Instruments, Inc.
328,537 61,919,368
199,573,493
Software - 5.5%
Adobe, Inc. *
124,061 70,350,031
ANSYS, Inc. *
46,957 18,835,392
Cadence Design Systems, Inc. *
142,727 26,597,176
Dolby Laboratories, Inc., Class A
44,313 4,219,484
Intuit, Inc.
136,385 87,725,560
Manhattan Associates, Inc. *
33,515 5,211,247
Microsoft Corp.
253,305 85,191,537
Oracle Corp.
133,785 11,667,390
Pegasystems , Inc.
23,118 2,585,055
salesforce.com, Inc. *
19,828 5,038,890
Synopsys, Inc. *
16,359 6,028,291
323,450,053
Specialty Retail - 3.0%
AutoZone, Inc. *
3,226 6,762,954
Best Buy Co., Inc.
189,656 19,269,050
Home Depot, Inc. (The)
212,466 88,175,515
Lowe's Cos., Inc.
187,349 48,425,969
Williams-Sonoma, Inc.
80,358 13,590,948
176,224,436
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc. 559,359 99,325,378
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica , Inc. *
90,544 35,443,449
NIKE, Inc., Class B
331,073 55,179,937
90,623,386
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.6%
Altria Group, Inc.
253,168 11,997,632
Philip Morris International, Inc.
274,627 26,089,565
38,087,197
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 5,177,777
WW Grainger, Inc.
17,520 9,079,565
14,257,342
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 11,087,782
Essential Utilities, Inc.
59,677 3,204,058
14,291,840
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc. * 592,643 68,734,735
TOTAL COMMON STOCKS
(Cost $3,130,913,810) 5,813,103,839
SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT COMPANIES - 1.2%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $72,310,691) 72,339,627 72,310,691
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $3,203,224,501) 5,885,414,530
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (a)(c) (311,036)
NET ASSETS - 100.0% 5,885,103,494
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 288,717,236 4.9%
Consumer Discretionary 450,611,035 7.7
Consumer Staples 1,014,235,793 17.2
Energy 157,687,690 2.7
Financials 650,353,422 11.0
Health Care 1,031,382,507 17.5
Industrials 604,851,904 10.3
Information Technology 1,023,556,941 17.4
Materials 268,435,256 4.6
Real Estate 43,139,948 0.7
Utilities 280,132,107 4.8
Short-Term Investments 72,310,691 1.2
Total Investments In Securities
At Value 5,885,414,530 100.0
Liabilities in Excess of Other
Assets (c) (311,036) 0.0(a )
Net Assets
$ 5,885,103,494 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of December 31, 2021.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 91 3/2022 USD $ 21,651,175 $ 448,263
$ 448,263

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Australia - 8.0%
Aristocrat Leisure Ltd. 6,750 214,127
AusNet Services Ltd. 9,563 17,889
BlueScope Steel Ltd. 25,125 383,567
Cochlear Ltd. 6,115 959,752
CSL Ltd. 13,775 2,913,418
Evolution Mining Ltd. 28,817 85,494
Fortescue Metals Group Ltd. 54,510 766,234
Glencore plc * 15,213 77,515
Newcrest Mining Ltd. 59,418 1,064,183
REA Group Ltd. 14,708 1,793,518
Rio Tinto plc 5,572 367,453
Sonic Healthcare Ltd. 66,882 2,268,393
South32 Ltd. 209,740 613,402
Telstra Corp. Ltd. 1,209,438 3,675,724
Treasury Wine Estates Ltd. 180,326 1,625,881
Washington H Soul Pattinson &
Co. Ltd. 26,419 569,398
Wesfarmers Ltd. 54,824 2,365,460
Woolworths Group Ltd. 101,929 2,817,679
22,579,087
—
Austria - 0.2%
Mondi plc 24,674 612,012
Belgium - 0.9%
Ageas SA/NV 4,538 235,011
Etablissements Franz Colruyt NV 23,615 1,002,042
Groupe Bruxelles Lambert SA 6,816 761,258
Proximus SADP 17,730 346,263
UCB SA 1,727 197,096
2,541,670
—
Brazil - 0.7%
Wheaton Precious Metals Corp. (1) 29,207 1,253,295
Yara International ASA 15,382 775,533
2,028,828
—
Canada - 11.7%
Alimentation Couche-Tard, Inc. (1) 30,946 1,296,603
Atco Ltd., Class I (1) 5,393 182,048
Bank of Montreal (1) 1,972 212,314
Bank of Nova Scotia (The) (1) 11,152 789,487
BCE, Inc. (1) 58,948 3,066,815
Canadian Imperial Bank of
Commerce (1) 19,115 2,228,157
Canadian National Railway Co. (1) 8,138 999,630
Canadian Pacific Railway Ltd. (1) 12,615 907,319
Canadian Utilities Ltd., Class A (1) 21,854 633,877
CGI, Inc. (1)* 8,386 741,511
Constellation Software, Inc. (1) 965 1,790,424
Emera , Inc. (1) 14,915 745,426
Fortis, Inc. (1) 36,326 1,752,619
Franco-Nevada Corp. (1) 13,943 1,928,288
George Weston Ltd. (1) 1,315 152,463
Hydro One Ltd. (1)(a) 106,210 2,763,248
Intact Financial Corp. (1) 11,764 1,529,101
Loblaw Cos. Ltd. (1) 53,460 4,380,091
Magna International, Inc. (1) 10,855 878,303
Manulife Financial Corp. (1) 6,431 122,575
INVESTMENTS SHARES VALUE ($)
Canada - 11.7% (continued)
Metro, Inc. (1) 32,581 1,733,944
Rogers Communications, Inc.,
Class B (1) 9,625 458,290
Royal Bank of Canada (1) 12,411 1,317,188
Sun Life Financial, Inc. (1) 4,802 267,290
Thomson Reuters Corp. (1) 5,469 654,014
Toromont Industries Ltd. (1) 2,069 187,052
Toronto-Dominion Bank (The) (1) 14,183 1,087,369
32,805,446
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 330,000 1,082,237
Chow Tai Fook Jewellery Group
Ltd. 488,800 880,758
Wilmar International Ltd. 273,000 840,178
2,803,173
—
Denmark - 3.8%
Carlsberg A/S, Class B 1,027 177,309
Coloplast A/S, Class B 16,045 2,825,127
DSV A/S 1,792 417,587
Genmab A/S * 3,209 1,280,882
Novo Nordisk A/S, Class B 38,028 4,271,528
Novozymes A/S, Class B 14,044 1,153,150
Pandora A/S 3,271 406,883
10,532,466
—
Finland - 1.9%
Elisa OYJ 13,266 816,867
Fortum OYJ 8,088 248,063
Kesko OYJ, Class B 2,402 80,061
Kone OYJ, Class B 14,784 1,060,881
Neste OYJ 21,566 1,061,388
Nokia OYJ * 79,412 502,971
Orion OYJ, Class B 31,477 1,307,517
UPM- Kymmene OYJ 10,003 380,600
5,458,348
—
France - 6.0%
Air Liquide SA 7,557 1,317,974
AXA SA 2,978 88,635
BioMerieux 926 131,676
Bouygues SA 5,251 187,965
Cie Generale des Etablissements
Michelin SCA 679 111,210
Danone SA 9,242 574,478
Dassault Systemes SE 23,300 1,382,747
Electricite de France SA 40,913 481,190
Engie SA 45,243 669,840
Hermes International 1,908 3,333,992
Ipsen SA 4,087 374,001
La Francaise des Jeux SAEM (a) 13,490 597,846
L'Oreal SA 9,145 4,360,453
Pernod Ricard SA 3,684 886,289
Remy Cointreau SA 3,386 823,033
Sanofi 6,859 688,260
Sartorius Stedim Biotech 800 439,365
Teleperformance 320 143,064

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 6.0% (continued)
Worldline SA *(a) 3,261 181,508
16,773,526
—
Germany - 4.4%
Allianz SE (Registered) 1,588 374,544
Beiersdorf AG 20,602 2,111,811
Carl Zeiss Meditec AG 1,746 366,270
Evonik Industries AG 4,769 154,065
Fresenius Medical Care AG & Co.
KGaA 14,035 909,864
FUCHS PETROLUB SE
(Preference) 12,997 587,322
Hannover Rueck SE 1,051 199,266
Henkel AG & Co. KGaA
(Preference) 13,335 1,076,016
Infineon Technologies AG 6,057 278,855
Merck KGaA 1,663 427,819
SAP SE 12,082 1,700,415
Scout24 SE (a) 1,507 105,228
Siemens Healthineers AG (a) 18,124 1,351,311
Telefonica Deutschland Holding AG 343,791 953,604
Uniper SE 35,754 1,697,606
12,293,996
—
Hong Kong - 3.7%
CLP Holdings Ltd. 249,500 2,521,140
Hang Seng Bank Ltd. 15,900 291,154
HK Electric Investments & HK
Electric Investments Ltd. (b) 1,475,000 1,447,089
HKT Trust & HKT Ltd. 77,000 103,463
Hong Kong & China Gas Co. Ltd. 1,169,487 1,824,125
MTR Corp. Ltd. 149,500 802,524
Power Assets Holdings Ltd. 533,000 3,322,365
10,311,860
—
Italy - 1.3%
Assicurazioni Generali SpA 13,836 292,420
Davide Campari-Milano NV 54,836 800,182
DiaSorin SpA 9,203 1,750,836
Enel SpA 84,730 677,508
3,520,946
—
Japan - 25.9%
ABC-Mart, Inc. 9,900 423,824
Ajinomoto Co., Inc. 16,800 511,428
Asahi Group Holdings Ltd. 3,700 144,037
Astellas Pharma, Inc. 91,100 1,482,701
Bandai Namco Holdings, Inc. 13,200 1,032,087
Bridgestone Corp. 17,600 755,615
Canon, Inc. 59,500 1,451,423
Capcom Co. Ltd. 20,900 492,223
Casio Computer Co. Ltd. 8,400 108,163
Chiba Bank Ltd. (The) 15,300 87,524
Chugai Pharmaceutical Co. Ltd. 23,400 762,747
Cosmos Pharmaceutical Corp. 4,500 661,558
CyberAgent , Inc. 5,500 91,684
Disco Corp. 1,600 489,044
Fast Retailing Co. Ltd. 200 113,689
FUJIFILM Holdings Corp. 20,000 1,482,686
Fujitsu Ltd. 11,400 1,958,824
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
Hakuhodo DY Holdings, Inc. 16,400 272,895
Hamamatsu Photonics KK 10,300 657,860
Hino Motors Ltd. 8,700 71,740
Hitachi Metals Ltd. * 7,400 137,115
Hoya Corp. 18,700 2,774,928
Iida Group Holdings Co. Ltd. 10,800 251,181
ITOCHU Corp. 22,500 688,363
Japan Post Bank Co. Ltd. 154,200 1,413,497
Japan Tobacco, Inc. 116,600 2,354,382
Kakaku.com, Inc. 41,700 1,114,778
Kansai Paint Co. Ltd. 12,200 265,301
Kao Corp. 6,000 314,246
KDDI Corp. 102,600 3,000,407
Keyence Corp. 2,500 1,571,896
Kikkoman Corp. 19,000 1,600,010
Kirin Holdings Co. Ltd. 8,900 143,351
Kobayashi Pharmaceutical Co. Ltd. 5,700 448,348
Koei Tecmo Holdings Co. Ltd. 19,700 773,514
Koito Manufacturing Co. Ltd. 2,100 111,225
Konami Holdings Corp. 1,400 67,199
Kose Corp. 1,800 204,196
Kubota Corp. 8,500 189,006
Kyocera Corp. 11,800 737,807
Kyowa Kirin Co. Ltd. 51,800 1,412,364
Lawson, Inc. 2,700 128,113
Lion Corp. 10,700 143,038
Makita Corp. 2,200 93,389
McDonald's Holdings Co. Japan
Ltd. 9,900 438,135
Medipal Holdings Corp. 96,300 1,805,136
MEIJI Holdings Co. Ltd. 5,000 298,469
MISUMI Group, Inc. 9,200 377,954
Mitsubishi Electric Corp. 10,200 129,469
Mitsui & Co. Ltd. 7,900 187,213
Murata Manufacturing Co. Ltd. 1,500 119,644
Nexon Co. Ltd. 57,100 1,104,100
NH Foods Ltd. 3,500 126,196
Nintendo Co. Ltd. 2,300 1,076,072
Nippon Telegraph & Telephone
Corp. 101,900 2,786,789
Nissan Chemical Corp. 5,200 302,432
Nisshin Seifun Group, Inc. 41,800 603,022
Nissin Foods Holdings Co. Ltd. 7,100 518,182
Nitori Holdings Co. Ltd. 4,900 732,901
Nitto Denko Corp. 11,100 857,503
Nomura Research Institute Ltd. 27,461 1,173,980
NTT Data Corp. 33,000 707,890
Obic Co. Ltd. 3,700 692,452
Omron Corp. 12,600 1,255,557
Ono Pharmaceutical Co. Ltd. 5,900 146,647
Oracle Corp. Japan 6,600 501,425
Osaka Gas Co. Ltd. 68,800 1,137,901
Otsuka Corp. 12,900 615,106
Otsuka Holdings Co. Ltd. 21,900 796,742
Pola Orbis Holdings, Inc. 24,300 404,979
Recruit Holdings Co. Ltd. 13,300 809,381
Renesas Electronics Corp. * 72,700 902,985
Rinnai Corp. 11,800 1,064,905
Rohm Co. Ltd. 1,100 100,066
Ryohin Keikaku Co. Ltd. 7,000 106,736

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.9% (continued)
SCSK Corp. 4,200 83,589
Secom Co. Ltd. 7,800 541,993
Seven & i Holdings Co. Ltd. 31,600 1,390,021
Shin-Etsu Chemical Co. Ltd. 600 104,145
Shionogi & Co. Ltd. 14,300 1,005,953
Shizuoka Bank Ltd. (The) 124,400 888,095
SMC Corp. 500 337,929
SoftBank Corp. 154,200 1,947,636
Square Enix Holdings Co. Ltd. 3,800 194,938
Sumitomo Dainippon Pharma Co.
Ltd. 7,400 85,377
Suntory Beverage & Food Ltd. 51,100 1,850,484
Suzuki Motor Corp. 1,800 69,413
Sysmex Corp. 10,700 1,444,303
Taisho Pharmaceutical Holdings
Co. Ltd. 4,900 226,184
TIS, Inc. 29,700 883,161
Toho Gas Co. Ltd. 8,300 211,420
Tokyo Electron Ltd. 500 287,786
Toyo Suisan Kaisha Ltd. 38,200 1,619,619
Toyota Motor Corp. 19,000 351,169
Trend Micro, Inc. 16,500 916,015
Tsuruha Holdings, Inc. 3,800 364,871
Unicharm Corp. 31,500 1,370,476
USS Co. Ltd. 24,500 382,781
Yakult Honsha Co. Ltd. 20,300 1,059,035
Yamada Holdings Co. Ltd. 72,900 249,224
72,734,992
—
Luxembourg - 0.1%
Eurofins Scientific SE 2,861 354,454
Netherlands - 2.4%
Adyen NV *(a) 399 1,047,376
Akzo Nobel NV 3,253 357,391
ASML Holding NV 2,274 1,821,520
Koninklijke Ahold Delhaize NV 41,543 1,425,605
NN Group NV 10,157 549,294
Randstad NV 9,566 652,566
Wolters Kluwer NV 6,389 751,992
6,605,744
—
Norway - 1.4%
Gjensidige Forsikring ASA 35,239 854,931
Mowi ASA 23,298 551,388
Norsk Hydro ASA 35,780 281,538
Orkla ASA 138,354 1,386,801
Telenor ASA 63,141 992,517
4,067,175
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 23,093 528,457
Russia - 0.3%
Coca-Cola HBC AG * 28,120 973,664
Singapore - 3.0%
DBS Group Holdings Ltd. 76,300 1,847,907
Oversea-Chinese Banking Corp.
Ltd. 313,200 2,650,845
Singapore Technologies
Engineering Ltd. 27,600 77,024
INVESTMENTS SHARES VALUE ($)
Singapore - 3.0% (continued)
Singapore Telecommunications Ltd. 504,500 868,488
United Overseas Bank Ltd. 117,300 2,342,683
Venture Corp. Ltd. 47,200 641,394
8,428,341
—
Spain - 0.8%
Endesa SA 8,628 198,629
Iberdrola SA 72,838 862,401
Red Electrica Corp. SA 54,683 1,182,487
2,243,517
—
Sweden - 3.4%
Atlas Copco AB, Class A 8,423 582,036
Boliden AB 3,375 130,139
Essity AB, Class B 57,317 1,869,956
ICA Gruppen AB 8,828 522,087
Industrivarden AB, Class A 30,809 978,933
Investor AB, Class B 91,004 2,283,591
L E Lundbergforetagen AB, Class B 13,052 731,247
Securitas AB, Class B 28,881 397,301
Svenska Cellulosa AB SCA, Class
B 9,174 162,786
Swedish Match AB 104,080 826,258
Tele2 AB, Class B 22,824 325,600
Telia Co. AB 53,530 209,354
Volvo AB, Class B 17,019 393,590
9,412,878
—
Switzerland - 7.1%
Barry Callebaut AG (Registered) 152 369,003
Chocoladefabriken Lindt &
Spruengli AG 93 1,289,058
EMS- Chemie Holding AG
(Registered) 677 756,602
Geberit AG (Registered) 569 463,811
Kuehne + Nagel International AG
(Registered) 4,123 1,327,842
Lonza Group AG (Registered) 588 489,562
Nestle SA (Registered) 30,134 4,207,229
Novartis AG (Registered) 10,651 935,925
Partners Group Holding AG 671 1,107,693
Roche Holding AG 6,493 2,693,694
Schindler Holding AG 2,206 592,156
SGS SA (Registered) 50 166,685
Sika AG (Registered) (c) 1,671 694,497
Sonova Holding AG (Registered) 3,148 1,230,229
Straumann Holding AG
(Registered) 322 680,898
Swisscom AG (Registered) 4,852 2,737,131
Zurich Insurance Group AG 603 264,162
20,006,177
—
United Kingdom - 7.0%
Admiral Group plc 43,723 1,871,540
Ashtead Group plc 2,439 196,619
Associated British Foods plc 4,968 135,994
AstraZeneca plc 12,923 1,509,012
Auto Trader Group plc (a) 192,799 1,930,858
Aviva plc 105,018 585,389
British American Tobacco plc 12,360 458,948

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.0% (continued)
Croda International plc 991 135,739
Diageo plc 61,975 3,388,549
Direct Line Insurance Group plc 315,789 1,193,241
GlaxoSmithKline plc 17,766 386,815
Halma plc 12,825 556,078
Hargreaves Lansdown plc 6,678 122,716
Intertek Group plc 1,716 130,909
J Sainsbury plc 230,061 859,960
Kingfisher plc 115,906 533,138
National Grid plc 71,175 1,026,293
Next plc 5,272 583,099
Persimmon plc 19,831 768,631
Reckitt Benckiser Group plc 5,551 477,850
Sage Group plc (The) 125,322 1,450,094
Smith & Nephew plc 27,031 471,755
Tesco plc 69,105 272,072
Unilever plc 11,413 612,267
19,657,566
—
United States - 0.4%
Ferguson plc 3,146 558,813
QIAGEN NV * 9,673 536,374
1,095,187
—
TOTAL COMMON STOCKS
(Cost $208,103,457) 268,369,510
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $10,088,666) 10,092,703 10,088,666
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 108,851 108,851
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 546,570 546,352
TOTAL SECURITIES LENDING COLLATERAL
(Cost $655,421) 655,203
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $218,847,544) 279,113,379
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (f) 1,737,273
NET ASSETS - 100.0% 280,850,652
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,305,952 11.1%
Consumer Discretionary 16,864,495 6.0
Consumer Staples 61,151,718 21.8
Energy 1,630,786 0.6
Financials 30,651,294 10.9
Health Care 43,694,913 15.6
Industrials 15,077,820 5.4
Information Technology 28,684,090 10.2
Materials 15,705,276 5.6
Utilities 23,603,166 8.4
Short-Term Investments 10,088,666 3.6
Securities Lending Collateral 655,203 0.2
Total Investments In Securities
At Value 279,113,379 99.4
Other Assets in Excess of
Liabilities (f) 1,737,273 0.6
Net Assets
$ 280,850,652 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2021 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $7,977,375, which represents approximately 2.84% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2021, the value of these securities amounted to $1,447,089 or 0.52% of net assets.
(c) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$624,969.
(d) Represents 7-day effective yield as of December 31, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 74 3/2022 USD $ 8,590,660 $ 136,769
$ 136,769

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.5%
Australia - 3.0%
ASX Ltd. (2) 891 60,218
Aurizon Holdings Ltd. (2) 250,511 636,455
BHP Group Ltd. (2)(a) 14,837 447,955
BHP Group plc (2) 129,790 3,861,866
BlueScope Steel Ltd. (2) 35,899 548,047
Dexus, REIT (2) 14,068 113,752
Goodman Group, REIT (2) 25,367 488,995
GPT Group (The), REIT (2) 42,925 169,262
Lendlease Corp. Ltd. (2) 2,927 22,791
Mirvac Group, REIT (2) 95,677 202,527
Rio Tinto plc (2) 35,157 2,318,474
Scentre Group, REIT (2) 90,560 208,322
South32 Ltd. (2) 197,086 576,394
Stockland, REIT (2) 49,658 153,196
Suncorp Group Ltd. (2) 12,973 104,447
Vicinity Centres, REIT (2) 97,628 120,066
10,032,767
—
Austria - 0.0% (b)
Mondi plc (2) 5,437 134,859
Belgium - 0.1%
Proximus SADP (2) 17,912 349,817
Brazil - 0.0% (b)
Wheaton Precious Metals Corp. 3,710 159,199
Canada - 3.4%
Agnico Eagle Mines Ltd. 7,346 390,195
Barrick Gold Corp. 55,980 1,064,326
Canadian Natural Resources Ltd. 18,209 769,415
CGI, Inc. * 2,087 184,538
Fairfax Financial Holdings Ltd. 624 306,951
Great-West Lifeco, Inc. 1,345 40,362
Kinross Gold Corp. 408,025 2,367,607
Manulife Financial Corp. 10,938 208,479
Onex Corp. 15,325 1,202,787
Open Text Corp. 3,228 153,215
Power Corp. of Canada 7,139 235,907
RioCan, REIT 11,451 207,665
Ritchie Bros Auctioneers, Inc. 7,174 439,021
Shopify, Inc., Class A * 413 568,653
Suncor Energy, Inc. 78,809 1,971,860
Teck Resources Ltd., Class B 5,464 157,361
Thomson Reuters Corp. 1,658 198,273
West Fraser Timber Co. Ltd. 2,050 195,576
Yamana Gold, Inc. 212,355 893,101
11,555,292
—
Chile - 0.0% (b)
Lundin Mining Corp. 21,346 166,725
China - 0.0% (b)
Chow Tai Fook Jewellery Group
Ltd. (2) 66,600 120,005
INVESTMENTS SHARES VALUE ($)
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 639 2,280,791
Danske Bank A/S (2) 5,712 98,612
Pandora A/S (2) 1,585 197,160
2,576,563
—
Finland - 0.3%
Kesko OYJ, Class B (2) 2,879 95,959
Kone OYJ, Class B (2) 8,575 615,332
Orion OYJ, Class B (2) 2,124 88,228
UPM-Kymmene OYJ (2) 2,847 108,325
907,844
—
France - 2.1%
BNP Paribas SA (2) 9,012 623,099
Carrefour SA (2) 158,423 2,904,449
Cie de Saint-Gobain (2) 18,387 1,293,464
CNP Assurances (2) 10,503 259,793
Electricite de France SA (2) 46,312 544,689
Ipsen SA (2) 2,260 206,812
La Francaise des Jeux SAEM (2)(c) 2,429 107,648
Orange SA (2) 17,935 191,585
Publicis Groupe SA (2) 2,539 171,063
SEB SA (2) 2,146 334,413
Societe Generale SA (2) 5,908 203,050
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 243,038
7,083,103
—
Germany - 2.3%
Bayerische Motoren Werke AG (2) 5,342 534,426
Brenntag SE (2) 983 88,769
Commerzbank AG (2)* 19,998 151,296
Covestro AG (2)(c) 4,416 271,796
Deutsche Bank AG (Registered)
(2)* 88,848 1,106,604
Deutsche Post AG (Registered) (2) 55,047 3,540,667
Fresenius SE & Co. KGaA (2) 1,365 54,864
HelloFresh SE (2)* 17,483 1,339,865
Infineon Technologies AG (2) 6,198 285,346
Merck KGaA (2) 818 210,437
Porsche Automobil Holding SE
(Preference) (2) 865 81,667
Uniper SE (2) 2,856 135,603
7,801,340
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 17,514
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 308,153
Link, REIT (2) 18,329 161,465
WH Group Ltd. (2)(c) 371,000 232,896
720,028
—
Italy - 0.1%
Atlantia SpA (2)* 7,593 150,659
Prysmian SpA (2) 3,568 134,215
Telecom Italia SpA (2) 307,873 151,466
436,340
—

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 4.7%
Aisin Corp. (2) 19,000 728,984
Brother Industries Ltd. (2) 28,400 547,396
Chubu Electric Power Co., Inc. (2) 20,200 213,363
Daito Trust Construction Co. Ltd.
(2) 486 55,754
Daiwa House Industry Co. Ltd. (2) 2,451 70,439
ENEOS Holdings, Inc. (2) 157,300 587,643
Fujitsu Ltd. (2) 600 103,096
Hitachi Metals Ltd. (2)* 19,000 352,052
Honda Motor Co. Ltd. (2) 9,900 281,662
Hulic Co. Ltd. (2) 1,500 14,264
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 184,360
Japan Post Holdings Co. Ltd. (2)* 27,700 215,791
Japan Post Insurance Co. Ltd. (2) 16,200 260,235
Japan Real Estate Investment
Corp., REIT (2) 30 170,299
Kajima Corp. (2) 65,100 748,163
Marubeni Corp. (2) 95,100 926,559
Mitsubishi Corp. (2) 6,400 203,220
Mitsubishi Estate Co. Ltd. (2) 5,764 79,961
Mitsui Fudosan Co. Ltd. (2) 4,598 91,136
Mizuho Financial Group, Inc. (2) 153,700 1,952,183
Nippon Building Fund, Inc., REIT
(2) 21 122,318
Nippon Express Co. Ltd. (2) 1,500 89,767
Nippon Telegraph & Telephone
Corp. (2) 7,792 213,098
Nitto Denko Corp. (2) 9,100 702,998
Nomura Holdings, Inc. (2) 26,600 115,860
Nomura Real Estate Holdings, Inc.
(2) 1,000 23,042
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 164,659
Obayashi Corp. (2) 131,900 1,020,820
Renesas Electronics Corp. (2)* 11,800 146,564
Resona Holdings, Inc. (2) 252,900 982,814
Rohm Co. Ltd. (2) 1,100 100,066
Sekisui House Ltd. (2) 10,100 217,309
Seven & i Holdings Co. Ltd. (2) 13,900 611,434
Shimizu Corp. (2) 42,900 265,995
Subaru Corp. (2) 21,100 377,011
Sumitomo Corp. (2) 29,700 439,542
Sumitomo Mitsui Financial Group,
Inc. (2) 4,500 153,663
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 77,358
Taisei Corp. (2) 21,000 638,612
Tokyo Electric Power Co. Holdings,
Inc. (2)* 215,200 556,338
Tokyo Electron Ltd. (2) 200 115,115
Toshiba Corp. (2) 10,700 440,288
Tosoh Corp. (2) 9,100 135,194
15,496,425
—
Luxembourg - 0.1%
Eurofins Scientific SE (2) 2,378 294,614
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.6%
ASML Holding NV (2) 3,401 2,724,272
ING Groep NV (2) 19,668 273,444
Koninklijke Ahold Delhaize NV (2) 99,012 3,397,732
NN Group NV (2) 7,615 411,821
Royal Dutch Shell plc, Class A (2) 65,016 1,424,787
Royal Dutch Shell plc, Class B (2) 22,741 499,315
8,731,371
—
Russia - 0.5%
Evraz plc (2) 185,375 1,515,592
Singapore - 0.7%
Singapore Exchange Ltd. (2) 4,067 28,074
STMicroelectronics NV (2) 47,621 2,341,760
2,369,834
—
Spain - 1.2%
Banco Santander SA (2) 97,211 322,845
Enagas SA (2) 60,910 1,415,021
Endesa SA (2) 64,401 1,482,603
Repsol SA (2) 55,092 652,462
Telefonica SA (2) 31,827 138,009
4,010,940
—
Sweden - 1.5%
Electrolux AB, Class B (2) 55,504 1,344,289
Husqvarna AB, Class B (2) 40,854 653,211
Investor AB, Class B (2) 8,816 221,223
Kinnevik AB, Class B (2)* 1,380 49,064
Skanska AB, Class B (2) 7,160 185,023
Svenska Handelsbanken AB, Class
A (2) 174,233 1,883,101
Swedbank AB, Class A (2) 19,135 384,534
Telefonaktiebolaget LM Ericsson,
Class B (2) 21,891 240,868
4,961,313
—
Switzerland - 1.6%
Adecco Group AG (Registered) (2) 11,559 589,016
Holcim Ltd. (2)* 24,036 1,222,449
Kuehne + Nagel International AG
(Registered) (2) 313 100,804
Novartis AG (Registered) (2) 13,336 1,171,861
Roche Holding AG (2) 1,563 648,428
SGS SA (Registered) (2) 37 123,347
Swiss Life Holding AG (Registered)
(2) 1,273 777,774
UBS Group AG (Registered) (2) 47,078 845,017
5,478,696
—
United Kingdom - 1.8%
3i Group plc (2) 9,545 187,113
Aviva plc (2) 424,933 2,368,652
Barratt Developments plc (2) 15,225 154,602
CK Hutchison Holdings Ltd. (2) 290,500 1,870,363
Entain plc (2)* 6,123 139,951
Imperial Brands plc (2) 7,109 155,792
Kingfisher plc (2) 65,820 302,755
M&G plc (2) 195,022 527,596

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.8% (continued)
Sage Group plc (The) (2) 41,054 475,034
6,181,858
—
United States - 59.5%
AbbVie, Inc. 1,678 227,201
Accenture plc, Class A 1,210 501,606
Advanced Micro Devices, Inc. * 5,001 719,644
Alleghany Corp. * 2,172 1,450,005
Allegion plc 6,084 805,765
Allstate Corp. (The) 26,237 3,086,783
Ally Financial, Inc. 19,169 912,636
Alphabet, Inc., Class A * 425 1,231,242
Alphabet, Inc., Class C * 1,340 3,877,411
Amazon.com, Inc. * 1,081 3,604,422
AMERCO 616 447,358
American Tower Corp., REIT 4,396 1,285,830
AmerisourceBergen Corp. 14,460 1,921,589
AMETEK, Inc. 1,964 288,787
Anthem, Inc. 3,201 1,483,792
Apple, Inc. 76,753 13,629,029
Applied Materials, Inc. 7,816 1,229,926
Arch Capital Group Ltd. * 16,903 751,338
Arrow Electronics, Inc. * 17,401 2,336,432
AT&T, Inc. 35,504 873,398
AutoZone, Inc. * 1,610 3,375,188
AvalonBay Communities, Inc., REIT 811 204,850
Bath & Body Works, Inc. 19,081 1,331,663
Berkshire Hathaway, Inc., Class B * 6,896 2,061,904
Best Buy Co., Inc. 6,561 666,598
Biogen, Inc. * 2,827 678,254
Bio-Rad Laboratories, Inc., Class
A * 917 692,858
BlackRock, Inc. 1,695 1,551,874
Bristol-Myers Squibb Co. 27,344 1,704,898
Broadcom, Inc. 3,369 2,241,766
Capital One Financial Corp. 16,598 2,408,204
Cardinal Health, Inc. 16,208 834,550
Caterpillar, Inc. 622 128,592
CDW Corp. 3,638 744,990
Chevron Corp. 11,901 1,396,582
Chubb Ltd. 16,381 3,166,611
Cigna Corp. 6,635 1,523,595
Cisco Systems, Inc. 10,254 649,796
Citigroup, Inc. 18,365 1,109,062
Citizens Financial Group, Inc. 4,391 207,475
Coca-Cola Co. (The) 15,592 923,202
Costco Wholesale Corp. 2,398 1,361,345
Crown Castle International Corp.,
REIT 1,970 411,218
Cummins, Inc. 4,858 1,059,724
CVS Health Corp. 12,479 1,287,334
Deere & Co. 4,359 1,494,658
Dell Technologies, Inc., Class C * 30,943 1,738,068
Digital Realty Trust, Inc., REIT 849 150,163
Dollar Tree, Inc. * 5,659 795,203
Dover Corp. 4,015 729,124
DR Horton, Inc. 8,675 940,804
Eaton Corp. plc 988 170,746
EOG Resources, Inc. 7,148 634,957
Equinix, Inc., REIT 222 187,776
INVESTMENTS SHARES VALUE ($)
United States - 59.5% (continued)
Equity Residential, REIT 2,048 185,344
Everest Re Group Ltd. 6,370 1,744,870
Exxon Mobil Corp. 1,675 102,493
Fidelity National Financial, Inc. 6,733 351,328
FirstEnergy Corp. 4,758 197,885
Ford Motor Co. 98,370 2,043,145
Gartner, Inc. * 4,767 1,593,703
General Dynamics Corp. 1,888 393,591
General Motors Co. * 8,762 513,716
Genuine Parts Co. 9,693 1,358,959
Global Payments, Inc. 12,329 1,666,634
Goldman Sachs Group, Inc. (The) 9,757 3,732,540
Hartford Financial Services Group,
Inc. (The) 9,718 670,931
HCA Healthcare, Inc. 2,117 543,900
Hologic, Inc. * 5,018 384,178
Intel Corp. 75,417 3,883,976
International Business Machines
Corp. 6,541 874,270
International Paper Co. 25,733 1,208,936
Johnson & Johnson 9,714 1,661,774
JPMorgan Chase & Co. 19,654 3,112,211
Kinder Morgan, Inc. 16,373 259,676
KLA Corp. 2,181 938,070
Laboratory Corp. of America
Holdings * 648 203,608
Lam Research Corp. 2,401 1,726,679
Lennar Corp., Class A 16,492 1,915,711
Lennox International, Inc. 5,603 1,817,389
LKQ Corp. 1,926 115,618
Lockheed Martin Corp. 389 138,254
Lowe's Cos., Inc. 12,003 3,102,535
LyondellBasell Industries NV, Class
A 1,598 147,384
M&T Bank Corp. 670 102,899
Markel Corp. * 1,960 2,418,640
Masco Corp. 2,812 197,459
Mastercard, Inc., Class A 1,957 703,189
McDonald's Corp. 1,880 503,972
McKesson Corp. 10,972 2,727,310
Medtronic plc 5,956 616,148
Merck & Co., Inc. 25,500 1,954,320
Meta Platforms, Inc., Class A * 10,567 3,554,210
MetLife, Inc. 5,363 335,134
MGM Resorts International 8,914 400,060
Microsoft Corp. 32,636 10,976,139
Mohawk Industries, Inc. * 4,831 880,112
Molina Healthcare, Inc. * 835 265,597
Mosaic Co. (The) 7,135 280,334
Nasdaq, Inc. 1,110 233,111
Newmont Corp. 17,186 1,065,876
NIKE, Inc., Class B 4,203 700,514
Nordson Corp. 5,437 1,387,903
NRG Energy, Inc. 37,276 1,605,850
NVIDIA Corp. 1,276 375,284
NVR, Inc. * 211 1,246,772
Oracle Corp. 9,249 806,605
O'Reilly Automotive, Inc. * 4,674 3,300,919
Otis Worldwide Corp. 3,735 325,206
Owens Corning 15,576 1,409,628

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 59.5% (continued)
PACCAR, Inc. 10,150 895,839
Packaging Corp. of America 3,302 449,567
Pfizer, Inc. 56,723 3,349,493
Philip Morris International, Inc. 9,295 883,025
Procter & Gamble Co. (The) 8,268 1,352,479
Prologis, Inc., REIT 2,980 501,713
Public Storage, REIT 2,484 930,407
PulteGroup, Inc. 52,947 3,026,451
Qorvo, Inc. * 3,274 512,021
QUALCOMM, Inc. 9,764 1,785,543
Regeneron Pharmaceuticals, Inc. * 3,634 2,294,944
Republic Services, Inc. 8,342 1,163,292
Sealed Air Corp. 7,350 495,905
Simon Property Group, Inc., REIT 1,723 275,284
Skyworks Solutions, Inc. 3,844 596,358
Snap-on, Inc. 459 98,859
Stanley Black & Decker, Inc. 864 162,968
Stellantis NV (2) 46,622 881,117
Synopsys, Inc. * 5,155 1,899,618
Tesla, Inc. * 4,269 4,511,393
Texas Instruments, Inc. 3,188 600,842
Thermo Fisher Scientific, Inc. 2,041 1,361,837
Tractor Supply Co. 5,236 1,249,310
Travelers Cos., Inc. (The) 16,568 2,591,732
Tyson Foods, Inc., Class A 11,943 1,040,952
Ulta Beauty, Inc. * 1,493 615,624
United Parcel Service, Inc., Class B 4,362 934,951
UnitedHealth Group, Inc. 2,765 1,388,417
US Bancorp 5,456 306,464
VMware, Inc., Class A 764 88,532
W R Berkley Corp. 10,401 856,938
Walgreens Boots Alliance, Inc. 10,370 540,899
Walmart, Inc. 32,994 4,773,901
Wells Fargo & Co. 18,259 876,067
Welltower, Inc., REIT 3,001 257,396
Whirlpool Corp. 1,553 364,427
Zebra Technologies Corp., Class
A * 2,394 1,424,909
Zoetis, Inc. 1,220 297,717
199,827,516
—
Zambia - 0.0% (b)
First Quantum Minerals Ltd. 5,392 129,029
TOTAL COMMON STOCKS
(Cost $220,861,434) 291,041,070
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 10.6%
INVESTMENT COMPANIES - 10.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (d)(e) 7,516,417 7,516,417
Limited Purpose Cash Investment
Fund, 0.01% (d) 27,984,965 27,973,771
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,490,188) 35,490,188
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $256,351,622) 326,531,258
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9% (f) 9,683,673
NET ASSETS - 100.0% 336,214,931
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,751,299 3.2%
Consumer Discretionary 42,366,113 12.6
Consumer Staples 19,613,930 5.8
Energy 8,299,190 2.5
Financials 50,909,321 15.1
Health Care 30,078,558 9.0
Industrials 31,722,467 9.4
Information Technology 62,229,554 18.5
Materials 21,367,121 6.4
Real Estate 7,534,650 2.2
Utilities 6,168,867 1.8
Short-Term Investments 35,490,188 10.6
Total Investments In Securities
At Value 326,531,258 97.1
Other Assets in Excess of
Liabilities (f) 9,683,673 2.9
Net Assets
$ 336,214,931 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$401,878; additional non-cash collateral of $411,977 was received.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $612,340, which represents approximately 0.18% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/18/2022 CHF 1,407,780 $ 30,093
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/26/2022 ILS 2,175,866 6,038
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 339,997 9,116
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 2,635,546 4,765
50,012
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly JPMC 03/16/2022 AUD (3,566,677) (108)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 362,423 $ (982)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 JPY 527,639,578 (9,181)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.38%) Monthly JPMC 03/16/2022 EUR (5,491,516) (188,548)
(198,819)
$ (148,807)
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 11 1/2022 EUR $ 1,997,974 $ 41,150
Amsterdam Exchange Index 12 1/2022 EUR 2,179,608 39,899
CAC 40 10 Euro Index 322 1/2022 EUR 26,186,024 468,102
MSCI Singapore Index 43 1/2022 SGD 1,085,370 6,274
OMXS30 Index 52 1/2022 SEK 1,392,189 54,385
DAX Index 15 3/2022 EUR 6,769,521 90,174
FTSE/MIB Index 37 3/2022 EUR 5,739,042 (12,532)
FTSE/MIB Index 61 3/2022 EUR 9,461,664 215,984
S&P 500 E-Mini Index 17 3/2022 USD 4,044,725 (21,253)
TOPIX Index 149 3/2022 JPY 25,802,660 227,725
1,109,908
Short Contracts
Hang Seng Index (12) 1/2022 HKD (1,804,490) (24,302)
IBEX 35 Index (52) 1/2022 EUR (5,141,338) (218,485)
FTSE 100 Index (177) 3/2022 GBP (17,546,718) (245,479)
S&P/TSX 60 Index (32) 3/2022 CAD (6,480,699) (104,909)
SPI 200 Index (128) 3/2022 AUD (17,104,992) (193,715)
(786,890)
$ 323,018

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 16,835,253 USD 12,060,497 CITG 3/16/2022 $ 190,190
AUD 16,835,248 USD 12,060,509 JPMC 3/16/2022 190,176
CAD 31,309,000 USD 24,519,233 CITG 3/16/2022 228,375
CAD 31,308,998 USD 24,524,690 JPMC 3/16/2022 222,915
CHF 12,304,500 USD 13,398,277 CITG 3/16/2022 130,241
CHF 12,304,500 USD 13,398,294 JPMC 3/16/2022 130,221
DKK 1,868,000 USD 284,288 CITG 3/16/2022 2,112
DKK 1,868,000 USD 284,289 JPMC 3/16/2022 2,112
EUR 12,581,002 USD 14,235,528 CITG 3/16/2022 108,770
EUR 12,580,998 USD 14,235,541 JPMC 3/16/2022 108,751
GBP 6,447,000 USD 8,594,361 CITG 3/16/2022 129,250
GBP 6,447,000 USD 8,594,371 JPMC 3/16/2022 129,239
HKD 1,066,500 USD 136,740 CITG 3/16/2022 50
HKD 1,066,500 USD 136,740 JPMC 3/16/2022 50
ILS 176,500 USD 56,014 CITG 3/16/2022 791
ILS 176,500 USD 56,014 JPMC 3/16/2022 791
JPY 694,976,500 USD 6,043,977 CITG 3/16/2022 1,298
JPY 694,976,500 USD 6,043,985 JPMC 3/16/2022 1,291
NOK 59,192,502 USD 6,639,440 CITG 3/16/2022 73,146
NOK 59,192,499 USD 6,639,448 JPMC 3/16/2022 73,138
SEK 35,650,564 USD 3,923,169 CITG 3/16/2022 24,434
SEK 35,650,563 USD 3,923,174 JPMC 3/16/2022 24,431
SGD 879,001 USD 644,484 CITG 3/16/2022 7,544
SGD 878,999 USD 644,483 JPMC 3/16/2022 7,544
USD 87,819 HKD 684,000 CITG 3/16/2022 87
USD 87,819 HKD 684,000 JPMC 3/16/2022 87
USD 15,528 ILS 48,000 CITG 3/16/2022 80
USD 15,528 ILS 48,000 JPMC 3/16/2022 79
USD 5,143,512 JPY 588,618,500 CITG 3/16/2022 23,395
USD 5,143,505 JPY 588,618,500 JPMC 3/16/2022 23,389
USD 2,280,748 SEK 20,567,000 CITG 3/16/2022 3,354
USD 2,280,745 SEK 20,567,000 JPMC 3/16/2022 3,352
Total unrealized appreciation 1,840,683
AUD 5,496,749 USD 4,000,474 CITG 3/16/2022 (595)
AUD 5,496,750 USD 4,000,480 JPMC 3/16/2022 (600)
HKD 1,293,000 USD 165,892 CITG 3/16/2022 (50)
HKD 1,293,000 USD 165,892 JPMC 3/16/2022 (50)
ILS 1,054,001 USD 340,953 CITG 3/16/2022 (1,732)
ILS 1,053,998 USD 340,952 JPMC 3/16/2022 (1,733)
JPY 1,091,213,000 USD 9,598,850 CITG 3/16/2022 (106,898)
JPY 1,091,213,000 USD 9,598,862 JPMC 3/16/2022 (106,911)
NZD 6,423,001 USD 4,480,856 CITG 3/16/2022 (86,719)
NZD 6,423,000 USD 4,480,861 JPMC 3/16/2022 (86,724)
SEK 91,727,436 USD 10,218,070 CITG 3/16/2022 (61,049)
SEK 91,727,436 USD 10,218,083 JPMC 3/16/2022 (61,061)
USD 13,407,930 AUD 18,746,968 CITG 3/16/2022 (233,879)
USD 13,407,914 AUD 18,746,969 JPMC 3/16/2022 (233,896)
USD 5,326,943 CAD 6,813,300 CITG 3/16/2022 (58,501)
USD 5,326,937 CAD 6,813,300 JPMC 3/16/2022 (58,508)
USD 27,090,697 CHF 24,968,003 CITG 3/16/2022 (361,050)
USD 27,090,656 CHF 24,967,997 JPMC 3/16/2022 (361,084)
USD 326,862 DKK 2,145,000 CITG 3/16/2022 (2,007)
USD 326,861 DKK 2,145,000 JPMC 3/16/2022 (2,008)
USD 20,321,412 EUR 17,949,806 CITG 3/16/2022 (144,156)
USD 20,321,382 EUR 17,949,802 JPMC 3/16/2022 (144,181)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 26,364,303 GBP 19,737,503 CITG 3/16/2022 $ (343,048)
USD 26,365,272 GBP 19,737,500 JPMC 3/16/2022 (342,074)
USD 294,472 HKD 2,296,500 CITG 3/16/2022 (80)
USD 294,471 HKD 2,296,500 JPMC 3/16/2022 (80)
USD 38,309 ILS 120,000 CITG 3/16/2022 (312)
USD 38,309 ILS 120,000 JPMC 3/16/2022 (311)
USD 471,186 JPY 54,178,000 CITG 3/16/2022 (83)
USD 471,185 JPY 54,178,000 JPMC 3/16/2022 (84)
USD 6,361,326 NOK 57,509,501 CITG 3/16/2022 (160,402)
USD 6,361,318 NOK 57,509,499 JPMC 3/16/2022 (160,410)
USD 10,011,249 SEK 91,172,000 CITG 3/16/2022 (84,269)
USD 10,011,236 SEK 91,172,000 JPMC 3/16/2022 (84,282)
USD 108,187 SGD 147,500 CITG 3/16/2022 (1,226)
USD 108,187 SGD 147,500 JPMC 3/16/2022 (1,226)
Total unrealized depreciation (3,291,279)
Net unrealized depreciation $ (1,450,596)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 85.5%
Australia - 8.0%
Afterpay Ltd. * 1,237 74,674
Ampol Ltd. 23,756 512,962
ASX Ltd. 1,526 103,134
Aurizon Holdings Ltd. 292,758 743,789
Australia & New Zealand Banking
Group Ltd. 10,847 217,280
BHP Group Ltd. (a) 13,498 407,528
BHP Group plc 41,380 1,231,251
BlueScope Steel Ltd. 53,572 817,849
Dexus, REIT 17,710 143,201
Goodman Group, REIT 17,004 327,783
GPT Group (The), REIT 32,580 128,469
Lendlease Corp. Ltd. 7,936 61,794
Mirvac Group, REIT 18,498 39,156
Rio Tinto Ltd. 2,066 150,761
Rio Tinto plc 19,757 1,302,902
Sonic Healthcare Ltd. 6,309 213,978
South32 Ltd. 27,614 80,759
Stockland, REIT 8,395 25,899
Suncorp Group Ltd. 65,326 525,945
Tabcorp Holdings Ltd. 14,959 54,650
Westpac Banking Corp. 3,225 50,031
7,213,795
—
Belgium - 1.2%
Ageas SA/NV 9,422 487,940
Groupe Bruxelles Lambert SA 853 95,269
KBC Group NV 1,452 124,758
Proximus SADP 18,001 351,555
1,059,522
—
Chile - 0.4%
Antofagasta plc 17,486 318,021
China - 0.6%
BOC Hong Kong Holdings Ltd. 99,000 324,671
SITC International Holdings Co.
Ltd. 55,000 198,918
523,589
—
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 146 521,120
Coloplast A/S, Class B 3,127 550,586
Danske Bank A/S 5,540 95,643
Demant A/S * 1,134 58,068
Genmab A/S * 520 207,560
GN Store Nord A/S 4,136 259,517
Novo Nordisk A/S, Class B 7,226 811,666
Pandora A/S 378 47,020
2,551,180
—
Finland - 1.3%
Kesko OYJ, Class B 2,052 68,395
Kone OYJ, Class B 10,698 767,675
Stora Enso OYJ, Class R 3,614 66,329
Wartsila OYJ Abp 19,458 272,914
1,175,313
—
INVESTMENTS SHARES VALUE ($)
France - 9.0%
BioMerieux 1,860 264,489
BNP Paribas SA 5,321 367,900
Bouygues SA 6,313 225,980
Carrefour SA 55,478 1,017,106
Cie de Saint-Gobain 15,541 1,093,257
Cie Generale des Etablissements
Michelin SCA 1,441 236,013
CNP Assurances 3,955 97,828
Credit Agricole SA 10,568 150,671
Electricite de France SA 48,049 565,119
EssilorLuxottica SA 408 86,854
Ipsen SA 6,361 582,094
La Francaise des Jeux SAEM (b) 7,684 340,538
LVMH Moet Hennessy Louis
Vuitton SE 68 56,198
Orange SA 97,046 1,036,663
Publicis Groupe SA 11,007 741,586
Sartorius Stedim Biotech 44 24,165
SEB SA 6,337 987,501
Societe Generale SA 4,462 153,353
Thales SA 349 29,688
Unibail-Rodamco-Westfield, REIT * 916 64,101
8,121,104
—
Germany - 8.0%
adidas AG 864 248,785
Bayerische Motoren Werke AG 5,264 526,622
Brenntag SE 4,025 363,473
Covestro AG (b) 1,734 106,724
Deutsche Bank AG (Registered) * 85,310 1,062,537
Deutsche Boerse AG 893 149,108
Deutsche Post AG (Registered) 13,352 858,811
E.ON SE 5,358 74,463
Fresenius SE & Co. KGaA 2,200 88,426
GEA Group AG 8,377 457,547
HelloFresh SE * 10,936 838,115
Infineon Technologies AG 8,483 390,544
Merck KGaA 860 221,241
Porsche Automobil Holding SE
(Preference) 1,278 120,660
RWE AG 2,333 94,525
Sartorius AG (Preference) 168 113,625
Telefonica Deutschland Holding AG 29,367 81,458
Uniper SE 17,285 820,695
Volkswagen AG (Preference) 2,258 453,595
Vonovia SE 3,122 172,029
7,242,983
—
Hong Kong - 1.2%
CK Asset Holdings Ltd. 6,500 41,002
CK Infrastructure Holdings Ltd. 11,797 75,161
CLP Holdings Ltd. 5,500 55,576
Hong Kong Exchanges & Clearing
Ltd. 5,729 335,055
Link, REIT 17,339 152,744
Swire Pacific Ltd., Class A 34,500 196,236
WH Group Ltd. (b) 131,735 82,697
Xinyi Glass Holdings Ltd. 66,000 165,318
1,103,789
—

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - 1.5%
DiaSorin SpA 506 96,265
Prysmian SpA 3,687 138,691
Recordati Industria Chimica e
Farmaceutica SpA 358 22,989
Telecom Italia SpA 811,568 399,273
UniCredit SpA 42,798 657,863
1,315,081
—
Japan - 18.5%
Advantest Corp. 2,200 208,338
Aisin Corp. 19,900 763,515
Brother Industries Ltd. 42,975 828,323
Canon, Inc. 4,500 109,771
Chubu Electric Power Co., Inc. 8,700 91,894
Dai-ichi Life Holdings, Inc. 1,100 22,187
Daito Trust Construction Co. Ltd. 520 59,655
Daiwa House Industry Co. Ltd. 2,655 76,302
Disco Corp. 400 122,261
ENEOS Holdings, Inc. 139,429 520,880
Hitachi Metals Ltd. * 14,900 276,083
Honda Motor Co. Ltd. 11,000 312,958
Hulic Co. Ltd. 5,293 50,334
Isuzu Motors Ltd. 2,100 26,138
Japan Metropolitan Fund
Investment Corp., REIT 96 82,704
Japan Post Holdings Co. Ltd. * 20,300 158,143
Japan Post Insurance Co. Ltd. 9,700 155,820
Japan Real Estate Investment
Corp., REIT 17 96,503
Kajima Corp. 79,079 908,816
Kyocera Corp. 1,100 68,779
Lion Corp. 11,130 148,786
Marubeni Corp. 53,800 524,173
Mazda Motor Corp. * 21,300 163,433
Mitsubishi Estate Co. Ltd. 8,284 114,920
Mitsubishi Heavy Industries Ltd. 1,000 23,120
Mitsui & Co. Ltd. 1,600 37,917
Mitsui Fudosan Co. Ltd. 6,356 125,981
Mizuho Financial Group, Inc. 83,000 1,054,203
MS&AD Insurance Group Holdings,
Inc. 6,000 184,754
NGK Insulators Ltd. 1,400 23,695
NH Foods Ltd. 100 3,606
Nippon Building Fund, Inc., REIT 23 133,967
Nippon Shinyaku Co. Ltd. 400 27,854
Nippon Steel Corp. 6,300 102,917
Nippon Telegraph & Telephone
Corp. 1,200 32,818
Nippon Yusen KK 1,700 129,630
Nitto Denko Corp. 3,733 288,384
Nomura Holdings, Inc. 44,100 192,084
Nomura Real Estate Holdings, Inc. 2,581 59,471
Obayashi Corp. 117,123 906,455
Olympus Corp. 4,445 102,356
ORIX Corp. 1,200 24,490
Panasonic Corp. 6,116 67,232
Renesas Electronics Corp. * 10,000 124,207
Resona Holdings, Inc. 250,716 974,326
Ricoh Co. Ltd. 40,400 376,573
Rohm Co. Ltd. 300 27,291
INVESTMENTS SHARES VALUE ($)
Japan - 18.5% (continued)
SCSK Corp. 6,600 131,354
Sekisui House Ltd. 22,137 476,294
Seven & i Holdings Co. Ltd. 6,400 281,523
Shimizu Corp. 90,847 563,283
Shionogi & Co. Ltd. 2,300 161,797
Sompo Holdings, Inc. 600 25,304
Square Enix Holdings Co. Ltd. 6,729 345,195
Subaru Corp. 38,000 678,977
Sumitomo Corp. 27,400 405,504
Sumitomo Mitsui Financial Group,
Inc. 10,700 365,376
Sumitomo Mitsui Trust Holdings,
Inc. 700 23,407
Sumitomo Realty & Development
Co. Ltd. 1,446 42,629
Taisei Corp. 27,271 829,312
Tokyo Electric Power Co. Holdings,
Inc. * 93,000 240,425
Tokyo Electron Ltd. 300 172,672
Toshiba Corp. 8,600 353,877
Toyota Tsusho Corp. 1,184 54,579
Yamada Holdings Co. Ltd. 190,400 650,922
Yamato Holdings Co. Ltd. 1,600 37,586
16,754,063
—
Luxembourg - 0.5%
Eurofins Scientific SE 3,403 421,603
Netherlands - 6.7%
ASM International NV 1,074 474,083
ASML Holding NV 2,970 2,379,032
ING Groep NV 18,375 255,468
Koninklijke Ahold Delhaize NV 31,710 1,088,172
Koninklijke KPN NV 9,193 28,573
Royal Dutch Shell plc, Class A 59,721 1,308,750
Royal Dutch Shell plc, Class B 19,710 432,764
Universal Music Group NV 3,459 97,585
6,064,427
—
Russia - 1.1%
Evraz plc 119,727 978,866
Singapore - 1.6%
Ascendas, REIT 54,022 118,361
CapitaLand Integrated Commercial
Trust, REIT 69,542 105,215
Singapore Exchange Ltd. 10,221 70,555
STMicroelectronics NV 22,842 1,123,255
1,417,386
—
South Africa - 0.1%
Anglo American plc 2,103 86,501
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria
SA 32,078 190,254
Banco Santander SA 81,451 270,505
Enagas SA 25,458 591,423
Endesa SA 35,617 819,954
Iberdrola SA 5,790 68,554

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Spain - 2.7% (continued)
Telefonica SA 115,174 499,419
2,440,109
—
Sweden - 4.3%
Atlas Copco AB, Class B 2,369 139,156
Electrolux AB, Class B 41,429 1,003,398
Husqvarna AB, Class B 42,603 681,176
ICA Gruppen AB 3,534 209,000
Investor AB, Class B 10,897 273,442
Svenska Handelsbanken AB, Class
A 90,162 974,466
Tele2 AB, Class B 6,374 90,929
Telefonaktiebolaget LM Ericsson,
Class B 41,855 460,532
3,832,099
—
Switzerland - 8.1%
Adecco Group AG (Registered) 7,412 377,696
Baloise Holding AG (Registered) 1,152 188,021
Holcim Ltd. * 13,371 680,037
Logitech International SA
(Registered) 3,384 283,876
Nestle SA (Registered) 5,696 795,260
Novartis AG (Registered) 20,683 1,817,458
Roche Holding AG 3,743 1,552,826
SGS SA (Registered) 182 606,733
Swatch Group AG (The) 767 233,579
Swiss Life Holding AG (Registered) 43 26,272
Swisscom AG (Registered) 299 168,673
UBS Group AG (Registered) 30,016 538,766
7,269,197
—
United Kingdom - 7.0%
3i Group plc 7,980 156,434
abrdn plc 69,328 225,872
Ashtead Group plc 1,597 128,741
Aviva plc 191,812 1,069,195
BAE Systems plc 24,049 179,338
Barratt Developments plc 4,908 49,838
BP plc 191,076 856,140
Burberry Group plc 2,875 70,961
CK Hutchison Holdings Ltd. 156,474 1,007,446
DCC plc 1,326 108,551
HSBC Holdings plc 11,839 71,499
Kingfisher plc 154,026 708,480
Lloyds Banking Group plc 61,913 40,206
London Stock Exchange Group plc 1,543 145,150
M&G plc 131,102 354,672
NatWest Group plc 17,069 52,271
Persimmon plc 3,205 124,223
Sage Group plc (The) 56,740 656,535
Tesco plc 68,270 268,784
6,274,336
—
INVESTMENTS SHARES VALUE ($)
United States - 0.9%
QIAGEN NV * 3,212 178,107
Stellantis NV 34,195 645,554
823,661
—
TOTAL COMMON STOCKS
(Cost $66,794,737) 76,986,625
SHORT-TERM INVESTMENTS - 10.5%
INVESTMENT COMPANIES - 10.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 1,734,529 1,734,529
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 7,709,051 7,705,968
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,440,497) 9,440,497
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.0%
(Cost $76,235,234) 86,427,122
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.0% (e) 3,626,392
NET ASSETS - 100.0% 90,053,514
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,873,728 4.3%
Consumer Discretionary 9,133,935 10.2
Consumer Staples 4,801,444 5.3
Energy 3,631,497 4.0
Financials 13,082,128 14.5
Health Care 7,776,670 8.6
Industrials 13,863,967 15.4
Information Technology 8,012,100 8.9
Materials 6,894,911 7.7
Real Estate 2,418,456 2.7
Utilities 3,497,789 3.9
Short-Term Investments 9,440,497 10.5
Total Investments In Securities
At Value 86,427,122 96.0
Other Assets in Excess of
Liabilities (e ) 3,626,392 4.0
Net Assets
$ 90,053,514 100.0%

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 was
$365,612; additional non-cash collateral of $374,800 was received.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2021 amounted to $529,959, which represents approximately 0.59% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of December 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/18/2022 CHF 1,791,720 $ 62,864
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/26/2022 ILS 1,978,060 5,489
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 EUR 2,185,712 58,606
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/16/2022 CHF 197,441 4,916
131,875
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly JPMC 03/16/2022 AUD (308,803) (9)
(9)
$ 131,866

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
Futures contracts outstanding as of December 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 11 1/2022 EUR $ 1,997,974 $ 52,584
CAC 40 10 Euro Index 106 1/2022 EUR 8,620,244 251,510
MSCI Singapore Index 32 1/2022 SGD 807,717 4,790
FTSE/MIB Index 7 3/2022 EUR 1,085,765 24,919
FTSE/MIB Index 13 3/2022 EUR 2,016,420 52,447
TOPIX Index 63 3/2022 JPY 10,909,849 101,287
487,537
Short Contracts
Hang Seng Index (15) 1/2022 HKD (2,255,612) (27,758)
IBEX 35 Index (7) 1/2022 EUR (692,103) (28,591)
IBEX 35 Index (15) 1/2022 EUR (1,483,078) (62,309)
OMXS30 Index (83) 1/2022 SEK (2,222,148) (102,954)
FTSE 100 Index (89) 3/2022 GBP (8,822,927) (120,434)
SPI 200 Index (26) 3/2022 AUD (3,474,451) (32,491)
(374,537)
$ 113,000
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,853,623 USD 4,909,043 CITG 3/16/2022 $ 78,207
AUD 6,853,620 USD 4,909,047 JPMC 3/16/2022 78,201
CHF 158,500 USD 171,537 CITG 3/16/2022 2,731
CHF 158,500 USD 171,537 JPMC 3/16/2022 2,731
DKK 569,500 USD 86,473 CITG 3/16/2022 841
DKK 569,500 USD 86,473 JPMC 3/16/2022 841
EUR 1,029,308 USD 1,162,269 CITG 3/16/2022 11,302
EUR 1,029,304 USD 1,162,266 JPMC 3/16/2022 11,299
GBP 536,500 USD 712,579 CITG 3/16/2022 13,373
GBP 536,500 USD 712,580 JPMC 3/16/2022 13,372
HKD 353,000 USD 45,265 CITG 3/16/2022 11
HKD 353,000 USD 45,265 JPMC 3/16/2022 10
ILS 165,500 USD 52,581 CITG 3/16/2022 684
ILS 165,500 USD 52,581 JPMC 3/16/2022 683
JPY 141,237,066 USD 1,228,332 CITG 3/16/2022 223
JPY 141,237,066 USD 1,228,333 JPMC 3/16/2022 222
NOK 7,368,346 USD 827,222 CITG 3/16/2022 8,367
NOK 7,368,345 USD 827,223 JPMC 3/16/2022 8,366
SEK 9,971,710 USD 1,097,274 CITG 3/16/2022 6,899
SEK 9,971,707 USD 1,097,275 JPMC 3/16/2022 6,896
SGD 630,446 USD 462,226 CITG 3/16/2022 5,428
SGD 630,444 USD 462,225 JPMC 3/16/2022 5,428
USD 122,351 HKD 953,168 CITG 3/16/2022 95
USD 122,350 HKD 953,166 JPMC 3/16/2022 95
USD 19,410 ILS 60,000 CITG 3/16/2022 100
USD 19,410 ILS 60,000 JPMC 3/16/2022 100
USD 459,857 JPY 52,696,500 CITG 3/16/2022 1,475

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 459,857 JPY 52,696,500 JPMC 3/16/2022 $ 1,474
Total unrealized appreciation 259,454
AUD 2,222,541 USD 1,617,541 CITG 3/16/2022 (241)
AUD 2,222,539 USD 1,617,542 JPMC 3/16/2022 (243)
HKD 1,234,501 USD 158,398 CITG 3/16/2022 (59)
HKD 1,234,499 USD 158,398 JPMC 3/16/2022 (59)
ILS 990,763 USD 320,497 CITG 3/16/2022 (1,628)
ILS 990,761 USD 320,497 JPMC 3/16/2022 (1,628)
JPY 469,388,066 USD 4,146,848 CITG 3/16/2022 (63,862)
JPY 469,388,065 USD 4,146,853 JPMC 3/16/2022 (63,864)
NZD 1,683,672 USD 1,174,574 CITG 3/16/2022 (22,732)
NZD 1,683,673 USD 1,174,576 JPMC 3/16/2022 (22,732)
SEK 26,745,444 USD 2,979,365 CITG 3/16/2022 (17,828)
SEK 26,745,441 USD 2,979,368 JPMC 3/16/2022 (17,833)
USD 2,676,145 AUD 3,758,500 CITG 3/16/2022 (58,844)
USD 2,676,141 AUD 3,758,500 JPMC 3/16/2022 (58,847)
USD 2,933,771 CHF 2,703,800 CITG 3/16/2022 (38,995)
USD 2,933,760 CHF 2,703,793 JPMC 3/16/2022 (38,999)
USD 145,902 DKK 958,000 CITG 3/16/2022 (978)
USD 145,901 DKK 958,000 JPMC 3/16/2022 (978)
USD 2,505,885 EUR 2,216,501 CITG 3/16/2022 (21,271)
USD 2,505,879 EUR 2,216,499 JPMC 3/16/2022 (21,274)
USD 4,988,133 GBP 3,736,118 CITG 3/16/2022 (67,310)
USD 4,987,968 GBP 3,736,115 JPMC 3/16/2022 (67,470)
USD 150,504 HKD 1,173,668 CITG 3/16/2022 (32)
USD 150,503 HKD 1,173,667 JPMC 3/16/2022 (32)
USD 18,898 ILS 59,500 CITG 3/16/2022 (251)
USD 18,898 ILS 59,500 JPMC 3/16/2022 (251)
USD 58,313 JPY 6,705,000 CITG 3/16/2022 (10)
USD 58,313 JPY 6,705,000 JPMC 3/16/2022 (10)
USD 174,346 NOK 1,598,000 CITG 3/16/2022 (6,871)
USD 174,346 NOK 1,598,000 JPMC 3/16/2022 (6,872)
USD 2,367,346 SEK 21,587,000 CITG 3/16/2022 (22,992)
USD 2,367,343 SEK 21,587,000 JPMC 3/16/2022 (22,995)
USD 70,311 SGD 96,000 CITG 3/16/2022 (901)
USD 70,311 SGD 96,000 JPMC 3/16/2022 (901)
Total unrealized depreciation (649,793)
Net unrealized depreciation $ (390,339)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,165,500 USD 837,061 CITI 3/16/2022 $ 11,050
AUD 597,500 USD 425,651 JPMC 3/16/2022 9,138
BRL 186,000 USD 32,394 CITI
**
3/16/2022 424
BRL 186,000 USD 32,394 JPMC
**
3/16/2022 424
CAD 1,144,000 USD 895,532 CITI 3/16/2022 8,721
CAD 59,000 USD 46,304 JPMC 3/16/2022 331
CHF 822,500 USD 888,946 CITI 3/16/2022 15,374
CHF 822,500 USD 888,947 JPMC 3/16/2022 15,373
CZK 1,050,000 USD 46,041 CITI 3/16/2022 1,690
CZK 1,050,000 USD 46,041 JPMC 3/16/2022 1,690
EUR 101,000 USD 114,249 CITI 3/16/2022 907
EUR 101,000 USD 114,249 JPMC 3/16/2022 907
GBP 300,000 USD 402,306 CITI 3/16/2022 3,632
GBP 300,000 USD 402,307 JPMC 3/16/2022 3,631
HUF 7,312,000 USD 22,271 CITI 3/16/2022 104
HUF 7,312,000 USD 22,271 JPMC 3/16/2022 104
IDR 255,000,000 USD 17,574 CITI
**
3/16/2022 219
IDR 255,000,000 USD 17,574 JPMC
**
3/16/2022 219
INR 2,737,500 USD 35,977 CITI
**
3/16/2022 458
INR 2,737,500 USD 35,978 JPMC
**
3/16/2022 458
MXN 7,104,500 USD 333,725 CITI 3/16/2022 8,945
MXN 7,104,500 USD 333,726 JPMC 3/16/2022 8,945
NOK 158,000 USD 17,600 CITI 3/16/2022 317
NOK 158,000 USD 17,600 JPMC 3/16/2022 317
NZD 82,000 USD 55,513 CITI 3/16/2022 586
NZD 82,000 USD 55,513 JPMC 3/16/2022 586
PLN 320,000 USD 78,104 CITI 3/16/2022 897
PLN 320,000 USD 78,104 JPMC 3/16/2022 897
SEK 3,242,500 USD 357,863 CITI 3/16/2022 1,181
SEK 3,242,500 USD 357,863 JPMC 3/16/2022 1,180
SGD 232,000 USD 170,166 CITI 3/16/2022 1,928
SGD 232,000 USD 170,166 JPMC 3/16/2022 1,927
TWD 1,200,000 USD 43,397 CITI
**
3/16/2022 121
TWD 1,200,000 USD 43,397 JPMC
**
3/16/2022 121
USD 255,841 AUD 351,500 CITI 3/16/2022 61
USD 255,841 AUD 351,500 JPMC 3/16/2022 61
USD 2,536,524 CAD 3,207,500 CITI 3/16/2022 1,216
USD 74,833 CAD 94,500 JPMC 3/16/2022 137
USD 74,870 CLP 63,000,000 CITI
**
3/16/2022 1,725
USD 74,870 CLP 63,000,000 JPMC
**
3/16/2022 1,725
USD 46,717 COP 185,000,000 CITI
**
3/16/2022 1,576
USD 46,717 COP 185,000,000 JPMC
**
3/16/2022 1,576
USD 1,711,727 JPY 194,394,500 CITI 3/16/2022 20,780
USD 279,354 JPY 31,768,500 JPMC 3/16/2022 3,015
USD 99,223 KRW 116,818,500 CITI
**
3/16/2022 1,152
USD 99,223 KRW 116,818,500 JPMC
**
3/16/2022 1,152
USD 57,559 NZD 82,000 CITI 3/16/2022 1,461
USD 57,559 NZD 82,000 JPMC 3/16/2022 1,461
USD 189,517 PHP 9,600,000 CITI
**
3/16/2022 3,792
USD 189,516 PHP 9,600,000 JPMC
**
3/16/2022 3,792
USD 185,554 RUB 13,900,000 CITI
**
3/16/2022 2,577
USD 185,553 RUB 13,900,000 JPMC
**
3/16/2022 2,577
USD 98,253 SEK 877,000 CITI 3/16/2022 1,142
USD 98,253 SEK 877,000 JPMC 3/16/2022 1,143
USD 43,629 TWD 1,200,000 CITI
**
3/16/2022 111

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2021 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 43,629 TWD 1,200,000 JPMC
**
3/16/2022 $ 110
USD 60,168 ZAR 962,000 CITI 3/16/2022 400
USD 60,168 ZAR 962,000 JPMC 3/16/2022 400
Total unrealized appreciation 155,944
AUD 1,608,000 USD 1,170,548 CITI 3/16/2022 (437)
CAD 2,063,500 USD 1,635,191 CITI 3/16/2022 (4,136)
CAD 35,500 USD 28,136 JPMC 3/16/2022 (76)
CLP 63,000,000 USD 74,131 CITI
**
3/16/2022 (986)
CLP 63,000,000 USD 74,131 JPMC
**
3/16/2022 (987)
COP 185,000,000 USD 46,895 CITI
**
3/16/2022 (1,754)
COP 185,000,000 USD 46,895 JPMC
**
3/16/2022 (1,754)
ILS 75,000 USD 24,332 CITI 3/16/2022 (194)
ILS 75,000 USD 24,333 JPMC 3/16/2022 (194)
JPY 194,394,500 USD 1,709,484 CITI 3/16/2022 (18,537)
JPY 31,768,500 USD 280,607 JPMC 3/16/2022 (4,268)
KRW 145,072,000 USD 122,400 CITI
**
3/16/2022 (611)
KRW 145,072,000 USD 122,400 JPMC
**
3/16/2022 (611)
PHP 9,600,000 USD 189,195 CITI
**
3/16/2022 (3,470)
PHP 9,600,000 USD 189,195 JPMC
**
3/16/2022 (3,470)
RUB 18,650,000 USD 247,932 CITI
**
3/16/2022 (2,427)
RUB 18,650,000 USD 247,932 JPMC
**
3/16/2022 (2,427)
USD 1,737,562 AUD 2,422,000 CITI 3/16/2022 (24,880)
USD 175,261 AUD 246,000 JPMC 3/16/2022 (3,749)
USD 32,517 BRL 186,000 CITI
**
3/16/2022 (301)
USD 32,517 BRL 186,000 JPMC
**
3/16/2022 (301)
USD 892,441 CHF 822,500 CITI 3/16/2022 (11,879)
USD 892,440 CHF 822,500 JPMC 3/16/2022 (11,880)
USD 46,314 CZK 1,050,000 CITI 3/16/2022 (1,417)
USD 46,314 CZK 1,050,000 JPMC 3/16/2022 (1,417)
USD 114,363 EUR 101,000 CITI 3/16/2022 (792)
USD 114,363 EUR 101,000 JPMC 3/16/2022 (792)
USD 397,259 GBP 300,000 CITI 3/16/2022 (8,679)
USD 397,259 GBP 300,000 JPMC 3/16/2022 (8,679)
USD 22,176 HUF 7,312,000 CITI 3/16/2022 (199)
USD 22,176 HUF 7,312,000 JPMC 3/16/2022 (199)
USD 17,602 IDR 255,000,000 CITI
**
3/16/2022 (190)
USD 17,602 IDR 255,000,000 JPMC
**
3/16/2022 (190)
USD 24,136 ILS 75,000 CITI 3/16/2022 (2)
USD 24,136 ILS 75,000 JPMC 3/16/2022 (2)
USD 36,265 INR 2,737,500 CITI
**
3/16/2022 (171)
USD 36,265 INR 2,737,500 JPMC
**
3/16/2022 (171)
USD 23,714 KRW 28,253,500 CITI
**
3/16/2022 (5)
USD 23,714 KRW 28,253,500 JPMC
**
3/16/2022 (5)
USD 333,039 MXN 7,104,500 CITI 3/16/2022 (9,632)
USD 333,038 MXN 7,104,500 JPMC 3/16/2022 (9,632)
USD 17,420 NOK 158,000 CITI 3/16/2022 (497)
USD 17,420 NOK 158,000 JPMC 3/16/2022 (497)
USD 76,314 PLN 320,000 CITI 3/16/2022 (2,687)
USD 76,314 PLN 320,000 JPMC 3/16/2022 (2,687)
USD 62,015 RUB 4,750,000 CITI
**
3/16/2022 (514)
USD 62,015 RUB 4,750,000 JPMC
**
3/16/2022 (514)
USD 259,853 SEK 2,365,500 CITI 3/16/2022 (2,080)
USD 259,852 SEK 2,365,500 JPMC 3/16/2022 (2,081)
USD 169,846 SGD 232,000 CITI 3/16/2022 (2,248)
USD 169,846 SGD 232,000 JPMC 3/16/2022 (2,248)
USD 15,844 ZAR 256,500 CITI 3/16/2022 (93)
USD 15,844 ZAR 256,500 JPMC 3/16/2022 (93)
ZAR 1,218,500 USD 76,011 CITI 3/16/2022 (306)

AQR Funds | N-PORT Part F | December 2021
See notes to Schedule of Investments.
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 1,218,500 USD 76,011 JPMC 3/16/2022 $ (307)
Total unrealized depreciation (158,355)
Net unrealized depreciation $ (2,411)
** Non-deliverabl e forward.

Schedule of Investments
AQR Funds | N-PORT Part F | December 2021
December 31, 2021 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
Australian Bank-Bill Reference Rate (“BBR ”): 0.02%
Euro Short-Term Rate ("ESTR"): -0.59%
Swiss Average Rate Overnight (“SARON”): -0.68%
Tokyo Overnight Average Rate (“TONAR”):  -0.02%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2021
December 31, 2021 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,223,891,933 $ – $ – $ 1,223,891,933
Preferred Stocks ................................ 502,165 – – 502,165
Short-Term Investments ........................... 65,779,156 – – 65,779,156
Total Assets $ 1,290,173,254 $ – $ – $ 1,290,173,254
LIABILITIES
Futures Contracts* ............................... $ (278,732) $ – $ – $ (278,732)
Total Liabilities $ (278,732) $ – $ – $ (278,732)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 125,219,834 $ – $ 73,367 $ 125,293,201
Preferred Stocks ................................ 174,359 – – 174,359
Securities Lending Collateral ....................... 887,924 – – 887,924
Short-Term Investments ........................... 6,226,099 – – 6,226,099
Total Assets $ 132,508,216 $ – $ 73,367 $ 132,581,583
LIABILITIES
Futures Contracts* ............................... $ (18,804) $ – $ – $ (18,804)
Total Liabilities $ (18,804) $ – $ – $ (18,804)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2021
December 31, 2021 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 54,405,086 $ 438,510,602 $ – $ 492,915,688
Short-Term Investments ........................... 14,117,922 – – 14,117,922
Futures Contracts* ............................... 190,788 – – 190,788
Total Assets $ 68,713,796 $ 438,510,602 $ – $ 507,224,398
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 106,559,461 $ 506,550,157 $ – $ 613,109,618
Securities Lending Collateral ....................... 1,048,468 – – 1,048,468
Short-Term Investments ........................... 12,261,105 – – 12,261,105
Total Assets $ 119,869,034 $ 506,550,157 $ – $ 626,419,191
LIABILITIES
Futures Contracts* ............................... $ (29,296) $ – $ – $ (29,296)
Total Liabilities $ (29,296) $ – $ – $ (29,296)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,144,627,659 $ – $ – $ 1,144,627,659
Preferred Stocks ................................ 57,202 – – 57,202
Securities Lending Collateral ....................... 1,070,043 – – 1,070,043
Short-Term Investments ........................... 12,644,705 – – 12,644,705
Futures Contracts* ............................... 48,394 – – 48,394
Total Assets $ 1,158,448,003 $ – $ – $ 1,158,448,003
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 248,518,426 $ – $ 76,881 $ 248,595,307
Securities Lending Collateral ....................... 6,199,287 – – 6,199,287
Short-Term Investments ........................... 13,969,317 – – 13,969,317
Total Assets $ 268,687,030 $ – $ 76,881 $ 268,763,911
LIABILITIES
Futures Contracts* ............................... $ (87,501) $ – $ – $ (87,501)
Total Liabilities $ (87,501) $ – $ – $ (87,501)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 98,700,295 $ 468,576,520 $ – $ 567,276,815
Securities Lending Collateral ....................... 4,501,412 – – 4,501,412
Short-Term Investments ........................... 5,318,169 – – 5,318,169
Futures Contracts* ............................... 57,297 – – 57,297
Total Assets $ 108,577,173 $ 468,576,520 $ – $ 577,153,693
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,813,103,839 $ – $ – $ 5,813,103,839
Short-Term Investments ........................... 72,310,691 – – 72,310,691
Futures Contracts* ............................... 448,263 – – 448,263
Total Assets $ 5,885,862,793 $ – $ – $ 5,885,862,793
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 34,058,741 $ 234,310,769 $ – $ 268,369,510
Securities Lending Collateral ....................... 655,203 – – 655,203
Short-Term Investments ........................... 10,088,666 – – 10,088,666
Futures Contracts* ............................... 136,769 – – 136,769
Total Assets $ 44,939,379 $ 234,310,769 $ – $ 279,250,148

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2021
December 31, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund and AQR Small Cap Momentum Style Fund.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 210,956,644 $ 80,084,426 $ – $ 291,041,070
Short-Term Investments ........................... 35,490,188 – – 35,490,188
Futures Contracts* ............................... 1,143,693 – – 1,143,693
Forward Foreign Currency Exchange Contracts* ........ – 1,840,683 – 1,840,683
Total Return Swaps Contracts* ...................... – 50,012 – 50,012
Total Assets $ 247,590,525 $ 81,975,121 $ – $ 329,565,646
LIABILITIES
Futures Contracts* ............................... $ (820,675) $ – $ – $ (820,675)
Forward Foreign Currency Exchange Contracts* ........ – (3,291,279) – (3,291,279)
Total Return Swaps Contracts* ...................... – (198,819) – (198,819)
Total Liabilities $ (820,675) $ (3,490,098) $ – $ (4,310,773)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 76,986,625 $ – $ 76,986,625
Short-Term Investments ........................... 9,440,497 – – 9,440,497
Futures Contracts* ............................... 487,537 – – 487,537
Forward Foreign Currency Exchange Contracts* ........ – 259,454 – 259,454
Total Return Swaps Contracts* ...................... – 131,875 – 131,875
Total Assets $ 9,928,034 $ 77,377,954 $ – $ 87,305,988
LIABILITIES
Futures Contracts* ............................... $ (374,537) $ – $ – $ (374,537)
Forward Foreign Currency Exchange Contracts* ........ – (649,793) – (649,793)
Total Return Swaps Contracts* ...................... – (9) – (9)
Total Liabilities $ (374,537) $ (649,802) $ – $ (1,024,339)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Forward Foreign Currency Exchange Contracts* ........ $ – $ 155,944 $ – $ 155,944
Total Assets $ – $ 155,944 $ – $ 155,944
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (158,355) $ – $ (158,355)
Total Liabilities $ – $ (158,355) $ – $ (158,355)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2021
December 31, 2021 (Unaudited)
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
At a meeting held on November 9, 2021, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Core Plus Bond Fund. Prior to the Liquidation Date (as defined below), in addition to the Fund's typical monthly income distributions and scheduled December 2021 annual capital gains distribution, the Fund may declare one or more additional dividends to all holders of record as of a date or dates to be determined consisting of any undistributed income and capital gains (net of available capital loss carryovers) of the Fund. Prior notice of such dividends will be posted to the
AQR Funds website at https://funds.aqr.com. On or about January 7, 2022 (the "Liquidation Date"), the Fund will make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than that disclosed above.